                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-08481
                                   -------------------------------------
                         Nations Separate Account Trust
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           One Bank of America Plaza
                                 NC1-002-33-31
                                 Charlotte NC                28255
     ---------------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
   ---------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 704-388-4353
                                                   ---------------------

Date of fiscal year end: 12-31-2003
                        ----------------------

Date of reporting period:  06-30-2003
                         ---------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                         NATIONS SEPARATE ACCOUNT TRUST

                               SEMIANNUAL REPORT
                                 JUNE 30, 2003

                                                               SEMIANNUAL REPORT

TABLE OF CONTENTS

                                     SEMIANNUAL REPORT
                                     Statements of net assets                                       20
                                     Statements of operations                                       64
                                     Statements of changes in net assets                            66
                                     Schedules of capital stock activity                            70
                                     Financial highlights                                           74
                                     Notes to financial statements                                  78

                                                               SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Marsico International Opportunities Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
             COMMON STOCKS -- 91.8%
             AUSTRIA -- 1.4%
     4,014   Erste Bank Der Oesterreichischen Sparkassen AG.............   $   354,701
                                                                           -----------
             BRAZIL -- 2.2%
    22,173   Tele Norte Leste Participacoes SA, ADR.....................       258,981
    17,356   Unibanco Holdings GDR......................................       297,829
                                                                           -----------
                                                                               556,810
                                                                           -----------
             CANADA -- 2.5%
    23,554   Molson Inc. ...............................................       632,556
                                                                           -----------
             CHINA -- 1.4%
    12,292   CNOOC Ltd., ADR............................................       365,072
                                                                           -----------
             FINLAND -- 2.0%
    30,525   Nokia Oyj..................................................       502,668
                                                                           -----------
             FRANCE -- 4.5%
    13,310   Credit Agricole SA.........................................       252,960
    22,450   France Telecom SA..........................................       550,673
    27,230   JC Decaux SA!!.............................................       340,840
                                                                           -----------
                                                                             1,144,473
                                                                           -----------
             GERMANY -- 6.3%
    28,894   Bayerische Motoren Werke (BMW) AG..........................     1,109,892
     4,223   SAP AG.....................................................       494,650
                                                                           -----------
                                                                             1,604,542
                                                                           -----------
             HONG KONG -- 1.2%
   232,000   Cathay Pacific Airways.....................................       312,382
                                                                           -----------
             HUNGARY -- 1.3%
     3,114   OTP Bank Rt., ADR@.........................................        60,167
    13,948   OTP Bank Rt., GDR..........................................       268,499
                                                                           -----------
                                                                               328,666
                                                                           -----------
             INDONESIA -- 0.2%
   477,500   Bank Mandiri Persero PT(h).................................        39,068
                                                                           -----------
             IRELAND -- 7.6%
    42,750   Ryanair Holdings plc, ADR!!................................     1,919,475
                                                                           -----------
             ITALY -- 1.0%
    10,930   Banca Pop Bergamo Credito..................................       250,905
                                                                           -----------
             JAPAN -- 10.6%
     9,000   CANON Inc. ................................................       412,992
    89,000   Daiwa Securities...........................................       511,430
        63   Nippon Telegraph and Telephone Corporation.................       247,121
    71,500   Nissan Motor Company, Ltd. ................................       683,589
       110   NTT DoCoMo, Inc.@..........................................       238,184


  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
             JAPAN  -- (CONTINUED)
    25,000   Sharp Corporation..........................................   $   320,841
    76,000   Toshiba Corporation........................................       261,403
                                                                           -----------
                                                                             2,675,560
                                                                           -----------
             KOREA -- 2.4%
     2,070   Samsung Electronics Company, Ltd. .........................       615,194
                                                                           -----------
             MEXICO -- 0.9%
    77,338   Wal-Mart de Mexico SA de CV, Series V......................       228,586
                                                                           -----------
             NETHERLANDS -- 8.7%
    70,323   Koninklijke KPN NV.........................................       498,264
     8,021   Royal Dutch Petroleum Company..............................       373,939
    24,364   Van Der Moolen Holding.....................................       339,380
    32,673   VNU NV.....................................................     1,006,668
                                                                           -----------
                                                                             2,218,251
                                                                           -----------
             RUSSIA -- 3.4%
     4,800   Mobile Telesystems, ADS!!..................................       283,200
    10,169   YUKOS, ADR.................................................       569,464
                                                                           -----------
                                                                               852,664
                                                                           -----------
             SPAIN -- 3.1%
    31,177   Corporacion Mapfre, SA.....................................       332,961
    24,130   Sogecable, SA!!............................................       454,995
                                                                           -----------
                                                                               787,956
                                                                           -----------
             SWITZERLAND -- 10.4%
     8,014   Roche Holding AG...........................................       628,613
    22,550   UBS AG.....................................................     1,254,397
     6,274   Zurich Financial Services AG...............................       748,035
                                                                           -----------
                                                                             2,631,045
                                                                           -----------
             TAIWAN -- 0.8%
    21,184   Taiwan Semiconductor Manufacturing Company Ltd., ADR!!.....       213,535
                                                                           -----------
             UNITED KINGDOM -- 17.7%
    51,226   British Sky Broadcasting Group plc!!.......................       567,619
    35,012   Diageo plc.................................................       373,802
   373,844   EMI Group plc..............................................       752,611
    53,041   HSBC Holdings plc..........................................       626,679
   245,417   Marconi Corporation plc!!..................................       249,058
    46,285   Royal Bank of Scotland plc@................................     1,298,403
    21,668   Smiths Group plc...........................................       251,359
    29,947   Standard Chartered plc.....................................       363,707
                                                                           -----------
                                                                             4,483,238
                                                                           -----------
             UNITED STATES -- 2.2%
     9,360   NTL Incorporated!!.........................................       319,363
    13,632   Wynn Resorts, Limited!!....................................       241,150
                                                                           -----------
                                                                               560,513
                                                                           -----------
             TOTAL COMMON STOCKS
               (Cost $19,806,353).......................................    23,277,860
                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 20                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Marsico International Opportunities Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                      VALUE
---------------------------------------------------------------------------------------
             FOREIGN BONDS AND NOTES -- 1.0%
             UNITED KINGDOM -- 1.0%
$  300,000   Telewest Communication plc,
               11.000% 10/01/07.........................................   $   108,750
   175,000   Telewest Communication plc,
               9.875% 02/01/10..........................................        63,438
   250,000   Telewest Communication plc,
               (0.000%) due 04/15/09
               9.250% beginning 04/15/04................................        78,125
                                                                           -----------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $194,344)..........................................       250,313
                                                                           -----------
  SHARES
----------
             PREFERRED STOCKS -- 1.5%
               (Cost $304,549)
             BRAZIL -- 1.5%
    19,059   Companhia de Bebidas das Americas, ADR.....................       387,851
                                                                           -----------
PRINCIPAL
  AMOUNT
----------
             SHORT TERM INVESTMENTS -- 7.1%
               (Cost $1,800,000)
             FEDERAL HOME LOAN BANK (FHLB) -- 7.1%
$1,800,000     Discount note 07/01/03...................................     1,799,955
                                                                           -----------

  SHARES                                                                      VALUE
---------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- 0.4%
               (Cost $93,000)
    93,000   Nations Cash Reserves, Capital Class Shares#...............   $    93,000
                                                                           -----------
             TOTAL INVESTMENTS
               (Cost $22,198,246*)...............................  101.8%   25,808,979
                                                                           -----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................   (1.8)%
             Cash.......................................................           604
             Foreign currency (cost $411,197)...........................       410,963
             Receivable for investment securities sold..................     1,108,161
             Receivable for Fund shares sold............................       172,525
             Dividends receivable.......................................        27,965
             Payable for Fund shares redeemed...........................       (14,544)
             Investment advisory fee payable............................       (10,259)
             Administration fee payable.................................        (4,357)
             Shareholder servicing and distribution fees payable........        (4,951)
             Payable for investment securities purchased................    (2,063,420)
             Accrued Trustees' fees and expenses........................       (33,412)
             Accrued expenses and other liabilities.....................       (37,776)
                                                                           -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)........................................      (448,501)
                                                                           -----------
             NET ASSETS..........................................  100.0%  $25,360,478
                                                                           ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income........................   $    78,568
             Accumulated net realized loss on investments sold..........    (4,246,248)
             Net unrealized appreciation of investments and foreign
               currency translations....................................     3,612,604
             Paid-in capital............................................    25,915,554
                                                                           -----------
             NET ASSETS.................................................   $25,360,478
                                                                           ===========
             Net asset value per share
               ($25,360,478 / 2,315,337 shares of common stock
               outstanding).............................................        $10.95
                                                                           ===========

---------------

 *Federal income tax information (see Note 9).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(h)Fair valued security.

ABBREVIATIONS:

ADR  --   American Depository Receipt
ADS  --   American Depository Shares
GDR  --   Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             21

NATIONS FUNDS

Nations Separate Account Trust -- Marsico International Opportunities Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


At June 30, 2003, sector diversification was as follows:

                                                                 % OF NET
SECTOR DIVERSIFICATION                                            ASSETS             VALUE
-----------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................       15.0%        $     3,812,918
Telecommunications services.................................        9.2               2,326,736
Airlines....................................................        8.8               2,231,857
Automotive..................................................        7.1               1,793,481
Investment services.........................................        7.0               1,765,827
Publishing and advertising..................................        5.3               1,347,508
Media.......................................................        4.8               1,207,606
Financial services..........................................        4.3               1,087,415
Beverages...................................................        4.0               1,006,358
Broadcasting and cable......................................        3.5                 886,982
Semiconductors..............................................        3.3                 828,729
Networking and telecommunications equipment.................        3.0                 751,726
Integrated oil..............................................        2.8                 739,011
Pharmaceuticals.............................................        2.5                 628,613
Oil and gas.................................................        2.2                 569,464
Software....................................................        2.0                 494,650
Computers and office equipment..............................        1.6                 412,992
Insurance...................................................        1.3                 332,961
Electronics.................................................        1.3                 320,841
Other.......................................................        2.8                 732,185
                                                              ---------         ---------------
TOTAL COMMON STOCKS.........................................       91.8              23,277,860
PREFERRED STOCKS............................................        1.5                 387,851
FOREIGN BONDS...............................................        1.0                 250,313
SHORT-TERM INVESTMENTS......................................        7.1               1,799,955
INVESTMENT COMPANIES........................................        0.4                  93,000
                                                              ---------         ---------------
TOTAL INVESTMENTS...........................................      101.8              25,808,979
OTHER ASSETS AND LIABILITIES (NET)..........................       (1.8)               (448,501)
                                                              ---------         ---------------
NET ASSETS..................................................      100.0%        $    25,360,478
                                                              =========         ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

 22                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- International Value Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
            COMMON STOCKS  -- 99.7%
            BERMUDA -- 2.6%
  26,200    Tyco International Ltd. ....................................   $   497,276
                                                                           -----------
            BRAZIL -- 4.2%
  53,700    Centrais Eletricas Brasileiras SA, ADR......................       185,303
  20,910    Petroleo Brasileiro SA-'A', ADR.............................       371,362
  21,100    Tele Norte Leste Participacoes SA, ADR......................       246,448
                                                                           -----------
                                                                               803,113
                                                                           -----------
            FRANCE -- 8.7%
  52,810    Alcatel SA, ADR.............................................       472,650
  22,800    Axa, ADR....................................................       355,908
   4,550    Compagnie Generale des Etablissements Michelin..............       177,651
  21,600    European Aeronautic Defence and Space Company...............       264,912
   5,500    Nexans SA...................................................        91,455
   5,900    Renault SA..................................................       311,934
                                                                           -----------
                                                                             1,674,510
                                                                           -----------
            GERMANY -- 8.2%
  17,630    Bayerische Hypo-und Vereinsbank AG, ADR.....................       289,504
  42,890    Deutsche Telekom AG, ADR....................................       651,929
   6,390    E.On AG, ADR................................................       327,487
  36,000    Volkswagen AG...............................................       302,609
                                                                           -----------
                                                                             1,571,529
                                                                           -----------
            HONG KONG -- 0.7%
  30,020    Swire Pacific, Ltd. 'A', ADR................................       131,271
                                                                           -----------
            ITALY -- 4.8%
 134,480    IntesaBci SpA...............................................       430,090
   5,400    Telecom Italia SpA, ADR.....................................       489,456
                                                                           -----------
                                                                               919,546
                                                                           -----------
            JAPAN -- 19.3%
   8,800    Daiichi Pharmaceutical Company, Ltd. .......................       114,622
  32,000    Daiwa House Industry Company, Ltd. .........................       220,129
   4,810    Hitachi, Ltd., ADR..........................................       203,463
      55    Japan Tobacco, Inc. ........................................       297,273
   6,010    Komatsu Ltd., ADR...........................................        92,096
  43,200    Matsushita Electric Industrial Company Ltd., ADR............       434,160
   7,400    Millea Holdings, Inc., ADR..................................       284,456
  45,000    Mitsubishi Heavy Industries, Ltd. ..........................       116,552
  51,380    Mitsubishi Tokyo Financial Group Inc. ......................       235,320
  81,000    Nippon Mitsubishi Oil Corporation...........................       351,455
  14,700    Nippon Telegraph and Telephone Corporation, ADR.............       291,060
   5,000    Ono Pharmaceutical Company, Ltd. ...........................       154,903


 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
            JAPAN  -- (CONTINUED)
  24,000    Sankyo Company, Ltd. .......................................   $   286,621
  94,900    Sumitomo Mitsui Financial Group, Inc., ADR..................       207,072
   8,500    TDK Corporation, ADR........................................       417,350
                                                                           -----------
                                                                             3,706,532
                                                                           -----------
            MEXICO -- 5.1%
  21,360    America Movil SA de CV 'L', ADR.............................       400,500
  11,663    Cemex SA de CV, ADR.........................................       259,968
  10,090    Telefonos de Mexico SA de CV 'L', ADR.......................       317,028
                                                                           -----------
                                                                               977,496
                                                                           -----------
            NETHERLANDS -- 7.7%
  11,651    ABN AMRO Holding NV, ADR....................................       222,418
   6,120    Akzo Nobel NV, ADR..........................................       163,098
  26,068    ING Groep NV, ADR...........................................       456,973
  32,900    Koninklijke Ahold NV, ADR...................................       275,373
  10,300    Numico (Koninklijke) NV.....................................       158,496
  16,465    Wolters Kluwer NV, ADR......................................       198,527
                                                                           -----------
                                                                             1,474,885
                                                                           -----------
            NEW ZEALAND -- 1.2%
   9,760    Telecom Corporation of New Zealand Ltd., ADR................       237,754
                                                                           -----------
            PORTUGAL -- 1.5%
  41,292    Portugal Telecommunications, SGPS, SA, ADR..................       294,825
                                                                           -----------
            RUSSIA -- 1.2%
   2,900    LUKOIL, ADR.................................................       229,100
                                                                           -----------
            SINGAPORE -- 1.8%
   3,410    DBS Group Holdings Ltd., ADR@...............................        79,779
  46,000    Overseas-Chinese Banking Corporation Ltd. ..................       261,215
                                                                           -----------
                                                                               340,994
                                                                           -----------
            SOUTH AFRICA -- 1.6%
  45,840    SABMiller plc, ADR@.........................................       310,383
                                                                           -----------
            SOUTH KOREA -- 3.5%
  34,780    Korea Electric Power Corporation, ADR.......................       309,890
  12,280    KT Corporation, ADR.........................................       242,039
   4,810    POSCO, ADR..................................................       125,974
                                                                           -----------
                                                                               677,903
                                                                           -----------
            SPAIN -- 7.8%
  44,870    Banco Bilbao Vizcaya Argentaria SA, ADR.....................       470,686
  30,800    Repsol YPF SA, ADR..........................................       498,036
  15,592    Telefonica SA, ADR!!........................................       539,015
                                                                           -----------
                                                                             1,507,737
                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             23

NATIONS FUNDS

Nations Separate Account Trust -- International Value Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)



 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
            SWITZERLAND -- 5.0%
   9,330    Swisscom AG, ADR............................................   $   264,412
  58,500    Zurich Financial Services AG, ADR@..........................       697,489
                                                                           -----------
                                                                               961,901
                                                                           -----------
            UNITED KINGDOM -- 14.1%
  25,120    BAE Systems plc, ADR........................................       236,274
  15,000    Boots Group plc.............................................       321,034
   8,780    British American Tobacco plc, ADR...........................       199,130
   3,912    BT Group plc, ADR...........................................       131,678
   9,930    Corus Group plc, ADR!!......................................        23,633
  91,700    Friends Provident plc.......................................       171,746
  11,390    Glaxosmithkline plc -- ADR..................................       461,750
   3,130    HSBC Holdings plc, ADR......................................       185,014
  45,050    Invensys plc, ADR...........................................        30,481
   5,164    Marks & Spencer Group plc, ADR..............................       161,436
  15,830    Reuters Group plc...........................................       278,291
 107,900    Royal & Sun Alliance Insurance Group plc....................       247,044
  60,700    Safeway plc.................................................       257,921
                                                                           -----------
                                                                             2,705,432
                                                                           -----------
            VENEZUELA -- 0.7%
  11,443    Cia Anonima Nacional Telefonos de Venezuela, ADR............       142,923
                                                                           -----------
            TOTAL COMMON STOCKS
              (Cost $21,404,753)........................................    19,165,110
                                                                           -----------
            PREFERRED STOCKS -- 0.3%
              (Cost $105,544)
            BRAZIL -- 0.3%
   2,080    Telecomunicacoes Brasileiras SA -- Telebras, ADR!!..........        57,304
                                                                           -----------
            INVESTMENT COMPANIES -- 0.2%
              (Cost $47,000)
  47,000    Nations Cash Reserves, Capital Class Shares#................        47,000
                                                                           -----------
            TOTAL INVESTMENTS
              (Cost $21,557,297*).............................     100.2%   19,269,414
                                                                           -----------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................      (0.2)%
            Cash........................................................   $     2,679
            Foreign currency (cost $10,576).............................        10,576
            Receivable for Fund shares sold.............................            39
            Dividends receivable........................................        88,240
            Payable for Fund shares redeemed............................       (56,726)
            Investment advisory fee payable.............................        (8,741)
            Administration fee payable..................................        (3,521)
            Accrued Trustees' fees and expenses.........................       (23,311)
            Accrued expenses and other liabilities......................       (48,383)
                                                                           -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................       (39,148)
                                                                           -----------
            NET ASSETS........................................     100.0%  $19,230,266
                                                                           ===========

                                                                              VALUE
---------------------------------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $   202,476
            Accumulated net realized loss on investments sold...........      (527,088)
            Net unrealized depreciation of investments and foreign
              currency translations.....................................    (2,287,990)
            Paid-in capital.............................................    21,842,868
                                                                           -----------
            NET ASSETS..................................................   $19,230,266
                                                                           ===========
            Net asset value per share
              ($19,230,266 / 2,467,336 shares of common stock
              outstanding)..............................................
                                                                                 $7.79
                                                                           ===========

---------------

 *Federal income tax information (see Note 9).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

 24                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- International Value Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


At June 30, 2003, sector diversification was as follows:

                                                                 % OF NET
SECTOR DIVERSIFICATION                                            ASSETS             VALUE
-----------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................       22.2%        $     4,249,067
Commercial banking..........................................       12.4               2,381,098
Insurance...................................................        9.1               1,756,643
Oil and gas.................................................        7.5               1,449,953
Pharmaceuticals.............................................        5.3               1,017,896
Food and drug stores........................................        4.4                 854,328
Automotive..................................................        4.1                 792,194
Electrical equipment........................................        3.7                 712,268
Housing and furnishing......................................        3.4                 654,289
Financial services..........................................        3.1                 588,244
Electric power -- Non nuclear...............................        2.7                 512,790
Aerospace and defense.......................................        2.6                 501,186
Conglomerates...............................................        2.6                 497,276
Tobacco.....................................................        2.6                 496,403
Media.......................................................        2.5                 476,818
Networking and telecommunications equipment.................        2.5                 472,650
Beverages...................................................        1.6                 310,383
Electric power -- Nuclear...................................        1.6                 309,890
Construction................................................        1.4                 259,968
Heavy Machinery.............................................        1.2                 239,129
Other.......................................................        3.2                 632,637
                                                              ---------         ---------------
TOTAL COMMON STOCKS.........................................       99.7              19,165,110
PREFERRED STOCKS............................................        0.3                  57,304
INVESTMENT COMPANIES........................................        0.2                  47,000
                                                              ---------         ---------------
TOTAL INVESTMENTS...........................................      100.2              19,269,414
OTHER ASSETS AND LIABILITIES (NET)..........................       (0.2)                (39,148)
                                                              ---------         ---------------
NET ASSETS..................................................      100.0%        $    19,230,266
                                                              =========         ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             25

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Focused Equities Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             COMMON STOCKS -- 98.1%
             AUTOMOTIVE -- 3.6%
   115,716   Bayerische Motoren Werke (BMW) AG.............................   $  4,444,942
                                                                              ------------
             BEVERAGES -- 1.4%
    33,159   Anheuser-Busch Companies, Inc. ...............................      1,692,767
                                                                              ------------
             BROADCASTING AND CABLE -- 7.7%
    48,166   Clear Channel Communications, Inc.!!..........................      2,041,757
   132,920   The Walt Disney Company.......................................      2,625,170
   114,508   Viacom Inc., Class B!!........................................      4,999,419
                                                                              ------------
                                                                                 9,666,346
                                                                              ------------
             COMMERCIAL BANKING -- 4.8%
   141,056   Citigroup Inc. ...............................................      6,037,197
                                                                              ------------
             COMMERCIAL SERVICES -- 3.4%
    40,628   eBay Inc.!!...................................................      4,232,625
                                                                              ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 2.9%
   114,138   Dell Computer Corporation!!...................................      3,647,850
                                                                              ------------
             CONSUMER CREDIT AND MORTGAGES -- 3.7%
    68,859   Fannie Mae....................................................      4,643,851
                                                                              ------------
             DEPARTMENT AND DISCOUNT STORES -- 2.3%
    52,661   Wal-Mart Stores, Inc. ........................................      2,826,316
                                                                              ------------
             DIVERSIFIED MANUFACTURING -- 4.6%
   200,109   General Electric Company......................................      5,739,126
                                                                              ------------
             FINANCE -- MISCELLANEOUS -- 6.8%
   215,994   SLM Corporation...............................................      8,460,485
                                                                              ------------
             HEALTH SERVICES -- 11.5%
    70,650   Quest Diagnostics Inc.!!......................................      4,507,470
   196,020   UnitedHealth Group Inc. ......................................      9,850,005
                                                                              ------------
                                                                                14,357,475
                                                                              ------------
             HOUSEHOLD PRODUCTS -- 2.4%
    32,957   Procter & Gamble Company......................................      2,939,105
                                                                              ------------
             HOUSING AND FURNISHING -- 1.1%
    17,051   Lennar Corporation, Class A...................................      1,219,147
     1,470   Lennar Corporation, Class B...................................        100,989
                                                                              ------------
                                                                                 1,320,136
                                                                              ------------


  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             INVESTMENT SERVICES -- 4.3%
    26,089   Goldman Sachs Group, Inc. ....................................   $  2,184,954
    48,859   Lehman Brothers Holdings Inc. ................................      3,248,146
                                                                              ------------
                                                                                 5,433,100
                                                                              ------------
             LODGING AND RECREATION -- 1.6%
    47,167   Four Seasons Hotels Inc.(a)...................................      2,040,444
                                                                              ------------
             MEDICAL DEVICES AND SUPPLIES -- 1.7%
    48,512   Zimmer Holdings, Inc.!!.......................................      2,185,466
                                                                              ------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 6.4%
   403,960   Cisco Systems, Inc.!!.........................................      6,742,092
    79,186   Nokia Corporation, ADR........................................      1,301,026
                                                                              ------------
                                                                                 8,043,118
                                                                              ------------
             PHARMACEUTICALS -- 11.7%
    67,652   Amgen Inc.!!..................................................      4,494,799
    51,986   Eli Lilly and Company.........................................      3,585,474
    89,530   Genentech, Inc.!!.............................................      6,456,905
                                                                              ------------
                                                                                14,537,178
                                                                              ------------
             RAILROADS, TRUCKING AND SHIPPING -- 3.3%
    66,936   FedEx Corporation.............................................      4,152,040
                                                                              ------------
             SEMICONDUCTORS -- 3.0%
   177,997   Intel Corporation.............................................      3,699,490
                                                                              ------------
             SOFTWARE -- 3.3%
    56,387   Electronic Arts Inc.!!........................................      4,172,074
                                                                              ------------
             SPECIALTY STORES -- 6.6%
    80,924   Lowe's Companies, Inc. .......................................      3,475,686
   147,301   Tiffany & Company.............................................      4,813,796
                                                                              ------------
                                                                                 8,289,482
                                                                              ------------
             TOTAL COMMON STOCKS
               (Cost $101,923,520).........................................    122,560,613
                                                                              ------------
PRINCIPAL
  AMOUNT
----------
             SHORT TERM INVESTMENTS -- 2.7%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 2.7%
               (Cost $3,400,000)
$3,400,000   Discount note 07/01/03........................................      3,399,934
                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 26                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Focused Equities Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


  SHARES                                                                          VALUE
-------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- 0.3%
               (Cost $396,301)
   396,301   Nations Cash Reserves, Capital Class Shares#..................   $    396,301
                                                                              ------------
             TOTAL INVESTMENTS
               (Cost $105,719,821*)..............................   101.1%     126,356,848
                                                                              ------------
             OTHER ASSETS AND
               LIABILITIES (NET).................................    (1.1)%
             Cash..........................................................   $        665
             Unrealized appreciation on forward foreign exchange
               contracts...................................................         18,728
             Receivable for investment securities sold.....................        831,278
             Receivable for Fund shares sold...............................        308,286
             Dividends receivable..........................................         56,559
             Interest receivable...........................................          1,265
             Unrealized depreciation on forward foreign exchange
               contracts...................................................           (675)
             Collateral on securities loaned...............................       (326,301)
             Payable for Fund shares redeemed..............................        (97,375)
             Investment advisory fee payable...............................        (77,284)
             Administration fee payable....................................        (23,701)
             Payable for investment securities purchased...................     (1,953,472)
             Accrued Trustees' fees and expenses...........................        (33,347)
             Accrued expenses and other liabilities........................        (72,320)
                                                                              ------------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................     (1,367,694)
                                                                              ------------
             NET ASSETS..........................................   100.0%    $124,989,154
                                                                              ============


                                                                                  VALUE
-------------------------------------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Accumulated net investment loss...............................   $   (139,482)
             Accumulated net realized loss on investments sold.............    (42,506,424)
             Net unrealized appreciation of investments, currency
               contracts, and foreign currency translations................     20,655,318
             Paid-in capital...............................................    146,979,742
                                                                              ------------
             NET ASSETS....................................................   $124,989,154
                                                                              ============
             Net asset value per share
               ($124,989,154 / 9,582,364 shares of common stock
               outstanding)................................................         $13.04
                                                                              ============

---------------

 *Federal income tax information (see Note 9).

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $326,301.

(a)All or a portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003 is $359,107 and $307,319, respectively.

ABBREVIATIONS:
ADR - American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             27

NATIONS FUNDS

Nations Separate Account Trust -- Small Company Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             COMMON STOCKS -- 87.2%
             AEROSPACE AND DEFENSE -- 0.9%
     7,395   Triumph Group, Inc.!!.........................................   $   208,317
                                                                              -----------
             AIRLINES -- 1.0%
    12,300   SkyWest, Inc. ................................................       234,438
                                                                              -----------
             APPAREL AND TEXTILES -- 0.9%
     4,225   Columbia Sportswear Company!!.................................       217,207
                                                                              -----------
             BEVERAGES -- 1.1%
     7,819   Constellation Brands, Inc.!!..................................       245,517
                                                                              -----------
             BROADCASTING AND CABLE -- 1.2%
    15,825   Radio One, Inc., Class D!!....................................       281,210
                                                                              -----------
             CHEMICALS -- BASIC -- 2.0%
    19,625   Agrium Inc....................................................       215,090
    11,550   Delta and Pine Land Company...................................       253,869
                                                                              -----------
                                                                                  468,959
                                                                              -----------
             COMMERCIAL BANKING -- 4.6%
    11,577   City National Corporation.....................................       515,871
     9,970   F.N.B. Corporation............................................       301,692
    11,925   National Commerce Financial Corporation.......................       264,616
                                                                              -----------
                                                                                1,082,179
                                                                              -----------
             COMMERCIAL SERVICES -- 1.6%
     4,600   Iron Mountain Inc.!!..........................................       170,613
     9,621   Trammell Crow Company!!.......................................       102,079
     4,142   Watson Wyatt & Company Holdings!!.............................        96,012
                                                                              -----------
                                                                                  368,704
                                                                              -----------
             COMPUTER SERVICES -- 2.0%
     2,841   Cognizant Technology Solutions Corporation!!..................        69,207
     8,633   Pegasus Solutions Inc.!!......................................       140,286
     6,393   Syntel, Inc.!!................................................       100,562
     9,420   Tier Technologies, Inc., Class B!!............................        73,005
    12,974   Virage Logic Corporation!!....................................        93,932
                                                                              -----------
                                                                                  476,992
                                                                              -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
     8,275   Avocent Corporation!!.........................................       247,670
     6,075   Pinnacle Systems, Inc.!!......................................        65,003
     9,834   Plexus Corporation!!..........................................       113,386
                                                                              -----------
                                                                                  426,059
                                                                              -----------
             CONSTRUCTION -- 0.4%
     4,354   Chicago Bridge & Iron Company NV..............................        98,749
                                                                              -----------
             CONSUMER SERVICES -- 2.1%
     3,500   Rent-A-Center, Inc.!!.........................................       265,335
    15,850   ValueVision Media, Inc., Class A!!............................       216,036
                                                                              -----------
                                                                                  481,371
                                                                              -----------


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             DIVERSIFIED ELECTRONICS -- 3.0%
    25,990   Aeroflex, Inc.!!..............................................   $   201,163
    14,679   Anaren Microwave, Inc.!!......................................       137,542
     5,556   Dionex Corporation!!..........................................       220,851
    14,720   Sypris Solutions, Inc. .......................................       152,058
        16   Vialta, Inc.!!................................................             5
                                                                              -----------
                                                                                  711,619
                                                                              -----------
             DIVERSIFIED MANUFACTURING -- 2.2%
     3,525   Actuant Corporation, Class A!!................................       166,803
     2,566   CUNO Inc.!!...................................................        92,684
     6,462   Griffon Corporation!!.........................................       103,392
     5,318   Mueller Industries, Inc.!!....................................       144,171
                                                                              -----------
                                                                                  507,050
                                                                              -----------
             EDUCATION -- 2.4%
     3,575   Career Education Corporation!!................................       244,602
     5,797   Education Management Corporation!!............................       308,284
                                                                              -----------
                                                                                  552,886
                                                                              -----------
             ELECTRICAL EQUIPMENT -- 0.9%
     6,800   Integrated Circuit Solution, Inc.!!...........................       213,724
                                                                              -----------
             FINANCE -- MISCELLANEOUS -- 3.8%
     8,450   Affiliated Managers Group, Inc.!!.............................       515,028
    13,300   Boston Private Financial Holdings, Inc. ......................       280,364
     4,934   Investment Technology Group, Inc.!!...........................        91,772
                                                                              -----------
                                                                                  887,164
                                                                              -----------
             FOOD PRODUCTS -- 0.9%
     6,815   Corn Products International, Inc. ............................       204,654
                                                                              -----------
             HEALTH SERVICES -- 7.1%
     5,150   Centene Corporation!!.........................................       200,335
    13,000   Orthodontic Centers of America, Inc.!!(a).....................       104,130
    19,900   Province Healthcare Company!!.................................       220,293
     7,925   Stericycle, Inc.!!............................................       304,954
    12,347   Triad Hospitals, Inc.!!.......................................       306,453
    25,165   US Oncology, Inc.!!...........................................       185,969
    16,840   VCA Antech, Inc.!!............................................       329,558
                                                                              -----------
                                                                                1,651,692
                                                                              -----------
             HOUSING AND FURNISHING -- 0.7%
     4,725   Ethan Allen Interiors Inc. ...................................       166,131
                                                                              -----------
             INSURANCE -- 3.1%
     5,275   Delphi Financial Group, Inc., Class A.........................       246,869
     4,515   Endurance Specialty Holdings Ltd. ............................       134,773
     2,829   IPC Holdings, Ltd. ...........................................        94,772
     6,850   The Phoenix Companies, Inc.(a)................................        61,856
     4,786   Triad Guaranty Inc.!!.........................................       181,628
                                                                              -----------
                                                                                  719,898
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 28                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Small Company Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             INTEGRATED OIL -- 1.6%
     8,010   AGL Resources Inc.............................................   $   203,775
     8,835   Remington Oil & Gas Corporation!!.............................       162,387
                                                                              -----------
                                                                                  366,162
                                                                              -----------
             LODGING AND RECREATION -- 3.0%
    17,875   Boyd Gaming Corporation!!.....................................       308,523
    13,266   Shuffle Master, Inc.!!(a).....................................       389,887
                                                                              -----------
                                                                                  698,410
                                                                              -----------
             MEDICAL DEVICES AND SUPPLIES -- 5.4%
     2,814   Computer, Programs, and Systems, Inc.!!.......................        56,308
     9,469   Cooper Companies, Inc.........................................       329,237
     6,490   Exact Sciences Corporation!!..................................        71,130
    10,860   Merit Medical Systems Inc.!!..................................       216,983
     7,650   Respironics, Inc.!!...........................................       287,028
    15,740   Wright Medical Group, Inc.!!..................................       299,060
                                                                              -----------
                                                                                1,259,746
                                                                              -----------
             NATURAL GAS DISTRIBUTION -- 0.9%
     6,625   Energen Corporation...........................................       220,613
                                                                              -----------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.1%
    23,200   AudioCodes Ltd.!!.............................................       106,952
    32,475   C-COR.Net Corporation!!.......................................       159,128
    19,443   REMEC, Inc.!!.................................................       135,323
     5,300   Tollgrade Communications, Inc.!!..............................        98,845
                                                                              -----------
                                                                                  500,248
                                                                              -----------
             OILFIELD SERVICES -- 5.2%
     4,025   Atwood Oceanics, Inc.!!.......................................       109,279
    12,650   Cal Dive International, Inc.!!................................       275,770
     4,725   Patterson-UTI Energy, Inc.!!..................................       153,090
     3,535   Precision Drilling Corporation!!..............................       133,482
    15,439   Pride International, Inc.!!...................................       290,561
    13,050   Varco International, Inc.!!...................................       255,780
                                                                              -----------
                                                                                1,217,962
                                                                              -----------
             PHARMACEUTICALS -- 5.6%
     7,725   Alpharma Inc., Class A........................................       166,860
     8,975   AtheroGenics, Inc.!!..........................................       133,997
     7,482   Axcan Pharma Inc!!............................................        93,899
     8,750   BioMarin Pharmaceutical Inc.!!................................        85,400
     9,050   Martek Biosciences Corporation!!..............................       388,607
     4,778   Medicis Pharmaceutical Corporation, Class A...................       270,913
     3,408   Pharmaceutical Resources, Inc.!!..............................       165,833
                                                                              -----------
                                                                                1,305,509
                                                                              -----------
             PUBLISHING AND ADVERTISING -- 0.9%
     6,050   R.H. Donnelley Corporation!!..................................       220,644
                                                                              -----------


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             RAILROADS, TRUCKING AND SHIPPING -- 1.9%
     2,422   Heartland Express, Inc.!!.....................................   $    53,890
     4,655   Knight Transportation, Inc.!!.................................       115,910
    17,850   RailAmerica, Inc.!!...........................................       150,832
     3,634   UTI Worldwide, Inc............................................       113,344
                                                                              -----------
                                                                                  433,976
                                                                              -----------
             RESTAURANTS -- 3.3%
     8,791   CEC Entertainment Inc.!!......................................       324,652
     8,600   RARE Hospitality International, Inc.!!........................       281,048
     8,946   Red Robin Gourmet Burgers!!...................................       169,616
                                                                              -----------
                                                                                  775,316
                                                                              -----------
             SEMICONDUCTORS -- 4.6%
     7,937   Cognex Corporation!!..........................................       177,392
     4,775   Cymer, Inc.!!.................................................       150,699
    17,110   LTX Corporation!!.............................................       147,488
     9,288   Microsemi Corporation!!.......................................       148,608
     5,875   MKS Instruments Inc.!!........................................       106,161
    25,150   Oak Technology, Inc.!!........................................       156,182
    20,103   TriQuint Semiconductor, Inc.!!................................        83,628
     3,250   Varian Semiconductor Equipment Associates, Inc.!!.............        96,720
                                                                              -----------
                                                                                1,066,878
                                                                              -----------
             SOFTWARE -- 4.5%
    18,800   Borland Software Corporation!!................................       183,676
    10,310   EPIQ Systems, Inc.!!..........................................       177,023
     9,875   Hyperion Solutions Corporation!!..............................       333,379
     9,930   Lawson Software, Inc.!!.......................................        77,156
     7,875   Manhattan Associates, Inc.!!..................................       204,514
     4,075   Neoware Systems, Inc.!!(a)....................................        62,511
     3,430   TTI Team Telecom International Ltd.!!(a)......................        15,092
                                                                              -----------
                                                                                1,053,351
                                                                              -----------
             SPECIALTY STORES -- 2.5%
     9,655   American Eagle Outfitters, Inc.!!.............................       177,073
    19,725   Cato Corporation..............................................       415,803
                                                                              -----------
                                                                                  592,876
                                                                              -----------
             TELECOMMUNICATIONS SERVICES -- 2.0%
    10,660   Commonwealth Telephone Enterprises, Inc.......................       468,720
                                                                              -----------
             TOTAL COMMON STOCKS
               (Cost $19,367,237)..........................................    20,384,931
                                                                              -----------
PRINCIPAL
  AMOUNT
----------
             CONVERTIBLE BONDS AND NOTES -- 0.1%
             PHARMACEUTICALS -- 0.1%
             (Cost $23,000)
$   23,000   Biomarin Pharmaceutical Inc.,
               3.500% 06/15/08@............................................        21,649
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             29

NATIONS FUNDS

Nations Separate Account Trust -- Small Company Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- 23.8%
     3,500   iShares Nasdaq Biotechnology Index Fund(a)....................   $   234,465
    14,707   iShares Russell 2000 Growth Index Fund(a).....................       694,906
    10,075   iShares Russell 2000 Index Fund(a)............................       895,668
 3,742,248   Nations Cash Reserves, Capital Class Shares#..................     3,742,248
                                                                              -----------
             TOTAL INVESTMENT COMPANIES
               (Cost $5,393,596)...........................................     5,567,287
                                                                              -----------
             TOTAL INVESTMENTS
               (Cost $24,783,833*)...............................   111.1%     25,973,867
                                                                              -----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................   (11.1)%
             Cash..........................................................   $       314
             Receivable for investment securities sold.....................       260,951
             Receivable for Fund shares sold...............................       115,636
             Dividends receivable..........................................         5,932
             Interest receivable...........................................         1,617
             Collateral on securities loaned...............................    (2,460,249)
             Payable for Fund shares redeemed..............................        (7,856)
             Investment advisory fee payable...............................       (12,641)
             Administration fee payable....................................        (4,278)
             Payable for investment securities purchased...................      (401,154)
             Accrued Trustees' fees and expenses...........................       (33,413)
             Accrued expenses and other liabilities........................       (59,380)
                                                                              -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................    (2,594,521)
                                                                              -----------
             NET ASSETS..........................................   100.0%    $23,379,346
                                                                              ===========


                                                                                 VALUE
------------------------------------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Accumulated net investment loss...............................   $   (63,160)
             Accumulated net realized loss on investments sold.............    (1,878,881)
             Net unrealized appreciation of investments....................     1,190,034
             Paid-in capital...............................................    24,131,353
                                                                              -----------
             NET ASSETS....................................................   $23,379,346
                                                                              ===========
             Net asset value per share
               ($23,379,346 / 2,904,595 shares of common stock
               outstanding)................................................         $8.05
                                                                              ===========

---------------

 *Federal income tax information (see Note 9).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $2,460,249.

(a)All or a portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003 is $2,342,453 and $2,395,568, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

 30                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Marsico 21st Century Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



 SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
           COMMON STOCKS -- 98.8%
           AEROSPACE AND DEFENSE -- 2.0%
   2,022   General Dynamics Corporation..................................   $   146,595
                                                                            -----------
           AIRLINES -- 8.4%
   7,041   JetBlue Airways Corporation!!.................................       297,764
   7,071   Ryanair Holdings plc, ADR!!(a)................................       317,487
                                                                            -----------
                                                                                615,251
                                                                            -----------
           AUTOMOTIVE -- 5.5%
   2,109   AutoZone, Inc.!!..............................................       160,221
   6,115   Bayerische Motoren Werke (BMW) AG.............................       234,892
                                                                            -----------
                                                                                395,113
                                                                            -----------
           BROADCASTING AND CABLE -- 5.7%
   6,387   Clear Channel Communications, Inc.!!..........................       270,745
   3,181   Viacom Inc., Class B!!........................................       138,882
                                                                            -----------
                                                                                409,627
                                                                            -----------
           CHEMICALS -- SPECIALTY -- 2.5%
   8,264   Monsanto Company..............................................       178,833
                                                                            -----------
           COMMERCIAL BANKING -- 3.9%
   6,611   Citigroup Inc. ...............................................       282,951
                                                                            -----------
           COMMERCIAL SERVICES -- 2.3%
   1,577   eBay Inc.!!...................................................       164,292
                                                                            -----------
           COMPUTER SERVICES -- 2.0%
   2,769   Fair, Issac and Company Inc...................................       142,465
                                                                            -----------
           COMPUTERS AND OFFICE EQUIPMENT -- 4.1%
   9,248   Dell Computer Corporation!!...................................       295,566
                                                                            -----------
           DIVERSIFIED ELECTRONICS -- 1.9%
   1,765   Harman International Industries, Inc. ........................       139,682
                                                                            -----------
           DIVERSIFIED MANUFACTURING -- 5.3%
   6,246   General Electric Company......................................       179,135
  12,712   Select Comfort Corporation!!..................................       208,223
                                                                            -----------
                                                                                387,358
                                                                            -----------
           FINANCE -- MISCELLANEOUS -- 6.2%
   4,968   SLM Corporation...............................................       194,597
   8,968   UCBH Holdings Inc. ...........................................       257,202
                                                                            -----------
                                                                                451,799
                                                                            -----------
           HEALTH SERVICES -- 3.0%
   4,266   UnitedHealth Group Inc. ......................................       214,367
                                                                            -----------
           HOUSING AND FURNISHING -- 2.2%
   8,344   WCI Communities, Inc.!!.......................................       160,455
                                                                            -----------


 SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
           INSURANCE -- 2.4%
   2,633   Ambac Financial Group, Inc....................................   $   174,436
                                                                            -----------
           INVESTMENT SERVICES -- 7.3%
   5,133   Jefferies Group, Inc..........................................       255,572
   5,085   UBS AG........................................................       282,865
                                                                            -----------
                                                                                538,437
                                                                            -----------
           LODGING AND RECREATION -- 6.0%
   3,142   Four Seasons Hotels Inc.......................................       135,923
   4,018   Harley-Davidson, Inc..........................................       160,158
   8,002   Wynn Resorts, Limited!!.......................................       141,555
                                                                            -----------
                                                                                437,636
                                                                            -----------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 3.8%
  16,430   Cisco Systems, Inc.!!.........................................       274,217
                                                                            -----------
           PHARMACEUTICALS -- 4.6%
   1,381   Amgen Inc.!!..................................................        91,754
   3,308   Genentech, Inc.!!.............................................       238,573
                                                                            -----------
                                                                                330,327
                                                                            -----------
           RAILROADS, TRUCKING AND SHIPPING -- 3.6%
   4,161   FedEx Corporation.............................................       258,107
                                                                            -----------
           RESTAURANTS -- 2.2%
   6,600   Starbucks Corporation!!.......................................       161,832
                                                                            -----------
           SOFTWARE -- 3.9%
   3,564   Mercury Interactive Corporation!!.............................       137,606
   5,121   VERITAS Software Corporation!!................................       146,819
                                                                            -----------
                                                                                284,425
                                                                            -----------
           SPECIALTY STORES -- 6.6%
   3,390   Amazon.com, Inc.!!............................................       123,701
   3,726   Best Buy Company, Inc.!!......................................       163,646
   6,717   Gart Sports Company!!(a)......................................       190,494
                                                                            -----------
                                                                                477,841
                                                                            -----------
           TELECOMMUNICATIONS SERVICES -- 3.4%
   7,061   Echostar Communications Corporation!!.........................       244,452
                                                                            -----------
           TOTAL COMMON STOCKS
             (Cost $6,004,097)...........................................     7,166,064
                                                                            -----------
PRINCIPAL
 AMOUNT
---------
            SHORT TERM INVESTMENTS -- 2.8%
            FEDERAL HOME LOAN BANK (FHLB) -- 2.8%
              (Cost $200,000)
$200,000    Discount note 07/01/03(a).....................................       199,995
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             31

NATIONS FUNDS

Nations Separate Account Trust -- Marsico 21st Century Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)



 SHARES                                                                        VALUE
---------------------------------------------------------------------------------------
           INVESTMENT COMPANIES -- 10.6%
             (Cost $767,463)
 767,463   Nations Cash Reserves, Capital Class Shares#..................   $   767,463
                                                                            -----------
           TOTAL INVESTMENTS
             (Cost $6,971,560*)................................   112.2%      8,133,522
                                                                            -----------
           OTHER ASSETS AND
             LIABILITIES (NET).................................   (12.2)%
           Cash..........................................................   $       523
           Foreign currency (cost $14,123)...............................        14,060
           Unrealized appreciation on forward foreign exchange
             contracts...................................................        13,283
           Receivable for investment securities sold.....................        32,498
           Receivable for Fund shares sold...............................         2,598
           Dividends receivable..........................................         1,834
           Interest receivable...........................................            10
           Receivable from Investment Advisor............................           154
           Unrealized depreciation on forward foreign exchange
             contracts...................................................           (30)
           Collateral on securities loaned...............................      (722,463)
           Payable for Fund shares redeemed..............................        (2,091)
           Administration fee payable....................................        (1,363)
           Payable for investment securities purchased...................      (161,303)
           Accrued Trustees' fees and expenses...........................       (33,412)
           Accrued expenses and other liabilities........................       (30,773)
                                                                            -----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...........................................      (886,475)
                                                                            -----------
           NET ASSETS..........................................   100.0%    $ 7,247,047
                                                                            ===========

                                                                               VALUE
---------------------------------------------------------------------------------------
           NET ASSETS CONSIST OF:
           Accumulated net investment loss...............................   $   (17,142)
           Accumulated net realized loss on investments sold.............    (2,791,376)
           Net unrealized appreciation of investments, currency
             contracts, and foreign currency translations................     1,175,243
           Paid-in capital...............................................     8,880,322
                                                                            -----------
           NET ASSETS                                                       $ 7,247,047
                                                                            ===========
           Net asset value per share
             ($7,247,047 / 1,049,532 shares of common stock
             outstanding)................................................         $6.91
                                                                            ===========

---------------

 *Federal income tax information (see Note 9).

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $722,463.

(a)All or a portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003 is $634,086 and $707,976, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

 32                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Growth Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             COMMON STOCKS -- 94.8%
             AIRLINES -- 2.0%
     2,788   JetBlue Airways Corporation!!.................................   $    117,905
    27,059   Ryanair Holdings plc, ADR!!(a)................................      1,214,949
                                                                              ------------
                                                                                 1,332,854
                                                                              ------------
             AUTOMOTIVE -- 1.0%
    16,818   Bayerische Motoren Werke (BMW) AG.............................        646,022
                                                                              ------------
             BEVERAGES -- 1.0%
    12,890   Anheuser-Busch Companies, Inc. ...............................        658,035
                                                                              ------------
             BROADCASTING AND CABLE -- 6.1%
    25,962   Clear Channel Communications, Inc.!!..........................      1,100,529
    51,660   The Walt Disney Company.......................................      1,020,285
    45,672   Viacom Inc., Class B!!........................................      1,994,040
                                                                              ------------
                                                                                 4,114,854
                                                                              ------------
             COMMERCIAL BANKING -- 4.8%
    74,925   Citigroup Inc. ...............................................      3,206,790
                                                                              ------------
             COMMERCIAL SERVICES -- 1.8%
    11,734   eBay Inc.!!...................................................      1,222,448
                                                                              ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 3.0%
    63,014   Dell Computer Corporation!!...................................      2,013,927
                                                                              ------------
             CONSTRUCTION -- 0.2%
     3,166   Jacobs Engineering Group Inc.!!...............................        133,447
                                                                              ------------
             CONSUMER CREDIT AND MORTGAGES -- 2.0%
    19,634   Fannie Mae....................................................      1,324,117
                                                                              ------------
             DEPARTMENT AND DISCOUNT STORES -- 2.3%
    29,174   Wal-Mart Stores, Inc. ........................................      1,565,769
                                                                              ------------
             DIVERSIFIED MANUFACTURING -- 4.4%
   102,350   General Electric Company......................................      2,935,398
                                                                              ------------
             EXPLORATION AND PRODUCTION -- 0.7%
     9,137   Devon Energy Corporation......................................        487,916
                                                                              ------------
             FINANCE -- MISCELLANEOUS -- 5.8%
    99,987   SLM Corporation...............................................      3,916,491
                                                                              ------------


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             HEALTH SERVICES -- 8.4%
    22,671   Caremark RX, Inc.!!...........................................   $    582,191
    27,454   Quest Diagnostics Inc.!!......................................      1,751,565
    65,736   UnitedHealth Group Inc. ......................................      3,303,234
                                                                              ------------
                                                                                 5,636,990
                                                                              ------------
             HOUSEHOLD PRODUCTS -- 2.8%
    21,018   Procter & Gamble Company......................................      1,874,385
                                                                              ------------
             HOUSING AND FURNISHING -- 3.8%
    21,252   Lennar Corporation, Class A...................................      1,519,517
     2,125   Lennar Corporation, Class B...................................        145,988
    18,934   M.D.C. Holdings, Inc. ........................................        914,134
                                                                              ------------
                                                                                 2,579,639
                                                                              ------------
             INVESTMENT SERVICES -- 2.7%
    14,012   Goldman Sachs Group, Inc. ....................................      1,173,505
    10,037   Lehman Brothers Holdings Inc. ................................        667,260
                                                                              ------------
                                                                                 1,840,765
                                                                              ------------
             LODGING AND RECREATION -- 2.5%
    20,027   Four Seasons Hotels Inc. .....................................        866,368
     6,302   Harley-Davidson, Inc. ........................................        251,198
    32,000   Wynn Resorts, Limited!!.......................................        566,080
                                                                              ------------
                                                                                 1,683,646
                                                                              ------------
             MEDICAL DEVICES AND SUPPLIES -- 2.4%
     4,285   Boston Scientific Corporation!!...............................        261,814
    30,585   Zimmer Holdings, Inc.!!.......................................      1,377,854
                                                                              ------------
                                                                                 1,639,668
                                                                              ------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 4.0%
   140,574   Cisco Systems, Inc.!!.........................................      2,346,180
    23,205   Nokia Corporation, ADR........................................        381,258
                                                                              ------------
                                                                                 2,727,438
                                                                              ------------
             PHARMACEUTICALS -- 11.4%
    37,340   Amgen Inc.!!..................................................      2,480,869
    28,047   Eli Lilly and Company.........................................      1,934,402
    45,416   Genentech, Inc.!!.............................................      3,275,401
     2,541   IDEC Pharmaceuticals Corporation!!............................         86,394
                                                                              ------------
                                                                                 7,777,066
                                                                              ------------
             RAILROADS, TRUCKING AND SHIPPING -- 3.2%
    34,411   FedEx Corporation.............................................      2,134,514
                                                                              ------------
             RESTAURANTS -- 0.9%
     3,416   McDonald's Corporation........................................         75,357
    21,254   Starbucks Corporation!!.......................................        521,148
                                                                              ------------
                                                                                   596,505
                                                                              ------------
             SEMICONDUCTORS -- 1.9%
    60,866   Intel Corporation.............................................      1,265,039
                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             33

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Growth Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             SOFTWARE -- 4.0%
    22,186   Electronic Arts Inc.!!........................................   $  1,641,542
    88,411   Oracle Corporation!!..........................................      1,062,700
                                                                              ------------
                                                                                 2,704,242
                                                                              ------------
             SPECIALTY STORES -- 9.3%
    30,885   Amazon.com, Inc.!!............................................      1,126,994
    14,706   Bed Bath & Beyond Inc.!!......................................        570,740
    17,173   Best Buy Company, Inc.!!......................................        754,238
    37,162   Lowe's Companies, Inc. .......................................      1,596,108
    68,386   Tiffany & Company.............................................      2,234,854
                                                                              ------------
                                                                                 6,282,934
                                                                              ------------
             TELECOMMUNICATIONS SERVICES -- 2.4%
    14,946   Echostar Communications Corporation!!.........................        517,431
    60,574   Nextel Communications, Inc., Class A!!........................      1,095,177
                                                                              ------------
                                                                                 1,612,608
                                                                              ------------
             TOTAL COMMON STOCKS
               (Cost $52,327,181)..........................................     63,913,507
                                                                              ------------
PRINCIPAL
  AMOUNT
----------
             SHORT TERM INVESTMENTS -- 6.7%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 6.7%
               (Cost $4,500,000)
$4,500,000   Discount note 07/01/03........................................      4,499,913
                                                                              ------------


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- 2.0%
               (Cost $1,326,923)
 1,326,923   Nations Cash Reserves, Capital Class Shares#..................   $  1,326,923
                                                                              ------------
             TOTAL INVESTMENTS
               (Cost $58,154,104*)...............................     103.5%    69,740,343
                                                                              ------------
             OTHER ASSETS AND
               LIABILITIES (NET).................................      (3.5)%
             Unrealized appreciation on forward foreign exchange
               contracts...................................................   $      2,722
             Receivable for investment securities sold.....................        611,825
             Receivable for Fund shares sold...............................        210,094
             Dividends receivable..........................................         30,071
             Interest receivable...........................................             17
             Unrealized depreciation on forward foreign exchange
               contracts...................................................            (98)
             Collateral on securities loaned...............................     (1,227,923)
             Payable for Fund shares redeemed..............................        (10,442)
             Investment advisory fee payable...............................        (41,213)
             Administration fee payable....................................        (12,639)
             Due to custodian..............................................       (186,513)
             Payable for investment securities purchased...................     (1,638,885)
             Accrued Trustees' fees and expenses...........................        (33,406)
             Accrued expenses and other liabilities........................        (51,876)
                                                                              ------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (2,348,266)
                                                                              ------------
             NET ASSETS..........................................     100.0%  $ 67,392,077
                                                                              ============
             NET ASSETS CONSIST OF:
             Accumulated net investment loss...............................   $   (110,549)
             Accumulated net realized loss on investments sold.............    (23,834,220)
             Net unrealized appreciation of investments and currency
               contracts...................................................     11,589,140
             Paid-in capital...............................................     79,747,706
                                                                              ------------
             NET ASSETS....................................................   $ 67,392,077
                                                                              ============
             Net asset value per share
               ($67,392,077 / 5,264,204 shares of common stock
               outstanding)................................................         $12.80
                                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

 34                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Marsico Growth Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


---------------

 *Federal income tax information (see Note 9).

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $1,227,923.

(a)All or a portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003 is $846,314 and $1,214,949, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             35

NATIONS FUNDS

Nations Separate Account Trust -- Capital Growth Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.4%
            AEROSPACE AND DEFENSE -- 1.0%
   2,150    United Technologies Corporation.............................   $   152,285
                                                                           -----------
            BEVERAGES -- 1.9%
   6,200    PepsiCo, Inc. ..............................................       275,900
                                                                           -----------
            BROADCASTING AND CABLE -- 6.8%
   5,875    AOL Time Warner Inc.!!......................................        94,529
   7,075    Clear Channel Communications, Inc.!!........................       299,909
  11,250    The Walt Disney Company.....................................       222,188
   8,750    Viacom Inc., Class B!!......................................       382,024
                                                                           -----------
                                                                               998,650
                                                                           -----------
            COMMERCIAL BANKING -- 4.7%
  12,500    Citigroup Inc. .............................................       535,000
   2,200    J.P. Morgan Chase & Company.................................        75,196
   2,625    Mellon Financial Corporation................................        72,844
                                                                           -----------
                                                                               683,040
                                                                           -----------
            COMMERCIAL SERVICES -- 2.0%
   2,800    eBay Inc.!!.................................................       291,704
                                                                           -----------
            COMPUTERS AND OFFICE EQUIPMENT -- 6.6%
  12,200    Dell Computer Corporation!!.................................       389,911
  14,050    EMC Corporation!!...........................................       147,104
   1,825    International Business Machines Corporation.................       150,562
   2,075    Lexmark International, Inc.!!...............................       146,848
   8,500    Network Appliance, Inc.!!...................................       137,785
                                                                           -----------
                                                                               972,210
                                                                           -----------
            CONSUMER CREDIT AND MORTGAGES -- 2.3%
   3,875    American Express Company....................................       162,014
   2,700    Fannie Mae..................................................       182,088
                                                                           -----------
                                                                               344,102
                                                                           -----------
            DEPARTMENT AND DISCOUNT STORES -- 2.9%
   3,250    Target Corporation..........................................       122,980
   5,525    Wal-Mart Stores, Inc. ......................................       296,527
                                                                           -----------
                                                                               419,507
                                                                           -----------
            DIVERSIFIED MANUFACTURING -- 5.3%
  26,978    General Electric Company....................................       773,728
                                                                           -----------
            FINANCE -- MISCELLANEOUS -- 3.7%
   4,525    Capital One Financial Corporation...........................       222,540
   8,100    SLM Corporation.............................................       317,277
                                                                           -----------
                                                                               539,817
                                                                           -----------
            FOOD AND DRUG STORES -- 0.9%
   4,450    Walgreen Company............................................       133,945
                                                                           -----------


 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
            HEALTH SERVICES -- 4.6%
   2,250    Express Scripts, Inc.!!.....................................   $   153,720
   1,200    Quest Diagnostics Inc.!!....................................        76,560
   8,950    UnitedHealth Group Inc......................................       449,738
                                                                           -----------
                                                                               680,018
                                                                           -----------
            HOUSEHOLD PRODUCTS -- 1.4%
   2,375    Procter & Gamble Company....................................       211,803
                                                                           -----------
            HOUSING AND FURNISHING -- 2.2%
   4,475    Lennar Corporation, Class A.................................       319,963
                                                                           -----------
            INSURANCE -- 2.1%
   2,500    Ambac Financial Group, Inc. ................................       165,625
   1,750    XL Capital Ltd., Class A....................................       145,250
                                                                           -----------
                                                                               310,875
                                                                           -----------
            INVESTMENT SERVICES -- 3.5%
   3,650    Goldman Sachs Group, Inc. ..................................       305,688
   3,075    Lehman Brothers Holdings Inc. ..............................       204,426
                                                                           -----------
                                                                               510,114
                                                                           -----------
            LODGING AND RECREATION -- 1.5%
   7,625    Starwood Hotels & Resorts Worldwide, Inc. ..................       217,999
                                                                           -----------
            MEDICAL DEVICES AND SUPPLIES -- 6.7%
   4,375    Abbott Laboratories.........................................       191,450
   4,050    Johnson & Johnson...........................................       209,384
   3,650    Medtronic, Inc. ............................................       175,091
   2,925    St. Jude Medical, Inc.!!....................................       168,188
   5,325    Zimmer Holdings, Inc.!!.....................................       239,890
                                                                           -----------
                                                                               984,003
                                                                           -----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 3.6%
  31,900    Cisco Systems, Inc.!!.......................................       532,411
                                                                           -----------
            PHARMACEUTICALS -- 11.3%
   7,250    Amgen Inc.!!................................................       481,690
   5,000    Genentech, Inc.!!...........................................       360,600
   9,075    Pfizer Inc. ................................................       309,911
   8,788    Teva Pharmaceutical Industries Ltd., ADR....................       500,300
                                                                           -----------
                                                                             1,652,501
                                                                           -----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.0%
   2,300    FedEx Corporation...........................................       142,669
                                                                           -----------
            RESTAURANTS -- 0.9%
   5,550    Starbucks Corporation!!.....................................       136,086
                                                                           -----------
            SEMICONDUCTORS -- 2.8%
  13,850    Intel Corporation...........................................       287,858
   7,350    Texas Instruments Inc. .....................................       129,360
                                                                           -----------
                                                                               417,218
                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 36                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Capital Growth Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)



 SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
            SOFTWARE -- 9.3%
   1,525    Affiliated Computer Services, Inc., Class A!!...............   $    69,738
   4,400    Electronic Arts Inc.!!......................................       325,555
   3,700    Intuit Inc.!!...............................................       164,761
   3,675    Mercury Interactive Corporation!!...........................       141,892
  11,900    Microsoft Corporation.......................................       304,759
  17,125    Oracle Corporation!!........................................       205,843
   5,000    SAP AG, ADR.................................................       146,100
                                                                           -----------
                                                                             1,358,648
                                                                           -----------
            SPECIALTY STORES -- 4.5%
   4,100    Amazon.com, Inc.!!..........................................       149,609
   9,775    Home Depot, Inc. ...........................................       323,748
   4,250    Lowe's Companies, Inc. .....................................       182,538
                                                                           -----------
                                                                               655,895
                                                                           -----------
            TELECOMMUNICATIONS SERVICES -- 1.9%
  15,382    Nextel Communications, Inc., Class A!!......................       278,107
                                                                           -----------
            UNIT INVESTMENT TRUST -- 2.0%
   2,950    Standard & Poor's Depositary Receipts(a)....................       288,009
                                                                           -----------
            TOTAL COMMON STOCKS
              (Cost $12,589,578)........................................    14,281,207
                                                                           -----------
            INVESTMENT COMPANIES -- 4.6%
              (Cost $678,810)
 678,810    Nations Cash Reserves, Capital Class Shares#................       678,810
                                                                           -----------
            TOTAL INVESTMENTS
              (Cost $13,268,388*).............................     102.0%   14,960,017
                                                                           -----------
            OTHER ASSETS AND LIABILITIES (NET)................      (2.0)%
            Cash........................................................   $       348
            Receivable for investment securities sold...................       136,755
            Receivable for Fund shares sold.............................        79,573
            Dividends receivable........................................         7,324
            Interest receivable.........................................           414
            Collateral on securities loaned.............................      (288,810)
            Payable for Fund shares redeemed............................          (585)
            Investment advisory fee payable.............................        (3,744)
            Administration fee payable..................................        (2,804)
            Payable for investment securities purchased.................      (148,967)
            Accrued Trustees' fees and expenses.........................       (33,490)
            Accrued expenses and other liabilities......................       (37,940)
                                                                           -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................      (291,926)
                                                                           -----------
            NET ASSETS........................................     100.0%  $14,668,091
                                                                           ===========

                                                                              VALUE
---------------------------------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $     9,663
            Accumulated net realized loss on investments sold...........    (7,802,866)
            Net unrealized appreciation of investments..................     1,691,629
            Paid-in capital.............................................    20,769,665
                                                                           -----------
            NET ASSETS..................................................   $14,668,091
                                                                           ===========
            Net asset value per share ($14,668,091 / 1,883,594 shares of
              common stock outstanding).................................         $7.79
                                                                           ===========

---------------

 *Federal income tax information (see Note 9).

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $288,810.

(a)All or a portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003 is $255,643 and $281,955, respectively.

ABBREVIATIONS:
ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             37

NATIONS FUNDS

Nations Separate Account Trust -- MidCap Growth Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             COMMON STOCKS -- 85.0%
             AEROSPACE AND DEFENSE -- 0.5%
     4,470   Rockwell Collins, Inc. .......................................   $   110,096
                                                                              -----------
             AUTOMOTIVE -- 0.8%
     4,175   Lear Corporation!!............................................       192,134
                                                                              -----------
             BEVERAGES -- 1.0%
    11,905   Pepsi Bottling Group, Inc. ...................................       238,338
                                                                              -----------
             BROADCASTING AND CABLE -- 3.5%
     2,500   Cox Radio, Inc.!!.............................................        57,775
     2,870   E.W. Scripps Company, Class A.................................       254,626
     6,675   Entercom Communications Corporation!!.........................       327,142
     5,530   Univision Communications, Inc., Class A!!.....................       168,112
                                                                              -----------
                                                                                  807,655
                                                                              -----------
             BUILDING MATERIALS -- 0.9%
     2,780   American Standard Companies Inc.!!............................       205,525
                                                                              -----------
             CHEMICALS -- BASIC -- 1.6%
     3,950   Air Products and Chemicals, Inc. .............................       164,320
     8,238   Ecolab, Inc. .................................................       210,893
                                                                              -----------
                                                                                  375,213
                                                                              -----------
             COMMERCIAL BANKING -- 1.5%
     9,017   Charter One Financial, Inc. ..................................       281,150
     1,463   Zions Bancorporation..........................................        74,042
                                                                              -----------
                                                                                  355,192
                                                                              -----------
             COMMERCIAL SERVICES -- 0.9%
     5,646   Manpower Inc. ................................................       209,410
                                                                              -----------
             COMPUTER SERVICES -- 2.2%
     2,728   Cognizant Technology Solutions Corporation!!..................        66,454
    13,260   Convergys Corporation!!.......................................       212,160
    16,505   CSG Systems International, Inc.!!.............................       233,216
                                                                              -----------
                                                                                  511,830
                                                                              -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 0.7%
     1,275   Lexmark International, Inc.!!.................................        90,231
     1,860   Pitney Bowes Inc. ............................................        71,443
                                                                              -----------
                                                                                  161,674
                                                                              -----------
             CONGLOMERATES -- 1.0%
     5,995   Pentair, Inc. ................................................       234,165
                                                                              -----------
             CONSTRUCTION -- 1.3%
     6,880   Jacobs Engineering Group Inc.!!...............................       289,992
                                                                              -----------


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             CONSUMER SERVICES -- 1.8%
     5,950   Harrah's Entertainment, Inc.!!................................   $   239,428
     7,375   Hewitt Associates, Inc.!!.....................................       173,681
                                                                              -----------
                                                                                  413,109
                                                                              -----------
             DEPARTMENT AND DISCOUNT STORES -- 0.9%
     6,275   Dollar General Corporation....................................       114,581
     1,805   Kohl's Corporation!!..........................................        92,741
                                                                              -----------
                                                                                  207,322
                                                                              -----------
             DIVERSIFIED ELECTRONICS -- 3.0%
     8,020   Amphenol Corporation, Class A!!...............................       375,496
     4,773   Harris Corporation............................................       143,429
    12,870   Symbol Technologies, Inc. ....................................       167,439
                                                                              -----------
                                                                                  686,364
                                                                              -----------
             DIVERSIFIED MANUFACTURING -- 1.1%
     1,200   Danaher Corporation...........................................        81,660
     4,960   Kennametal Inc. ..............................................       167,846
                                                                              -----------
                                                                                  249,506
                                                                              -----------
             EDUCATION -- 0.8%
     2,550   Career Education Corporation!!................................       174,471
                                                                              -----------
             ELECTRIC POWER -- NUCLEAR -- 0.8%
     2,800   FPL Group, Inc. ..............................................       187,180
                                                                              -----------
             EXPLORATION AND PRODUCTION -- 0.9%
     4,780   EOG Resources, Inc. ..........................................       199,995
                                                                              -----------
             FINANCE -- MISCELLANEOUS -- 1.5%
     3,800   Affiliated Managers Group, Inc.!!.............................       231,610
     2,855   H & R Block, Inc. ............................................       123,479
                                                                              -----------
                                                                                  355,089
                                                                              -----------
             FOOD PRODUCTS -- 1.4%
     3,150   Corn Products International, Inc. ............................        94,595
     8,850   McCormick and Company, Inc. ..................................       240,720
                                                                              -----------
                                                                                  335,315
                                                                              -----------
             HEALTH SERVICES -- 8.7%
    10,785   Community Health Systems!!....................................       208,043
     4,645   Express Scripts, Inc.!!.......................................       317,346
     9,970   First Health Group Corporation!!..............................       275,172
    14,360   Health Management Associates, Inc., Class A...................       264,942
     8,095   Health Net Inc.!!.............................................       266,730
     7,035   Lincare Holdings Inc.!!.......................................       221,673
     3,450   Quest Diagnostics Inc.!!......................................       220,110
     2,950   Stericycle, Inc.!!............................................       113,516
     1,750   Wellpoint Health Networks Inc.!!..............................       147,525
                                                                              -----------
                                                                                2,035,057
                                                                              -----------
             HOUSEHOLD PRODUCTS -- 0.4%
     3,050   Church & Dwight Company, Inc. ................................        99,827
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 38                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- MidCap Growth Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             HOUSING AND FURNISHING -- 0.5%
     2,090   Mohawk Industries Inc.!!......................................   $   116,058
                                                                              -----------
             INSURANCE -- 4.1%
     5,525   ACE Ltd. .....................................................       189,452
     5,840   Ambac Financial Group, Inc. ..................................       386,900
     6,800   Arthur J. Gallagher & Company.................................       184,960
     7,250   PMI Group, Inc. ..............................................       194,590
                                                                              -----------
                                                                                  955,902
                                                                              -----------
             INTEGRATED OIL -- 1.7%
     3,832   Apache Corporation............................................       249,310
     2,550   Murphy Oil Corporation........................................       134,130
                                                                              -----------
                                                                                  383,440
                                                                              -----------
             INVESTMENT SERVICES -- 1.1%
     3,830   Legg Mason, Inc. .............................................       248,759
                                                                              -----------
             LODGING AND RECREATION -- 1.7%
    17,610   Park Place Entertainment Corporation!!........................       160,075
     7,785   Starwood Hotels & Resorts Worldwide, Inc. ....................       222,573
                                                                              -----------
                                                                                  382,648
                                                                              -----------
             MEDICAL DEVICES AND SUPPLIES -- 2.5%
     7,400   Biomet, Inc. .................................................       212,084
     4,450   DENTSPLY International Inc. ..................................       182,005
     4,125   Zimmer Holdings, Inc.!!.......................................       185,831
                                                                              -----------
                                                                                  579,920
                                                                              -----------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.7%
    14,605   Tekelec!!.....................................................       165,037
                                                                              -----------
             OIL REFINING AND MARKETING -- 0.6%
     3,890   Noble Corporation!!...........................................       133,427
                                                                              -----------
             OILFIELD SERVICES -- 4.5%
     4,700   BJ Services Company!!.........................................       175,592
     5,545   ENSCO International Inc. .....................................       149,161
     7,320   GlobalSantaFe Corporation.....................................       170,849
     7,375   Grant Prideco Inc.!!..........................................        86,656
     4,060   Nabors Industries, Ltd.!!.....................................       160,573
     6,470   National-Oilwell, Inc.!!......................................       142,340
     4,515   Smith International, Inc.!!...................................       165,881
                                                                              -----------
                                                                                1,051,052
                                                                              -----------
             PHARMACEUTICALS -- 7.8%
     2,500   Allergan, Inc. ...............................................       192,750
     1,700   AmerisourceBergen Corporation.................................       117,895
     6,052   Barr Laboratories, Inc.!!.....................................       396,406
     6,045   Gilead Sciences, Inc.!!.......................................       335,981
     4,065   IDEC Pharmaceuticals Corporation!!............................       138,210
     4,000   MedImmune, Inc.!!.............................................       145,480
     8,040   Millennium Pharmaceuticals, Inc.!!............................       126,469


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             PHARMACEUTICALS  -- (CONTINUED)
     4,750   Shire Pharmaceuticals Group plc, ADR!!........................   $    93,575
     5,325   Taro Pharmaceutical Industries Ltd.!!.........................       292,236
                                                                              -----------
                                                                                1,839,002
                                                                              -----------
             PUBLISHING AND ADVERTISING -- 1.1%
     7,335   Lamar Advertising Company!!...................................       258,265
                                                                              -----------
             RAILROADS, TRUCKING AND SHIPPING -- 1.1%
     4,530   Expeditors International of Washington, Inc. .................       156,919
     4,625   Norfolk Southern Corporation..................................        88,800
                                                                              -----------
                                                                                  245,719
                                                                              -----------
             RESTAURANTS -- 1.4%
     4,400   Brinker International, Inc.!!.................................       158,488
     8,320   Darden Restaurants, Inc. .....................................       157,914
                                                                              -----------
                                                                                  316,402
                                                                              -----------
             SEMICONDUCTORS -- 5.3%
     4,575   Analog Devices, Inc.!!........................................       159,302
     5,975   Linear Technology Corporation.................................       192,455
     5,100   Maxim Integrated Products, Inc. ..............................       174,369
     3,900   Microchip Technology Inc. ....................................        96,057
     7,075   MKS Instruments Inc.!!........................................       127,845
     7,060   Novellus Systems, Inc.!!......................................       258,544
     7,640   Teradyne, Inc.!!..............................................       132,248
     3,030   Xilinx, Inc.!!................................................        76,689
                                                                              -----------
                                                                                1,217,509
                                                                              -----------
             SOFTWARE -- 6.5%
     4,070   Affiliated Computer Services, Inc., Class A!!.................       186,121
     7,330   BEA Systems, Inc.!!...........................................        79,604
    13,800   Citrix Systems, Inc.!!........................................       280,968
     5,300   Electronic Arts Inc.!!........................................       392,146
     1,906   Intuit Inc.!!.................................................        84,874
     5,575   Network Associates, Inc.!!....................................        70,691
     3,150   PeopleSoft, Inc.!!............................................        55,409
    23,095   Quest Software, Inc.!!........................................       274,831
     1,800   Symantec Corporation!!........................................        78,948
                                                                              -----------
                                                                                1,503,592
                                                                              -----------
             SPECIALTY STORES -- 6.7%
     9,250   Abercrombie & Fitch Company!!.................................       262,792
     6,160   Bed Bath & Beyond Inc.!!......................................       239,070
     4,500   Family Dollar Stores, Inc. ...................................       171,675
    16,035   Limited Brands................................................       248,543
     4,895   Ross Stores, Inc. ............................................       209,212
     9,300   Staples, Inc.!!...............................................       170,655
     7,550   Tiffany & Company.............................................       246,734
                                                                              -----------
                                                                                1,548,681
                                                                              -----------
             TOBACCO -- 0.5%
     3,340   R.J. Reynolds Tobacco Holdings, Inc. .........................       124,281
                                                                              -----------
             TOTAL COMMON STOCKS
               (Cost $18,085,319)..........................................    19,704,153
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             39

NATIONS FUNDS

Nations Separate Account Trust -- MidCap Growth Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- 14.9%
     2,425   iShares Nasdaq Biotechnology Index Fund.......................   $   162,451
     7,675   iShares Russell Midcap Growth Index Fund......................       473,087
 1,901,000   Nations Cash Reserves, Capital Class Shares#..................     1,901,000
    10,335   S&P Mid-Cap 400 Depositary Receipts...........................       906,586
                                                                              -----------
             TOTAL INVESTMENT COMPANIES
               (Cost $3,190,984).................................               3,443,124
                                                                              -----------
             TOTAL INVESTMENTS
               (Cost $21,276,303*)...............................    99.9%     23,147,277
                                                                              -----------
             OTHER ASSETS AND LIABILITIES (NET)..................     0.1%
             Cash..........................................................   $    43,570
             Receivable for investment securities sold.....................       314,772
             Receivable for Fund shares sold...............................       166,752
             Dividends receivable..........................................        10,829
             Interest receivable...........................................         1,710
             Payable for Fund shares redeemed..............................        (3,029)
             Investment advisory fee payable...............................        (7,174)
             Administration fee payable....................................        (4,221)
             Payable for investment securities purchased...................      (453,744)
             Accrued Trustees' fees and expenses...........................       (12,396)
             Accrued expenses and other liabilities........................       (32,725)
                                                                              -----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................        24,344
                                                                              -----------
             NET ASSETS..........................................   100.0%    $23,171,621
                                                                              ===========


                                                                                 VALUE
------------------------------------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Accumulated net investment loss...............................   $   (31,583)
             Accumulated net realized loss on investments sold.............    (2,419,274)
             Net unrealized appreciation of investments....................     1,870,974
             Paid-in capital...............................................    23,751,504
                                                                              -----------
             NET ASSETS....................................................   $23,171,621
                                                                              ===========
             Net asset value per share
               ($23,171,621 / 3,752,832 shares of common stock
               outstanding)................................................         $6.17
                                                                              ===========

---------------

 *Federal income tax information (see Note 9).

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

 40                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Value Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             COMMON STOCKS -- 96.8%
             AEROSPACE AND DEFENSE -- 4.7%
     7,600   B.F. Goodrich Company.........................................   $   159,600
     3,000   Lockheed Martin Corporation...................................       142,710
     1,900   Northrop Grumman Corporation..................................       163,951
     8,300   Raytheon Company..............................................       272,572
     9,725   United Technologies Corporation...............................       688,822
                                                                              -----------
                                                                                1,427,655
                                                                              -----------
             AIRLINES -- 0.9%
    19,400   Delta Air Lines, Inc. ........................................       284,792
                                                                              -----------
             AUTOMOTIVE -- 1.0%
    27,200   Ford Motor Company............................................       298,928
                                                                              -----------
             BEVERAGES -- 2.2%
     8,600   Diageo plc, ADR...............................................       376,336
     6,418   PepsiCo, Inc. ................................................       285,601
                                                                              -----------
                                                                                  661,937
                                                                              -----------
             BROADCASTING AND CABLE -- 4.8%
     8,599   Clear Channel Communications, Inc.!!..........................       364,512
    23,300   Comcast Corporation, Class A!!................................       671,739
    21,400   The Walt Disney Company.......................................       422,650
                                                                              -----------
                                                                                1,458,901
                                                                              -----------
             CHEMICALS -- BASIC -- 1.4%
     8,500   PPG Industries, Inc. .........................................       431,290
                                                                              -----------
             COMMERCIAL BANKING -- 16.1%
     9,440   Charter One Financial, Inc. ..................................       294,339
    34,500   Citigroup Inc. ...............................................     1,476,599
     3,200   Comerica Inc. ................................................       148,800
    25,975   FleetBoston Financial Corporation.............................       771,717
    10,700   Mellon Financial Corporation..................................       296,925
    23,337   US Bancorp....................................................       571,757
    22,400   Wachovia Corporation..........................................       895,104
     9,600   Wells Fargo & Company.........................................       483,840
                                                                              -----------
                                                                                4,939,081
                                                                              -----------
             COMMERCIAL SERVICES -- 0.8%
     9,500   Waste Management, Inc. .......................................       228,855
                                                                              -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
    15,000   Hewlett-Packard Company.......................................       319,500
     4,400   International Business Machines Corporation...................       363,000
                                                                              -----------
                                                                                  682,500
                                                                              -----------
             CONSUMER CREDIT AND MORTGAGES -- 2.4%
    10,300   American Express Company......................................       430,643
     5,850   Freddie Mac...................................................       297,005
                                                                              -----------
                                                                                  727,648
                                                                              -----------
             DIVERSIFIED MANUFACTURING -- 2.4%
    26,800   Honeywell International Inc. .................................       719,580
                                                                              -----------


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             ELECTRIC POWER -- NON NUCLEAR -- 1.5%
     6,400   Consolidated Edison, Inc. ....................................   $   276,992
    29,950   Reliant Resources, Inc.!!.....................................       183,594
                                                                              -----------
                                                                                  460,586
                                                                              -----------
             ELECTRIC POWER -- NUCLEAR -- 5.0%
    15,600   American Electric Power Company, Inc. ........................       465,348
     4,100   Dominion Resources, Inc. .....................................       263,507
    12,100   DTE Energy Company............................................       467,544
     4,700   FPL Group, Inc. ..............................................       314,195
                                                                              -----------
                                                                                1,510,594
                                                                              -----------
             ELECTRICAL EQUIPMENT -- 1.2%
   152,273   Agere Systems Inc., Class A!!(a)..............................       354,796
                                                                              -----------
             FINANCE -- MISCELLANEOUS -- 1.0%
     5,900   Capital One Financial Corporation.............................       290,162
                                                                              -----------
             HOUSEHOLD PRODUCTS -- 0.7%
     6,140   The Estee Lauder Companies Inc., Class A......................       205,874
                                                                              -----------
             INSURANCE -- 5.7%
    13,200   ACE Ltd. .....................................................       452,628
     8,800   American International Group, Inc. ...........................       485,584
     7,500   Hartford Financial Services Group, Inc. ......................       377,700
    26,876   Travelers Property Casualty Corporation, Class A..............       427,328
                                                                              -----------
                                                                                1,743,240
                                                                              -----------
             INTEGRATED OIL -- 5.8%
     8,700   BP Amoco plc, ADR.............................................       365,574
     3,700   ChevronTexaco Corporation.....................................       267,140
    22,800   Exxon Mobil Corporation.......................................       818,748
     9,025   Occidental Petroleum Corporation..............................       302,789
                                                                              -----------
                                                                                1,754,251
                                                                              -----------
             INVESTMENT SERVICES -- 3.6%
     3,400   Goldman Sachs Group, Inc. ....................................       284,750
     4,100   Lehman Brothers Holdings Inc. ................................       272,568
    11,225   Merrill Lynch & Company, Inc. ................................       523,983
                                                                              -----------
                                                                                1,081,301
                                                                              -----------
             LODGING AND RECREATION -- 2.3%
    11,800   Carnival Corporation..........................................       383,618
    10,700   Starwood Hotels & Resorts Worldwide, Inc. ....................       305,913
                                                                              -----------
                                                                                  689,531
                                                                              -----------
             MEDICAL DEVICES AND SUPPLIES -- 1.8%
     7,400   Abbott Laboratories...........................................       323,824
     8,900   Baxter International Inc. ....................................       231,400
                                                                              -----------
                                                                                  555,224
                                                                              -----------
             METALS AND MINING -- 1.0%
     8,150   Phelps Dodge Corporation!!....................................       312,471
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             41

NATIONS FUNDS

Nations Separate Account Trust -- Value Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.6%
    66,600   Nortel Networks Corporation!!.................................   $   179,820
                                                                              -----------
             OIL REFINING AND MARKETING -- 1.8%
     9,800   ConocoPhillips................................................       537,040
                                                                              -----------
             OILFIELD SERVICES -- 3.4%
    19,300   ENSCO International Inc. .....................................       519,170
     5,300   Nabors Industries, Ltd.!!.....................................       209,615
    16,200   Pride International, Inc.!!...................................       304,884
                                                                              -----------
                                                                                1,033,669
                                                                              -----------
             PAPER AND FOREST PRODUCTS -- 2.3%
     6,500   Bowater Inc. .................................................       243,425
    10,800   International Paper Company...................................       385,884
     1,498   Weyerhaeuser Company..........................................        80,892
                                                                              -----------
                                                                                  710,201
                                                                              -----------
             PHARMACEUTICALS -- 2.6%
    14,940   Pfizer Inc. ..................................................       510,201
     7,300   Watson Pharmaceuticals, Inc.!!................................       294,701
                                                                              -----------
                                                                                  804,902
                                                                              -----------
             RAILROADS, TRUCKING AND SHIPPING -- 1.4%
    14,000   CSX Corporation...............................................       421,260
                                                                              -----------
             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.5%
    11,600   Archstone-Smith Trust.........................................       278,400
     5,000   Boston Properties, Inc. ......................................       219,000
    20,800   Equity Office Properties Trust................................       561,808
                                                                              -----------
                                                                                1,059,208
                                                                              -----------
             RESTAURANTS -- 1.3%
    18,084   McDonald's Corporation........................................       398,933
                                                                              -----------
             SEMICONDUCTORS -- 0.7%
    17,500   Fairchild Semiconductor Corporation, Class A!!................       223,825
                                                                              -----------
             SPECIALTY STORES -- 2.3%
    35,400   Limited Brands................................................       548,700
     7,900   Nordstrom, Inc. ..............................................       154,208
                                                                              -----------
                                                                                  702,908
                                                                              -----------
             STEEL -- 1.4%
     9,000   Nucor Corporation.............................................       439,650
                                                                              -----------
             TELECOMMUNICATIONS SERVICES -- 5.1%
    15,600   BellSouth Corporation.........................................       415,428
    13,099   SBC Communications Inc. ......................................       334,679
    20,200   Verizon Communications Inc. ..................................       796,890
                                                                              -----------
                                                                                1,546,997
                                                                              -----------


  SHARES                                                                         VALUE
------------------------------------------------------------------------------------------
             TOBACCO -- 1.9%
    12,900   Altria Group, Inc. ...........................................   $   586,176
                                                                              -----------
             TOTAL COMMON STOCKS
               (Cost $27,819,610)..........................................    29,463,786
                                                                              -----------
             INVESTMENT COMPANIES -- 5.0%
             (Cost $1,524,149)
 1,524,149   Nations Cash Reserves, Capital Class Shares#..................     1,524,149
                                                                              -----------
             TOTAL INVESTMENTS
               (Cost $29,343,759*)...............................     101.8%   30,987,935
                                                                              -----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................      (1.8)%
             Cash..........................................................   $       583
             Receivable for Fund shares sold...............................       109,071
             Dividends receivable..........................................        53,752
             Interest receivable...........................................           877
             Collateral on securities loaned...............................      (366,149)
             Payable for Fund shares redeemed..............................       (25,570)
             Investment advisory fee payable...............................       (12,534)
             Administration fee payable....................................        (5,679)
             Payable for investment securities purchased...................      (225,697)
             Accrued Trustees' fees and expenses...........................       (31,959)
             Accrued expenses and other liabilities........................       (32,769)
                                                                              -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................      (536,074)
                                                                              -----------
             NET ASSETS..........................................     100.0%  $30,451,861
                                                                              ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $   178,784
             Accumulated net realized loss on investments sold.............    (2,692,413)
             Net unrealized appreciation of investments....................     1,644,176
             Paid-in capital...............................................    31,321,314
                                                                              -----------
             NET ASSETS....................................................   $30,451,861
                                                                              ===========
             Net asset value per share
               ($30,451,861 / 3,377,242 shares of common stock
               outstanding)................................................         $9.02
                                                                              ===========

---------------

 *Federal income tax information (see Note 9).

 !!Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $366,149.

(a)All or a portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003 is $225,349 and $354,796, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

 42                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             COMMON STOCKS -- 59.3%
             AEROSPACE AND DEFENSE -- 1.6%
     1,674   Boeing Company..............................................   $    57,452
     3,256   Rockwell Collins, Inc. .....................................        80,195
     1,572   United Technologies Corporation&&...........................       111,345
                                                                            -----------
                                                                                248,992
                                                                            -----------
             AUTOMOTIVE -- 0.7%
     1,745   Ford Motor Company..........................................        19,178
     1,946   Lear Corporation!!..........................................        89,554
                                                                            -----------
                                                                                108,732
                                                                            -----------
             BEVERAGES -- 1.5%
     1,148   Anheuser-Busch Companies, Inc. .............................        58,605
     1,212   Coca-Cola Company...........................................        56,249
     2,753   PepsiCo, Inc.&&.............................................       122,509
                                                                            -----------
                                                                                237,363
                                                                            -----------
             BROADCASTING AND CABLE -- 2.3%
     6,916   AOL Time Warner Inc.!!......................................       111,279
       680   Clear Channel Communications, Inc.!!........................        28,825
     1,752   Comcast Corporation, Class A!!..............................        50,510
       440   E.W. Scripps Company Company, Class A.......................        39,037
       629   Pixar Inc.!!................................................        38,268
     1,710   Viacom Inc., Class B!!......................................        74,659
                                                                            -----------
                                                                                342,578
                                                                            -----------
             BUILDING MATERIALS -- 0.6%
     1,229   American Standard Companies Inc.!!..........................        90,860
                                                                            -----------
             CHEMICALS -- SPECIALTY -- 0.4%
     2,842   Monsanto Company............................................        61,501
                                                                            -----------
             COMMERCIAL BANKING -- 7.7%
     2,348   Charter One Financial, Inc. ................................        73,211
     6,806   Citigroup Inc.&&............................................       291,296
     1,747   Comerica Inc. ..............................................        81,236
     4,084   FleetBoston Financial Corporation&&.........................       121,335
     1,592   Hibernia Corporation, Class A...............................        28,911
     2,253   J.P. Morgan Chase & Company.................................        77,008
     1,684   Mellon Financial Corporation&&..............................        46,731
       945   PNC Financial Services Group................................        46,125
     2,486   Sovereign Bancorp, Inc. ....................................        38,906
     5,223   US Bancorp&&................................................       127,963
     1,834   Wachovia Corporation........................................        73,287
     2,775   Washington Mutual, Inc.&&...................................       114,607
       951   Zions Bancorporation........................................        48,130
                                                                            -----------
                                                                              1,168,746
                                                                            -----------
             COMMERCIAL SERVICES -- 0.1%
       798   Waste Management, Inc. .....................................        19,224
                                                                            -----------
             COMPUTER SERVICES -- 0.9%
     3,426   Convergys Corporation!!.....................................        54,817
     3,432   CSG Systems International, Inc.!!...........................        48,494
       867   First Data Corporation......................................        35,928
                                                                            -----------
                                                                                139,239
                                                                            -----------


  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
     1,168   Dell Computer Corporation!!.................................   $    37,329
     1,763   Hewlett-Packard Company.....................................        37,552
     1,672   International Business Machines Corporation&&...............       137,940
                                                                            -----------
                                                                                212,821
                                                                            -----------
             CONGLOMERATES -- 0.2%
       970   Pentair, Inc. ..............................................        37,888
                                                                            -----------
             CONSUMER CREDIT AND MORTGAGES -- 1.3%
     1,786   Fannie Mae&&................................................       120,448
     4,066   MBNA Corporation&&..........................................        84,735
                                                                            -----------
                                                                                205,183
                                                                            -----------
             CONSUMER SERVICES -- 0.2%
       861   Harrah's Entertainment, Inc.!!..............................        34,647
                                                                            -----------
             DEPARTMENT AND DISCOUNT STORES -- 0.9%
     2,688   Wal-Mart Stores, Inc. ......................................       144,265
                                                                            -----------
             DIVERSIFIED ELECTRONICS -- 1.1%
     2,040   Cooper Industries, Ltd. ....................................        84,251
     1,493   Eastman Kodak Company.......................................        40,834
     1,491   Harris Corporation..........................................        44,805
                                                                            -----------
                                                                                169,890
                                                                            -----------
             DIVERSIFIED MANUFACTURING -- 2.6%
       433   3M Company&&................................................        55,848
     9,341   General Electric Company&&..................................       267,900
     1,741   Harsco Corporation..........................................        62,763
                                                                            -----------
                                                                                386,511
                                                                            -----------
             ELECTRIC POWER -- NON NUCLEAR -- 0.5%
     1,393   Entergy Corporation.........................................        73,523
                                                                            -----------
             ELECTRIC POWER -- NUCLEAR -- 1.2%
     2,407   FirstEnergy Corporation.....................................        92,549
     1,441   FPL Group, Inc.&&...........................................        96,331
                                                                            -----------
                                                                                188,880
                                                                            -----------
             ELECTRICAL EQUIPMENT -- 0.3%
     3,369   Celestica Inc.!!............................................        53,095
                                                                            -----------
             EXPLORATION AND PRODUCTION -- 0.2%
       807   Anadarko Petroleum Corporation..............................        35,887
                                                                            -----------
             FINANCE -- MISCELLANEOUS -- 0.8%
       748   Affiliated Managers Group, Inc.!!...........................        45,591
       706   Capital One Financial Corporation...........................        34,721
       908   H & R Block, Inc. ..........................................        39,271
                                                                            -----------
                                                                                119,583
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             43

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             FOOD AND DRUG STORES -- 0.6%
     5,060   The Kroger Company!!........................................   $    84,401
                                                                            -----------
             FOOD PRODUCTS -- 0.8%
     2,383   Kellogg Company.............................................        81,904
     4,341   Tyson Foods Inc., Class A...................................        46,101
                                                                            -----------
                                                                                128,005
                                                                            -----------
             HEALTH SERVICES -- 1.8%
       950   Express Scripts, Inc.!!.....................................        64,904
     1,514   Health Net Inc.!!...........................................        49,886
     1,132   Quest Diagnostics Inc.!!....................................        72,222
       958   UnitedHealth Group Inc. ....................................        48,140
       548   Wellpoint Health Networks Inc.!!............................        46,196
                                                                            -----------
                                                                                281,348
                                                                            -----------
             HOUSEHOLD PRODUCTS -- 1.1%
     1,670   Colgate-Palmolive Company...................................        96,776
       887   Procter & Gamble Company....................................        79,103
                                                                            -----------
                                                                                175,879
                                                                            -----------
             HOUSING AND FURNISHING -- 0.2%
       456   Mohawk Industries Inc.!!....................................        25,322
                                                                            -----------
             INSURANCE -- 2.5%
     1,272   ACE Ltd. ...................................................        43,617
       887   Ambac Financial Group, Inc. ................................        58,764
     1,662   American International Group, Inc. .........................        91,708
       947   Hartford Financial Services Group, Inc. ....................        47,691
     2,301   PMI Group, Inc. ............................................        61,759
     2,815   Travelers Property Casualty Corporation, Class B............        44,393
     2,036   UnumProvident Corporation...................................        27,303
                                                                            -----------
                                                                                375,235
                                                                            -----------
             INTEGRATED OIL -- 3.2%
     1,701   ChevronTexaco Corporation...................................       122,812
     5,359   Exxon Mobil Corporation&&...................................       192,442
       959   Kerr-McGee Corporation......................................        42,963
     1,896   Marathon Oil Corporation....................................        49,960
     1,444   Occidental Petroleum Corporation&&..........................        48,446
       713   Valero Energy Corporation...................................        25,903
                                                                            -----------
                                                                                482,526
                                                                            -----------
             INVESTMENT SERVICES -- 0.7%
       629   Lehman Brothers Holdings Inc. ..............................        41,816
     1,412   Merrill Lynch & Company, Inc. ..............................        65,912
                                                                            -----------
                                                                                107,728
                                                                            -----------
             LODGING AND RECREATION -- 0.6%
     2,773   Brunswick Corporation.......................................        69,380
       941   Mandalay Resort Group.......................................        29,971
                                                                            -----------
                                                                                 99,351
                                                                            -----------
             MEDICAL DEVICES AND SUPPLIES -- 2.0%
     1,412   Abbott Laboratories.........................................        61,789
     1,847   Boston Scientific Corporation!!.............................       112,852
     2,592   Johnson & Johnson...........................................       134,006
                                                                            -----------
                                                                                308,647
                                                                            -----------


  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             METALS AND MINING -- 0.4%
     1,536   Phelps Dodge Corporation!!..................................   $    58,890
                                                                            -----------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.6%
     8,230   Cisco Systems, Inc.!!.......................................       137,359
     6,337   Motorola, Inc. .............................................        59,758
     8,241   Tellabs, Inc.!!.............................................        54,143
                                                                            -----------
                                                                                251,260
                                                                            -----------
             OILFIELD SERVICES -- 0.3%
     1,163   GlobalSantaFe Corporation...................................        27,144
     1,131   Halliburton Company.........................................        26,013
                                                                            -----------
                                                                                 53,157
                                                                            -----------
             PACKAGING AND CONTAINERS -- 0.3%
     1,037   Ball Corporation............................................        47,194
                                                                            -----------
             PAPER AND FOREST PRODUCTS -- 0.3%
     1,167   International Paper Company.................................        41,697
                                                                            -----------
             PHARMACEUTICALS -- 5.1%
       605   Allergan, Inc. .............................................        46,646
     2,047   Amgen Inc.!!................................................       136,002
     3,592   Bristol-Myers Squibb Company................................        97,523
       680   Eli Lilly and Company.......................................        46,900
     1,825   MedImmune, Inc.!!...........................................        66,375
       761   Merck & Company, Inc. ......................................        46,079
     7,243   Pfizer Inc. ................................................       247,347
     4,400   Shire Pharmaceuticals Group plc, ADR!!......................        86,680
                                                                            -----------
                                                                                773,552
                                                                            -----------
             PUBLISHING AND ADVERTISING -- 0.8%
       623   Dow Jones & Company, Inc. ..................................        26,808
     3,835   Interpublic Group of Companies, Inc. .......................        51,312
       772   McGraw-Hill Companies, Inc. ................................        47,864
                                                                            -----------
                                                                                125,984
                                                                            -----------
             RAILROADS, TRUCKING AND SHIPPING -- 0.4%
       938   United Parcel Service, Inc., Class B........................        59,751
                                                                            -----------
             RESTAURANTS -- 0.2%
     1,853   Darden Restaurants, Inc. ...................................        35,170
                                                                            -----------
             SEMICONDUCTORS -- 2.1%
     7,989   Intel Corporation...........................................       166,044
     1,143   National Semiconductor Corporation!!........................        22,540
     1,875   Teradyne, Inc.!!............................................        32,456
     3,763   Texas Instruments Inc. .....................................        66,229
     1,530   Xilinx, Inc.!!..............................................        38,724
                                                                            -----------
                                                                                325,993
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 44                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             SOFTWARE -- 3.1%
       628   Affiliated Computer Services, Inc., Class A!!...............   $    28,718
     1,291   Electronic Arts Inc.!!......................................        95,521
     1,124   Intuit Inc.!!...............................................        50,052
     7,644   Microsoft Corporation.......................................       195,763
     2,159   Network Associates, Inc.!!..................................        27,376
     5,509   Oracle Corporation!!........................................        66,218
                                                                            -----------
                                                                                463,648
                                                                            -----------
             SPECIALTY STORES -- 1.5%
     1,554   Abercrombie& Fitch Company!!................................        44,149
     2,266   Barnes & Noble, Inc.!!......................................        52,232
     1,504   Home Depot, Inc. ...........................................        49,812
     1,046   Ross Stores, Inc. ..........................................        44,706
     1,678   Sherwin-Williams Company....................................        45,105
                                                                            -----------
                                                                                236,004
                                                                            -----------
             TELECOMMUNICATIONS SERVICES -- 2.6%
     1,981   BellSouth Corporation.......................................        52,754
     2,175   CenturyTel, Inc. ...........................................        75,799
     4,214   Nextel Communications, Inc., Class A!!......................        76,189
     3,199   SBC Communications Inc. ....................................        81,734
     2,273   Verizon Communications Inc. ................................        89,670
                                                                            -----------
                                                                                376,146
                                                                            -----------
             TOBACCO -- 0.6%
     2,149   Altria Group, Inc. .........................................        97,651
                                                                            -----------
             TOTAL COMMON STOCKS
               (Cost $8,370,341).........................................     9,093,947
                                                                            -----------
PRINCIPAL
  AMOUNT
----------
             ASSET-BACKED SECURITIES -- 0.3%
             ASSET-BACKED -- AUTO LOANS -- 0.2%
$   30,000   AmeriCredit Automobile Receivables Trust, Series 2001-B,
               Class A4,
               5.370% 06/12/08...........................................        31,219
                                                                            -----------
             ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.1%
    10,180   American Express Credit Account Master,
               1.690% 01/15/09(b)........................................        10,179
     1,289   MBNA Master Credit Card Trust, Series 1999-G, Class A,
               6.350% 12/15/06...........................................         1,357
                                                                            -----------
                                                                                 11,536
                                                                            -----------
             ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
     2,566   Fannie Mae Whole Loan, Series 2001-W1, Class AF3,
               5.690% 06/25/29...........................................         2,567
                                                                            -----------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $44,100)............................................        45,322
                                                                            -----------

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- 9.5%
             AEROSPACE AND DEFENSE -- 0.1%
$    5,000   Boeing Company,
               5.125% 02/15/13...........................................   $     5,257
     9,000   Northrop Grumman Corporation, 7.125% 02/15/11...............        10,782
     5,000   Raytheon Company,
               5.375% 04/01/13...........................................         5,289
                                                                            -----------
                                                                                 21,328
                                                                            -----------
             AUTOMOTIVE -- 0.8%
    20,000   Daimler Chrysler,
               4.050% 06/04/08(b)........................................        19,806
    10,000   Delphi Corporation,
               6.125% 05/01/04...........................................        10,235
    15,000   Ford Motor Company,
               7.450% 07/16/31...........................................        13,741
    24,000   Ford Motor Credit Company,
               7.375% 10/28/09...........................................        25,159
     2,000   General Motors Acceptance Corporation,
               6.125% 09/15/06...........................................         2,106
    16,000   General Motors Acceptance Corporation,
               6.875% 09/15/11...........................................        16,053
     5,000   General Motors Acceptance Corporation,
               8.000% 11/01/31...........................................         4,906
     4,000   General Motors Corporation,
               8.250% 07/15/23...........................................         3,980
    30,000   Toyota Motor Credit Corporation,
               5.625% 11/13/03...........................................        30,490
                                                                            -----------
                                                                                126,476
                                                                            -----------
             BEVERAGES -- 0.1%
     9,000   Anheuser-Busch Companies, Inc.,
               5.950% 01/15/33...........................................         9,868
                                                                            -----------
             BROADCASTING AND CABLE -- 0.5%
    12,000   AOL Time Warner Inc.,
               6.150% 05/01/07...........................................        13,499
     1,000   AOL Time Warner Inc.,
               6.875% 05/01/12...........................................         1,142
    17,000   AOL Time Warner Inc.,
               7.625% 04/15/31...........................................        19,619
     4,000   Clear Channel Communications, Inc.,
               6.000% 11/01/06...........................................         4,380

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             45

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             BROADCASTING AND CABLE  -- (CONTINUED)
$    8,000   Comcast Cable Communications, Inc.,
               7.125% 06/15/13...........................................   $     9,347
     5,000   Comcast Corporation, Class A,
               5.850% 01/15/10...........................................         5,501
     3,000   Cox Enterprises, Inc.,
               4.375% 05/01/08@..........................................         3,120
     1,000   Lenfest Communications, Inc.,
               8.375% 11/01/05...........................................         1,129
     1,000   Rogers Cable Inc.,
               6.250% 06/15/13...........................................           998
     4,000   Tele-Communications, Inc., Class A,
               9.875% 06/15/22...........................................         5,453
     2,000   Viacom Inc., Class B,
               6.625% 05/15/11...........................................         2,359
     2,000   Viacom Inc., Class B,
               7.875% 07/30/30...........................................         2,613
                                                                            -----------
                                                                                 69,160
                                                                            -----------
             CHEMICALS -- BASIC -- 0.1%
     4,000   Dow Chemical Company,
               6.125% 02/01/11...........................................         4,395
     5,000   Dow Chemical Company,
               7.375% 11/01/29...........................................         5,837
     3,000   Eastman Chemical Company,
               3.250% 06/15/08...........................................         2,963
                                                                            -----------
                                                                                 13,195
                                                                            -----------
             CHEMICALS -- SPECIALTY -- 0.1%
     4,000   E.I. du Pont de Nemours and Company,
               3.375% 11/15/07...........................................         4,115
     3,000   Praxair, Inc.,
               4.750% 07/15/07...........................................         3,196
     7,000   Praxair, Inc.,
               6.500% 03/01/08...........................................         8,116
                                                                            -----------
                                                                                 15,427
                                                                            -----------
             COMMERCIAL BANKING -- 1.9%
    10,000   AmSouth Bank N.A.,
               4.850% 04/01/13...........................................        10,429
    28,000   Bank One Corporation,
               6.000% 08/01/08...........................................        31,875
    32,000   Citigroup Inc.,
               7.250% 10/01/10...........................................        38,773
     9,000   Citigroup Inc.,
               6.000% 02/21/12...........................................        10,238
     5,000   City National Bank,
               5.125% 02/15/13...........................................         5,145
     7,000   FleetBoston Financial Corporation,
               7.250% 09/15/05...........................................         7,812
    11,000   Golden West Financial Corporation,
               4.750% 10/01/12...........................................        11,465
    18,000   J.P. Morgan Chase & Company,
               7.250% 06/01/07...........................................        20,869
     5,000   Key Bank N.A.,
               7.000% 02/01/11...........................................         5,929
     4,000   Mellon Funding Corporation,
               4.875% 06/15/07...........................................         4,312

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             COMMERCIAL BANKING  -- (CONTINUED)
$    3,000   Mellon Funding Corporation,
               6.700% 03/01/08...........................................   $     3,474
    19,000   National City Bank,
               4.625% 05/01/13...........................................        19,459
     5,000   PNC Funding Corporation,
               7.000% 09/01/04...........................................         5,326
    12,000   PNC Funding Corporation,
               5.750% 08/01/06...........................................        13,240
    11,000   Popular North America Inc., MTN, Series E,
               6.125% 10/15/06...........................................        12,245
     4,000   Regions Financial Corporation,
               7.750% 09/15/24...........................................         5,043
     4,000   SouthTrust Bank N.A.,
               4.750% 03/01/13...........................................         4,116
    14,000   US Bank N.A., Minnesota,
               6.375% 08/01/11...........................................        16,343
    23,000   Wachovia Corporation,
               4.950% 11/01/06...........................................        25,043
    10,000   Washington Mutual, Inc.,
               5.625% 01/15/07...........................................        11,022
    12,000   Wells Fargo Financial, Inc.,
               4.875% 06/12/07...........................................        13,027
                                                                            -----------
                                                                                275,185
                                                                            -----------
             COMPUTER SERVICES -- 0.0%+
     2,000   Electronic Data Systems Corporation,
               6.000% 08/01/13...........................................         1,950
                                                                            -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
     3,000   International Business Machines Corporation,
               4.750% 11/29/12...........................................         3,153
     3,000   International Business Machines Corporation,
               6.500% 01/15/28...........................................         3,459
     2,000   International Business Machines Corporation,
               5.875% 11/29/32...........................................         2,145
     9,000   Pitney Bowes Inc.,
               4.625% 10/01/12...........................................         9,410
                                                                            -----------
                                                                                 18,167
                                                                            -----------
             CONGLOMERATES -- 0.1%
    10,000   Waste Management, Inc.,
               7.375% 08/01/10...........................................        11,999
                                                                            -----------
             CONSUMER CREDIT AND MORTGAGES -- 0.2%
     3,000   American Express Company,
               3.750% 11/20/07...........................................         3,126
     5,000   American Express Credit Corporation,
               3.000% 05/16/08...........................................         5,034

                       SEE NOTES TO FINANCIAL STATEMENTS.

 46                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             CONSUMER CREDIT AND MORTGAGES  -- (CONTINUED)
$    5,000   American General Finance,
               2.750% 06/15/08...........................................   $     4,949
    21,000   Countrywide Home Loans, Inc., MTN, Series J,
               5.500% 08/01/06...........................................        22,953
                                                                            -----------
                                                                                 36,062
                                                                            -----------
             CONSUMER SERVICES -- 0.0%+
     1,000   Monsanto Company,
               4.000% 05/15/08...........................................         1,028
                                                                            -----------
             DEPARTMENT AND DISCOUNT STORES -- 0.2%
     1,000   Kohl's Corporation,
               6.000% 01/15/33...........................................         1,082
     9,000   Target Corporation,
               5.375% 06/15/09...........................................        10,023
     5,000   Target Corporation,
               5.875% 03/01/12...........................................         5,650
     5,000   Wal-Mart Stores, Inc.,
               5.450% 08/01/06...........................................         5,521
     8,000   Wal-Mart Stores, Inc.,
               4.550% 05/01/13...........................................         8,322
                                                                            -----------
                                                                                 30,598
                                                                            -----------
             ELECTRIC POWER -- NON NUCLEAR -- 0.2%
     4,000   Appalachian Power Company,
               3.600% 05/15/08...........................................         4,049
    10,000   Cinergy Corporation,
               6.250% 09/01/04...........................................        10,500
     3,000   Dominion Resources, Inc.,
               5.000% 03/15/13...........................................         3,109
     2,000   Ohio Edison Company,
               4.000% 05/01/08@..........................................         2,051
    12,000   Pepco Holdings, Inc.,
               3.750% 02/15/06...........................................        12,408
                                                                            -----------
                                                                                 32,117
                                                                            -----------
             ELECTRIC POWER -- NUCLEAR -- 0.3%
     2,000   Duquesne Light Company, Series O,
               6.700% 04/15/12...........................................         2,304
     1,000   Energy East Corporation,
               6.750% 06/15/12...........................................         1,162
     9,000   FirstEnergy Corporation, Series B,
               6.450% 11/15/11...........................................         9,876
    12,000   General Electric Company,
               5.000% 02/01/13...........................................        12,674
     9,000   Southern Company Capital Funding, Series A,
               5.300% 02/01/07...........................................         9,722
     4,000   Southern Power Company, Series B,
               6.250% 07/15/12...........................................         4,528
     7,000   Virginia Electric and Power Company, Series A,
               5.375% 02/01/07...........................................         7,645
                                                                            -----------
                                                                                 47,911
                                                                            -----------

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             ENERGY -- MISCELLANEOUS -- 0.1%
$    1,000   New York State Electric & Gas,
               5.750% 05/01/23...........................................   $     1,016
    17,000   Progress Energy, Inc.,
               6.050% 04/15/07...........................................        18,760
                                                                            -----------
                                                                                 19,776
                                                                            -----------
             EXPLORATION AND PRODUCTION -- 0.1%
     6,000   Anadarko Finance Company, Series B,
               6.750% 05/01/11...........................................         7,033
    10,000   Anadarko Finance Company, Series B,
               7.500% 05/01/31...........................................        12,561
                                                                            -----------
                                                                                 19,594
                                                                            -----------
             FINANCE -- MISCELLANEOUS -- 0.3%
     7,000   CIT Group Inc.,
               7.375% 04/02/07...........................................         7,992
     2,000   General Electric Capital Corporation,
               5.875% 02/15/12...........................................         2,237
     9,000   General Electric Capital Corporation, MTN, Series A,
               4.250% 01/15/08...........................................         9,534
     7,000   Household Finance Corporation,
               5.875% 02/01/09...........................................         7,804
     2,000   Household Finance Corporation,
               6.375% 11/27/12...........................................         2,278
     1,000   Household Finance Corporation,
               7.350% 11/27/32...........................................         1,226
     4,000   International Lease Finance Corporation,
               4.500% 05/01/08...........................................         4,189
     6,000   National Rural Utilities Cooperative Finance Corporation,
               5.750% 08/28/09...........................................         6,641
                                                                            -----------
                                                                                 41,901
                                                                            -----------
             FOOD AND DRUG STORES -- 0.2%
    15,000   Fred Meyer, Inc.,
               7.450% 03/01/08...........................................        17,478
     3,000   The Kroger Company,
               6.800% 04/01/11...........................................         3,423
     3,000   The Kroger Company,
               6.750% 04/15/12...........................................         3,424
                                                                            -----------
                                                                                 24,325
                                                                            -----------
             FOOD PRODUCTS -- 0.4%
    11,000   Kellogg Company, Series B,
               6.000% 04/01/06...........................................        12,127
    15,000   Sara Lee Corporation,
               6.250% 09/15/11...........................................        17,360
     4,000   Tyson Foods Inc., Class A,
               7.250% 10/01/06...........................................         4,467
     1,000   Unilever Capital Corporation,
               6.875% 11/01/05...........................................         1,116
    16,000   Unilever Capital Corporation,
               7.125% 11/01/10...........................................        19,385
                                                                            -----------
                                                                                 54,455
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             47

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             HEALTH SERVICES -- 0.2%
$    6,000   Cardinal Health, Inc.,
               6.750% 02/15/11...........................................   $     7,121
    13,000   Wellpoint Health Networks Inc.,
               6.375% 06/15/06...........................................        14,578
     8,000   Wellpoint Health Networks Inc.,
               6.375% 01/15/12...........................................         9,126
                                                                            -----------
                                                                                 30,825
                                                                            -----------
             HEAVY MACHINERY -- 0.1%
    12,000   Caterpillar Finance Services Corporation,
               5.950% 05/01/06...........................................        13,309
                                                                            -----------
             HOUSEHOLD PRODUCTS -- 0.0%+
     4,000   Proctor & Gamble Company,
               4.750% 06/15/07...........................................         4,331
                                                                            -----------
             INSURANCE -- 0.3%
     2,000   Marsh & McLennan Companies, Inc.,
               3.625% 02/15/08(a)........................................         2,059
     6,000   Mass Mutual Global Funding II,
               2.550% 07/15/08...........................................         5,903
     4,000   Metlife, Inc.,
               6.500% 12/15/32...........................................         4,565
     2,000   Nationwide Financial Services, Inc., Class A,
               5.900% 07/01/12...........................................         2,208
    10,000   Principal Life Global,
               6.250% 02/15/12@..........................................        11,312
     3,000   Progressive Corporation,
               6.250% 12/01/32...........................................         3,340
    15,000   Prudential Funding LLC, MTN,
               6.600% 05/15/08@..........................................        17,338
     3,000   The Hartford Financial Services Group, Inc.,
               2.375% 06/01/06...........................................         2,997
                                                                            -----------
                                                                                 49,722
                                                                            -----------
             INTEGRATED OIL -- 0.0%+
     7,000   Pemex Project Funding Master Trust,
               7.375% 12/15/14(a)........................................         7,665
                                                                            -----------
             INVESTMENT SERVICES -- 1.2%
     3,000   Bear Stearns Companies Inc.,
               5.700% 01/15/07...........................................         3,322
     9,000   Bear Stearns Companies Inc.,
               4.000% 01/31/08...........................................         9,414
     6,000   Credit Suisse First Boston USA, Inc.,
               5.875% 08/01/06...........................................         6,637
     6,000   Credit Suisse First Boston USA, Inc.,
               6.125% 11/15/11...........................................         6,721
     3,000   Goldman Sachs Group, Inc.,
               4.125% 01/15/08...........................................         3,153
    12,000   Goldman Sachs Group, Inc.,
               6.875% 01/15/11...........................................        14,159

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             INVESTMENT SERVICES  -- (CONTINUED)
$   14,000   Goldman Sachs Group, Inc.,
               6.600% 01/15/12...........................................   $    16,268
    14,000   Lehman Brothers Holdings Inc.,
               4.000% 01/22/08...........................................        14,591
    11,000   Lehman Brothers Holdings Inc.,
               7.000% 02/01/08...........................................        12,824
     3,000   Lehman Brothers Holdings Inc.,
               7.875% 08/15/10...........................................         3,687
     9,000   Merrill Lynch & Company, Inc.,
               2.070% 06/12/06...........................................         8,957
    12,000   Merrill Lynch & Company, Inc.,
               6.000% 02/17/09...........................................        13,490
     6,000   Merrill Lynch & Company, Inc., Series B,
               3.700% 04/21/08...........................................         6,196
    15,000   Morgan Stanley,
               6.750% 04/15/11...........................................        17,544
    11,000   Morgan Stanley,
               6.600% 04/01/12...........................................        12,709
     7,000   Morgan Stanley,
               5.300% 03/01/13...........................................         7,440
     2,000   Prudential Financial, Inc.,
               4.500% 07/15/13...........................................         1,994
    14,000   Salomon Smith Barney Holdings Inc.,
               6.500% 02/15/08...........................................        16,104
                                                                            -----------
                                                                                175,210
                                                                            -----------
             MEDICAL DEVICES AND SUPPLIES -- 0.1%
     9,000   Becton, Dickinson and Company,
               4.550% 04/15/13...........................................         9,338
                                                                            -----------
             METALS AND MINING -- 0.1%
     7,000   Alcoa Inc.,
               7.375% 08/01/10...........................................         8,480
     4,000   BHP Finance USA Ltd.,
               4.800% 04/15/13...........................................         4,171
                                                                            -----------
                                                                                 12,651
                                                                            -----------
             NATURAL GAS DISTRIBUTION -- 0.1%
    16,000   CenterPoint Energy Resources Corporation,
               7.875% 04/01/13@..........................................        18,404
                                                                            -----------
             NATURAL GAS PIPELINES -- 0.1%
    18,000   Kinder Morgan, Inc.,
               6.650% 03/01/05...........................................        19,312
                                                                            -----------
             OIL REFINING AND MARKETING -- 0.1%
    15,000   USX Corporation,
               6.650% 02/01/06...........................................        16,691
     3,000   Valero Energy Corporation,
               6.875% 04/15/12...........................................         3,401
                                                                            -----------
                                                                                 20,092
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 48                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             PHARMACEUTICALS -- 0.1%
$   12,000   Eli Lilly and Company,
               6.000% 03/15/12...........................................   $    13,862
     6,000   Pharmacia Corporation,
               6.600% 12/01/28...........................................         7,283
                                                                            -----------
                                                                                 21,145
                                                                            -----------
             PUBLISHING AND ADVERTISING -- 0.1%
     6,000   Gannett Company, Inc.,
               6.375% 04/01/12...........................................         7,028
     5,000   Knight-Ridder, Inc.,
               7.125% 06/01/11...........................................         6,019
     7,000   News America Holdings,
               8.150% 10/17/36...........................................         8,644
                                                                            -----------
                                                                                 21,691
                                                                            -----------
             RAILROADS, TRUCKING AND SHIPPING -- 0.2%
     9,000   Burlington Northern Santa Fe Corporation,
               6.750% 07/15/11...........................................        10,538
    15,000   FedEx Corporation,
               6.625% 02/12/04...........................................        15,465
                                                                            -----------
                                                                                 26,003
                                                                            -----------
             REAL ESTATE -- 0.0%+
     5,000   EOP Operating LP,
               7.000% 07/15/11...........................................         5,803
     1,000   ERP Operating LP,
               5.200% 04/01/13...........................................         1,046
                                                                            -----------
                                                                                  6,849
                                                                            -----------
             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
     4,000   Health Care Property Investors, Inc.,
               6.450% 06/25/12...........................................         4,352
     4,000   Health Care Property Investors, Inc., MTN, Series D,
               7.480% 04/05/04...........................................         4,146
                                                                            -----------
                                                                                  8,498
                                                                            -----------
             TELECOMMUNICATIONS SERVICES -- 0.9%
     8,000   AT&T Broadband Corporation,
               8.375% 03/15/13...........................................        10,019
     4,000   AT&T Broadband Corporation,
               9.455% 11/15/22...........................................         5,452
     3,000   AT&T Wireless Services Inc.,
               8.125% 05/01/12...........................................         3,615
     3,000   AT&T Wireless Services Inc.,
               8.750% 03/01/31...........................................         3,708
     2,000   BellSouth Telecommunications Inc.,
               6.000% 10/15/11...........................................         2,286
    10,000   BellSouth Telecommunications Inc.,
               6.375% 06/01/28...........................................        11,154
     2,000   Citizens Communications Company,
               9.250% 05/15/11...........................................         2,588
     1,000   Citizens Communications Company,
               9.000% 08/15/31...........................................         1,347
     8,000   Cox Communications, Inc., Class A,
               7.750% 11/01/10...........................................         9,786

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES  -- (CONTINUED)
$    2,000   Liberty Media Corporation,
               5.700% 05/15/13...........................................   $     2,033
     5,000   SBC Communications Inc.,
               6.250% 03/15/11...........................................         5,735
     2,000   Sprint Capital Corporation,
               6.125% 11/15/08...........................................         2,171
    11,000   Sprint Capital Corporation,
               8.375% 03/15/12...........................................        13,170
     8,000   Sprint Capital Corporation,
               6.900% 05/01/19...........................................         8,380
    19,000   TELUS Corporation,
               7.500% 06/01/07...........................................        21,185
    20,000   Verizon New England Inc.,
               6.500% 09/15/11...........................................        23,206
    16,000   Verizon Pennsylvania Inc., Series A,
               5.650% 11/15/11...........................................        17,657
                                                                            -----------
                                                                                143,492
                                                                            -----------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $1,359,697).........................................     1,459,059
                                                                            -----------
             FOREIGN BONDS AND NOTES -- 0.8%
             BUILDING MATERIALS -- 0.0%+
     5,000   Hanson Overseas B.V.,
               6.750% 09/15/05...........................................         5,473
                                                                            -----------
             CHEMICALS -- SPECIALTY -- 0.0%+
     2,000   Potash Corporation of Saskatchewan Inc.,
               4.875% 03/01/13...........................................         2,058
                                                                            -----------
             COMMERCIAL BANKING -- 0.0%+
     7,000   Scotland International Finance,
               4.250% 05/23/13@..........................................         6,972
                                                                            -----------
             DIVERSIFIED MANUFACTURING -- 0.0%+
     4,000   Rio Tinto Financial Ltd.,
               2.625% 09/30/08...........................................         3,927
                                                                            -----------
             INTEGRATED OIL -- 0.1%
    12,000   Conoco Funding Company,
               6.350% 10/15/11...........................................        14,017
     5,000   Petro-Canada,
               4.000% 07/15/13...........................................         4,863
                                                                            -----------
                                                                                 18,880
                                                                            -----------
             RAILROADS, TRUCKING AND SHIPPING -- 0.1%
     7,000   Canadian National Railway Company,
               6.900% 07/15/28...........................................         8,305
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             49

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES -- 0.6%
$    4,000   British Telecommunications,
               8.375% 12/15/10...........................................   $     5,059
     2,000   British Telecommunications,
               8.875% 12/15/30...........................................         2,729
    12,000   Deutsche Telekom International Finance B.V.,
               8.500% 06/15/10...........................................        14,741
    10,000   Deutsche Telekom International Finance B.V.,
               8.750% 06/15/30...........................................        12,741
    25,000   France Telecom SA,
               9.250% 03/01/11...........................................        31,463
     8,000   France Telecom SA,
               10.000% 03/01/31..........................................        11,070
                                                                            -----------
                                                                                 77,803
                                                                            -----------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $119,318)...........................................       123,418
                                                                            -----------
             MORTGAGE-BACKED SECURITIES -- 14.9%
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.9%
    22,000   Freddie Mac, Series 2420, Class EC,
               6.500% 03/15/30...........................................        22,444
    32,000   Freddie MAC, Series 2434, Class PN,
               6.500% 05/15/29...........................................        32,902
    30,000   Freddie Mac, Series 2458, Class PC,
               6.500% 02/15/26...........................................        30,358
    47,940   PNC Mortgage Acceptance Corporation, Series 2001-C1, Class
               A1,
               5.910% 03/12/34...........................................        52,639
                                                                            -----------
                                                                                138,343
                                                                            -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
               CERTIFICATES -- 0.8%
   110,806     6.500% 11/01/32...........................................       115,310
                                                                            -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
               CERTIFICATES -- 10.8%
    30,000     5.250% 01/15/09...........................................        33,685
   368,000     5.000% 02/01/18(c)........................................       380,075
    42,209     6.500% 08/25/29...........................................        43,124
   352,000     6.500% 03/01/31(c)........................................       367,070
   830,000     5.000% 02/01/33(c)........................................       843,228
                                                                            -----------
                                                                              1,667,182
                                                                            -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
               CERTIFICATES -- 2.4%
    17,183     7.000% 06/15/32...........................................        18,149
   335,000     5.500% 11/01/32(c)........................................       348,714
                                                                            -----------
                                                                                366,863
                                                                            -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $2,287,909).........................................     2,287,698
                                                                            -----------

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 0.3%
$   15,000   Beverly Hills, California, Public Financing Authority Lease,
               Revenue Refunding, Series 2003,
               5.250% 06/01/13...........................................   $    17,362
    10,000   Ohio State, Building Authority Revenue, Series 2003, (FGIC
               Insured),
               5.000% 04/01/13...........................................        11,376
    10,000   Oregon State, Department of Administrative Services Revenue,
               Series 2003, (FSA),
               5.000% 09/01/12...........................................        11,418
                                                                            -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $38,660)............................................        40,156
                                                                            -----------
             SOVEREIGN GOVERNMENT BONDS AND NOTES -- 0.6%
    11,000   Government of Canada,
               5.250% 11/05/08...........................................        12,418
    11,000   Hellenic Republic,
               6.950% 03/04/08...........................................        12,971
     7,000   Region of Lombardy,
               5.804% 10/25/32...........................................         7,760
     4,000   Republic of Chile,
               5.500% 01/15/13...........................................         4,232
    11,000   Republic of Italy,
               6.000% 02/22/11...........................................        12,836
     9,000   Republic of Italy,
               6.875% 09/27/23...........................................        11,363
     6,000   Republic of Korea,
               8.875% 04/15/08...........................................         7,483
     6,000   United Mexican States,
               8.375% 01/14/11...........................................         7,188
     6,000   United Mexican States,
               7.500% 04/08/33...........................................         6,363
    13,000   United Mexican States, Series A, MTN,
               6.375% 01/16/13...........................................        13,779
                                                                            -----------
             TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
               (Cost $88,350)............................................        96,393
                                                                            -----------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 1.4%
             FEDERAL HOME LOAN BANK (FHLB) -- 0.4%
    45,000     4.125% 01/14/05...........................................        46,938
    20,000     5.125% 03/06/06...........................................        21,774
                                                                            -----------
                                                                                 68,712
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 50                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.0%
$   60,000     3.500% 09/15/04...........................................   $    61,695
    30,000     5.250% 06/15/06...........................................        32,944
    30,000     4.375% 09/15/12(a)........................................        31,400
    13,000     7.250% 05/15/30...........................................        17,133
                                                                            -----------
                                                                                143,172
                                                                            -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $208,508)...........................................       211,884
                                                                            -----------
             U.S. TREASURY OBLIGATIONS -- 12.4%
             U.S. TREASURY NOTES -- 4.5%
   230,000     3.000% 02/29/04(a)........................................       233,055
   150,000     2.875% 06/30/04...........................................       152,730
    45,000     1.625% 01/31/05...........................................        45,309
   240,000     4.625% 05/15/06(a)........................................       260,166
                                                                            -----------
                                                                                691,260
                                                                            -----------
             U.S. TREASURY STRIPS -- 7.9%
   125,000   Principal only,
               1.159%*** 11/15/04........................................       123,032
   385,000   Principal only,
               1.149%*** 05/15/05........................................       376,822
    50,000   Principal only,
               1.726%*** 08/15/06........................................        47,382
   383,000   Principal only,
               4.940%*** 11/15/21........................................       156,253
   195,000   Principal only,
               5.048%*** 08/15/29........................................        52,996
   335,000   TIGR Receipts,
               2.386%*** 02/15/08........................................       300,159
   220,000   TIGR Receipts,
               3.827%*** 02/15/13........................................       152,716
                                                                            -----------
                                                                              1,209,360
                                                                            -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $1,881,713).........................................     1,900,620
                                                                            -----------

  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- 15.7%
               (Cost $2,415,888)
 2,415,888   Nations Cash Reserves, Capital Class Shares#................   $ 2,415,888
                                                                            -----------
             TOTAL INVESTMENTS
               (Cost $16,814,484*).............................     115.2%   17,674,385
                                                                            -----------
             OTHER ASSETS AND LIABILITIES (NET)................     (15.2)%
             Cash........................................................   $       546
             Receivable for investment securities sold...................       995,129
             Receivable for Fund shares sold.............................        37,704
             Dividends receivable........................................         9,778
             Interest receivable.........................................        44,542
             Collateral on securities loaned.............................      (576,888)
             Payable for Fund shares redeemed............................          (667)
             Investment advisory fee payable.............................        (3,492)
             Administration fee payable..................................        (2,889)
             Payable for investment securities purchased.................    (2,753,415)
             Accrued Trustees' fees and expenses.........................       (33,412)
             Accrued expenses and other liabilities......................       (44,688)
                                                                            -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET).........................................    (2,327,752)
                                                                            -----------
             NET ASSETS........................................     100.0%  $15,346,633
                                                                            ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income.........................   $    86,879
             Accumulated net realized loss on investments sold...........    (1,768,630)
             Net unrealized appreciation of investments..................       859,901
             Paid-in capital.............................................    16,168,483
                                                                            -----------
             NET ASSETS........................................             $15,346,633
                                                                            ===========
             Net asset value per share
               ($15,346,633 / 1,759,030 shares of common stock
               outstanding)..............................................         $8.72
                                                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             51

NATIONS FUNDS

Nations Separate Account Trust -- Asset Allocation Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)             JUNE 30, 2003 (UNAUDITED)


---------------

 *Federal income tax information (see Note 9).

***The rate shown reflects the yield to maturity at June 30, 2003.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

!!Non-income producing security.

&&All or a portion of security segregated as collateral for TBA.

+ Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $576,888.

(a)All or a portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003 is $554,248 and $560,511, respectively.

(b)Fair valued security.

(c)TBA - Securities purchased on a forward commitment basis.

ABBREVIATIONS:

ADR   --   American Depository Receipt
FGIC  --   Financial Guaranty Insurance Company
FSA   --   Financial Security Assurance
MTN   --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

 52                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)



  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             COMMON STOCKS -- 1.5%
             HEALTH SERVICES -- 0.3%
     5,935   Apria Healthcare Group Inc.!!...............................   $   147,663
                                                                            -----------
             HEAVY MACHINERY -- 0.2%
       887   Joy Global Inc.!!...........................................        13,101
     8,516   Thermadyne Holdings Corporation!!(i)........................       115,605
                                                                            -----------
                                                                                128,706
                                                                            -----------
             METALS AND MINING -- 0.2%
     9,215   Placer Dome Inc. ...........................................       113,068
                                                                            -----------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.1%
     4,051   Marconi Corporation plc!!(k)................................        41,111
                                                                            -----------
             PACKAGING AND CONTAINERS -- 0.1%
     4,000   Owens-Illinois, Inc.!!......................................        55,080
                                                                            -----------
             PAPER AND FOREST PRODUCTS -- 0.1%
     8,000   Abitibi-Consolidated Inc.(k)................................        51,280
                                                                            -----------
             STEEL -- 0.0%+
    11,288   Algoma Steel Inc.!!(k)......................................        11,631
                                                                            -----------
             TELECOMMUNICATIONS SERVICES -- 0.5%
     2,758   Call-Net Enterprises, Inc., Class B!!.......................         7,171
     5,619   Globix Corporation!!(i).....................................         7,726
     1,475   IMPSAT Fiber Networks, Inc.!!(h)(i).........................            15
    28,615   Minorplanet Systems USA, Inc.!!.............................        14,050
     7,561   NII Holdings Inc., Class B!!(i).............................       289,358
                                                                            -----------
                                                                                318,320
                                                                            -----------
             TOTAL COMMON STOCKS
               (Cost $646,447)...........................................       866,859
                                                                            -----------
PRINCIPAL
  AMOUNT
----------
             CONVERTIBLE BONDS AND NOTES -- 6.1%
             BROADCASTING AND CABLE -- 0.3%
$  170,000   Adelphia Communications Corporation, Class A,
               6.000% 02/15/06 (b).......................................        31,875
   315,000   Cox Communications, Inc., Class A,
               0.426% 04/19/20...........................................       157,106
                                                                            -----------
                                                                                188,981
                                                                            -----------
             FINANCE -- MISCELLANEOUS -- 0.3%
   200,000   Providian Financial Corporation,
               3.250% 08/15/05 (a).......................................       182,750
                                                                            -----------

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             HEALTH SERVICES -- 0.8%
$  305,000   Laboratory Corporation,
               1.950%*** 09/11/21........................................   $   214,263
   255,000   Province Healthcare Company,
               4.250% 10/10/08...........................................       231,731
                                                                            -----------
                                                                                445,994
                                                                            -----------
             INVESTMENT SERVICES -- 0.3%
    70,000   E*TRADE Group, Inc.,
               6.000% 02/01/07...........................................        67,900
   115,000   E*TRADE Group, Inc.,
               6.750% 05/15/08...........................................       122,619
                                                                            -----------
                                                                                190,519
                                                                            -----------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.2%
   190,000   Brocade Communications
               Systems, Inc.,
               2.000% 01/01/07...........................................       156,275
   260,000   CIENA Corporation,
               3.750% 02/01/08...........................................       215,800
   215,000   Juniper Networks, Inc.,
               4.750% 03/15/07...........................................       202,906
   170,000   Riverstone Networks, Inc.,
               3.750% 12/01/06@..........................................       135,150
                                                                            -----------
                                                                                710,131
                                                                            -----------
             OILFIELD SERVICES -- 0.2%
    90,000   Parker Drilling Company,
               5.500% 08/01/04 (a).......................................        90,338
                                                                            -----------
             PHARMACEUTICALS -- 0.6%
   200,000   ICN Pharmaceuticals, Inc.,
               6.500% 07/15/08...........................................       198,000
   160,000   Vertex Pharmaceuticals, Inc.,
               5.000% 09/19/07...........................................       133,800
                                                                            -----------
                                                                                331,800
                                                                            -----------
             PUBLISHING AND ADVERTISING -- 0.3%
   185,000   CNET Networks, Inc.,
               5.000% 03/01/06...........................................       174,594
                                                                            -----------
             SEMICONDUCTORS -- 1.9%
   165,000   Advanced Micro Devices, Inc.,
               4.750% 02/01/22...........................................       123,956
   410,000   Amtel Corporation,
               5.540%*** 05/23/21 (a)....................................       154,262
   180,000   Kulicke & Soffa Industries, Inc.,
               4.750% 12/15/06...........................................       142,875
   500,000   LSI Logic Corporation,
               4.000% 11/01/06@(a).......................................       464,999
    95,000   PMC-Sierra, Inc.,
               3.750% 08/15/06 (a).......................................        88,588
    50,000   Vitesse Semiconductor Corporation,
               4.000% 03/15/05...........................................        46,438
                                                                            -----------
                                                                              1,021,118
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             53

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES -- 0.2%
$  296,350   At Home Corporation, Series A,
               4.750% 12/15/06 (b).......................................   $    41,489
    90,000   PTEK Holdings, Inc.,
               5.750% 07/01/04 (a).......................................        86,850
                                                                            -----------
                                                                                128,339
                                                                            -----------
             TOTAL CONVERTIBLE BONDS AND NOTES
               (Cost $3,258,420).........................................     3,464,564
                                                                            -----------
  SHARES
----------
             CONVERTIBLE PREFERRED STOCKS -- 0.0%+
               (Cost $18,389)
             NATURAL GAS DISTRIBUTION -- 0.0%+
       635   El Paso Energy Capital Trust I!!(a).........................        18,352
                                                                            -----------
PRINCIPAL
  AMOUNT
----------
             CORPORATE BONDS AND NOTES -- 70.0%
             AEROSPACE AND DEFENSE -- 1.6%
$   65,000   BE Aerospace, Inc., Series B,
               8.000% 03/01/08 (a).......................................        51,350
   210,000   BE Aerospace, Inc., Series B,
               8.875% 05/01/11 (a).......................................       164,850
   195,000   K & F Industries, Inc., Series B,
               9.625% 12/15/10...........................................       216,450
   185,000   Sequa Corporation, Class A,
               9.000% 08/01/09...........................................       196,100
   110,000   Sequa Corporation, Series B,
               8.875% 04/01/08...........................................       114,950
   185,000   Vought Aircraft Industries, Inc.,
               8.000% 07/15/11@..........................................       185,925
                                                                            -----------
                                                                                929,625
                                                                            -----------
             AIRLINES -- 2.7%
    86,550   American Airlines, Inc., Series 2001-1,
               7.377% 05/23/19...........................................        47,755
   140,000   AMR Corporation,
               9.000% 08/01/12 (a).......................................        95,200
   180,000   Aviall, Inc.,
               7.625% 07/01/11@..........................................       182,475
    50,000   Delta Air Lines, Inc.,
               10.375% 12/15/22..........................................        36,750
   440,000   Delta Air Lines, Inc.,
               8.300% 12/15/29...........................................       310,201
   220,000   Delta Air Lines, Inc., MTN,
               Series C,
               6.650% 03/15/04 (a).......................................       210,100
   235,000   Northwest Airlines Inc.,
               8.375% 03/15/04...........................................       219,725
   250,000   Northwest Airlines Inc.,
               8.520% 04/07/04 (a).......................................       233,750

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             AIRLINES  -- (CONTINUED)
$   50,000   Northwest Airlines Inc.,
               7.625% 03/15/05 (a).......................................   $    42,250
   120,000   Northwest Airlines Inc.,
               9.875% 03/15/07...........................................        94,800
    72,096   Northwest Airlines Inc.,
               Series 2001-1,
               7.626% 04/01/10...........................................        56,318
                                                                            -----------
                                                                              1,529,324
                                                                            -----------
             AUTOMOTIVE -- 1.7%
   160,000   Advanced Accessory Systems,
               10.750% 06/15/11@(a)......................................       169,600
   135,000   Dana Corporation,
               9.000% 08/15/11 (a).......................................       146,138
   280,000   General Motors Corporation,
               8.375% 07/15/33...........................................       275,013
   390,000   Mark IV Industries, Inc.,
               7.500% 09/01/07...........................................       320,287
    35,000   Tenneco Automotive Inc.,
               10.250% 07/15/13@.........................................        35,438
                                                                            -----------
                                                                                946,476
                                                                            -----------
             BROADCASTING AND CABLE -- 2.9%
   235,000   Adelphia Communications Corporation, Class A,
               10.250% 11/01/06 (b)......................................       143,350
   170,000   Adelphia Communications Corporation, Class A,
               9.375% 11/15/09 (b).......................................       108,800
   335,000   Adelphia Communications Corporation, Class A,
               10.250% 06/15/11 (a)(b)...................................       214,400
    15,000   Adelphia Communications Corporation, Series B,
               9.250% 10/01/04 (b).......................................         9,150
    25,000   Comcast Cable
               Communications, Inc.,
               8.125% 05/01/04...........................................        26,236
    25,000   Comcast Cable Communications, Inc.,
               6.200% 11/15/08...........................................        28,152
   170,000   Comcast Corporation,
               8.875% 04/01/07...........................................       179,596
    70,000   Frontiervision Operating
               Partners LP,
               11.000% 10/15/06 (a)(b)...................................        69,650
   215,000   Frontiervision Operating
               Partners LP,
               11.875% 09/15/07 (b)......................................       172,000
    45,000   Frontiervision Operating
               Partners LP, Series B,
               11.875% 09/15/07 (b)......................................        36,000
   148,000   Hollinger Participation Trust,
               12.125% 11/15/10@(d)......................................       166,130
    50,000   LIN Television Corporation,
               8.000% 01/15/08...........................................        53,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

 54                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             BROADCASTING AND CABLE  -- (CONTINUED)
$  390,000   Paxson Communications Corporation,
               (0.000)% due 01/15/09
               12.250% beginning 01/15/06................................   $   325,649
   160,000   Radio Unica Corporation,
               11.750% 08/01/06..........................................       107,600
                                                                            -----------
                                                                              1,640,338
                                                                            -----------
             BUILDING MATERIALS -- 1.1%
   220,000   Dayton Superior Corporation,
               10.750% 09/15/08@(a)......................................       217,800
   205,000   Interline Brands Inc.,
               11.500% 05/15/11@.........................................       216,275
   165,000   National Waterworks Inc., Series B,
               10.500% 12/01/12..........................................       182,531
                                                                            -----------
                                                                                616,606
                                                                            -----------
             CHEMICALS -- BASIC -- 1.3%
   115,000   Lyondell Chemical Company,
               9.500% 12/15/08...........................................       109,250
   235,000   PolyOne Corporation,
               10.625% 05/15/10@.........................................       229,125
   350,000   Terra Capital Inc.,
               12.875% 10/15/08..........................................       372,750
                                                                            -----------
                                                                                711,125
                                                                            -----------
             CHEMICALS -- SPECIALTY -- 1.6%
   235,000   Equistar Chemical Funding,
               10.625% 05/01/11@.........................................       240,875
   295,000   Equistar Chemicals, LP,
               7.550% 02/15/26...........................................       227,150
   150,000   FMC Corporation,
               10.250% 11/01/09..........................................       168,750
    65,000   General Chemical Industrial Products Inc.,
               10.625% 05/01/09 (b)......................................        19,500
   120,000   Millennium America Inc.,
               7.625% 11/15/26...........................................       111,600
   175,000   Sovereign Specialty Chemicals, Inc.,
               11.875% 03/15/10..........................................       167,125
                                                                            -----------
                                                                                935,000
                                                                            -----------
             COMMERCIAL SERVICES -- 0.6%
   235,000   Protection One, Inc.,
               7.375% 08/15/05...........................................       192,700
   120,000   Synagro Technologies, Inc.,
               9.500% 04/01/09...........................................       128,400
                                                                            -----------
                                                                                321,100
                                                                            -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.1%
   220,000   Unisys Corporation,
               7.250% 01/15/05...........................................       229,075
    60,000   Unisys Corporation,
               8.125% 06/01/06...........................................        64,200
    85,000   Unisys Corporation,
               6.875% 03/15/10...........................................        88,400
   150,000   Xerox Corporation,
               5.500% 11/15/03...........................................       150,750

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             COMPUTERS AND OFFICE EQUIPMENT  -- (CONTINUED)
$   80,000   Xerox Corporation,
               9.750% 01/15/09@(a).......................................   $    90,000
    20,000   Xerox Corporation, MTN, Series E,
               5.250% 12/15/03...........................................        20,050
                                                                            -----------
                                                                                642,475
                                                                            -----------
             CONSTRUCTION -- 0.7%
   230,000   URS Corporation,
               11.500% 09/15/09..........................................       244,950
   145,000   URS Corporation, Series B,
               12.250% 05/01/09..........................................       143,550
                                                                            -----------
                                                                                388,500
                                                                            -----------
             CONSUMER SERVICES -- 1.5%
   159,100   Alderwoods Group, Inc.,
               11.000% 01/02/07..........................................       161,089
   275,000   Jafra Cosmetics International, Inc.,
               10.750% 05/15/11@.........................................       287,375
   180,000   Rent-Way, Inc.,
               11.875% 06/15/10@.........................................       185,400
    50,000   Service Corporation International,
               7.200% 06/01/06...........................................        50,250
   115,000   Service Corporation International,
               6.875% 10/01/07...........................................       113,850
    70,000   Service Corporation International,
               7.700% 04/15/09...........................................        71,400
                                                                            -----------
                                                                                869,364
                                                                            -----------
             DIVERSIFIED ELECTRONICS -- 0.2%
   130,000   Knowles Electronics Holdings, Inc.,
               13.125% 10/15/09..........................................       117,000
                                                                            -----------
             DIVERSIFIED MANUFACTURING -- 0.9%
   105,000   Dresser, Inc.,
               9.375% 04/15/11...........................................       108,150
   280,000   Jacuzzi Brands, Inc.,
               9.625% 07/01/10@..........................................       286,650
    25,000   Neenah Foundry Company, Series B,
               11.125% 05/01/07 (b)......................................        11,875
   115,000   Neenah Foundry Company, Series D,
               11.125% 05/01/07 (b)......................................        54,625
    50,000   Neenah Foundry Company, Series F,
               11.125% 05/01/07 (b)......................................        23,750
                                                                            -----------
                                                                                485,050
                                                                            -----------
             ELECTRIC POWER -- NON NUCLEAR -- 6.9%
   120,000   AES Corporation,
               10.000% 07/15/05@(a)......................................       124,500
   270,000   AES Corporation,
               9.000% 05/15/15@..........................................       282,150
    20,000   AES Eastern Energy, Series 1999-A,
               9.000% 01/02/17...........................................        21,250
   150,000   AES Eastern Energy, Series 1999-B,
               9.670% 01/02/29...........................................       163,776
   111,448   Caithness Coso Funding Corporation, Series B,
               9.050% 12/15/09...........................................       118,692

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             55

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             ELECTRIC POWER -- NON NUCLEAR  -- (CONTINUED)
$   15,000   Calpine Corporation,
               8.250% 08/15/05 (a).......................................   $    13,950
   205,000   Calpine Corporation,
               7.625% 04/15/06 (a).......................................       177,838
    80,000   Calpine Corporation,
               8.750% 07/15/07...........................................        65,400
   100,000   Calpine Corporation,
               7.750% 04/15/09...........................................        74,000
    70,000   Calpine Corporation,
               8.500% 02/15/11 (a).......................................        52,500
   311,188   Cedar Brakes II LLC,
               9.875% 09/01/13...........................................       308,853
    44,171   CMS Energy Credit Facility, Term A,
               7.500%** 04/30/04 (i)(j)..................................        44,502
    75,000   CMS Energy Credit Facility, Term B,
               9.000%** 09/30/04 (i)(j)..................................        74,906
    70,000   Consumers Energy Company,
               6.250% 09/15/06...........................................        77,717
   133,000   ESI Tractebel Acquisition Corporation, Series B,
               7.990% 12/30/11...........................................       133,166
   170,000   Mirant Americas Generation Inc.,
               8.300% 05/01/11...........................................       105,400
    15,000   Mirant Americas Generation LLC,
               8.500% 10/01/21...........................................         8,625
   145,000   Mirant Americas Generation LLC,
               9.125% 05/01/31...........................................        83,375
   100,000   Mirant Revolver Credit Facility,
               4.750%** 07/15/03 (i)(j)..................................        71,500
   135,000   Pacific Gas and Electric Company Bank Debt A,
               8.375%** 12/30/06 (i)(j)..................................       136,462
   185,000   PG&E Corporation,
               6.875% 07/15/08@..........................................       191,938
   605,000   PG&E National Energy Group, Inc.,
               10.375% 05/16/11 (b)......................................       326,699
    25,875   Salton Sea Funding, Series B,
               7.370% 05/30/05...........................................        25,875
   295,000   Southern California Edison Company,
               8.000% 02/15/07@..........................................       323,393
   285,000   TECO Energy, Inc.,
               7.500% 06/15/10...........................................       290,700
   205,000   TECO Energy, Inc.,
               7.000% 05/01/12...........................................       199,875
   105,000   Tiverton/Rumford Power Association,
               9.000% 07/15/18@..........................................        95,025
    30,000   Westar Energy, Inc.,
               6.250% 08/15/03...........................................        30,113
   140,000   Westar Energy, Inc.,
               6.875% 08/01/04...........................................       144,375
    80,000   Westar Energy, Inc.,
               7.875% 05/01/07...........................................        89,400
                                                                            -----------
                                                                              3,855,955
                                                                            -----------

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             EXPLORATION AND PRODUCTION -- 2.3%
$  135,000   Comstock Resources, Inc.,
               11.250% 05/01/07..........................................   $   147,150
   210,000   Continental Resources, Inc.,
               10.250% 08/01/08..........................................       211,050
   130,000   Encore Acquisition Company,
               8.375% 06/15/12...........................................       139,100
   160,000   Energy Corporation of America, Series A,
               9.500% 05/15/07...........................................       112,000
   130,000   Plains Exploration and Production Company, Series B,
               8.750% 07/01/12...........................................       139,100
    80,000   Stone Energy Corporation,
               8.250% 12/15/11...........................................        84,400
   105,000   Vintage Petroleum, Inc.,
               7.875% 05/15/11...........................................       112,613
   335,000   Vintage Petroleum, Inc.,
               8.250% 05/01/12...........................................       368,500
                                                                            -----------
                                                                              1,313,913
                                                                            -----------
             FINANCE -- MISCELLANEOUS -- 0.2%
   295,000   The FINOVA Group Inc.,
               7.500% 11/15/09...........................................       128,325
                                                                            -----------
             FOOD PRODUCTS -- 1.8%
   310,000   Chiquita Brands International, Inc.,
               10.560% 03/15/09..........................................       336,350
    75,000   Dole Food Company, Inc.,
               8.750% 07/15/13...........................................        80,438
   435,000   Swift & Company,
               10.125% 10/01/09@.........................................       452,400
   165,000   Swift & Company,
               12.500% 01/01/10@.........................................       169,950
                                                                            -----------
                                                                              1,039,138
                                                                            -----------
             HEALTH SERVICES -- 3.1%
   170,000   Ameripath, Inc.,
               10.500% 04/01/13@.........................................       182,325
   380,000   Express Scripts, Inc.,
               9.625% 06/15/09...........................................       412,300
   115,000   Fountain View Inc., Series B,
               11.250% 04/15/08 (b)......................................        97,750
   165,000   HCA Inc.,
               8.360% 04/15/24...........................................       185,772
   235,000   HCA Inc.,
               7.500% 11/15/95...........................................       222,514
   110,000   Manor Care, Inc.,
               7.500% 06/15/06...........................................       119,588
   145,000   Manor Care, Inc.,
               8.000% 03/01/08...........................................       163,125
   180,000   QuadraMed Corporation,
               10.000% 04/01/08@.........................................       156,600
    75,000   Team Health Inc., Series B,
               12.000% 03/15/09..........................................        76,875
   180,000   Tenet Healthcare Corporation,
               6.875% 11/15/31...........................................       158,400
                                                                            -----------
                                                                              1,775,249
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 56                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             HEAVY MACHINERY -- 0.6%
$  200,000   JLG Industries, Inc.,
               8.250% 05/01/08@..........................................   $   203,000
   121,961   Thermadyne Holding Corporation Bank Debt,
               5.730%** 03/31/08 (i)(j)..................................       120,131
                                                                            -----------
                                                                                323,131
                                                                            -----------
             HOUSEHOLD PRODUCTS -- 0.3%
   245,000   Foamex LP,
               10.750% 04/01/09..........................................       196,000
                                                                            -----------
             INSURANCE -- 1.1%
   320,000   Americo Life Inc.,
               7.875% 05/01/13@..........................................       324,800
   240,000   Crum & Forster,
               10.375% 06/15/13@.........................................       243,000
   645,000   Lumbermens Mutual Casualty,
               9.150% 07/01/26@..........................................        70,950
    30,000   Lumbermens Mutual Casualty,
               8.450% 12/01/97@..........................................         3,300
                                                                            -----------
                                                                                642,050
                                                                            -----------
             LODGING AND RECREATION -- 4.1%
   110,000   Bally Total Fitness Holding Corporation, Series D,
               9.875% 10/15/07 (a).......................................       100,375
    60,000   Hilton Hotels Corporation,
               7.625% 05/15/08...........................................        64,500
    60,000   Hilton Hotels Corporation,
               8.250% 02/15/11...........................................        67,200
   245,000   ITT Corporation,
               7.375% 11/15/15...........................................       253,269
    50,000   ITT Corporation,
               7.750% 11/15/25...........................................        49,500
   130,000   Jacobs Entertainment, Inc.,
               11.875% 02/01/09..........................................       138,288
    50,000   Mandalay Resort Group,
               9.500% 08/01/08...........................................        57,250
   195,000   Park Place Entertainment Corporation,
               7.875% 12/15/05...........................................       207,919
   400,000   Park Place Entertainment Corporation,
               8.875% 09/15/08...........................................       440,999
    37,000   President Casinos, Inc.,
               13.000% 09/15/03 (b)(h)(i)................................        17,575
   185,000   Six Flags, Inc.,
               8.875% 02/01/10...........................................       177,600
    55,000   Six Flags, Inc.,
               9.750% 04/15/13@..........................................        54,450
   135,636   United Artists Theatre Circuit Inc., Series 1995-A,
               9.300% 07/01/15 (h)(i)....................................       135,636
    50,000   Vail Resorts, Inc.,
               8.750% 05/15/09...........................................        52,250
   140,000   Vail Resorts, Inc.,
               8.750% 05/15/09...........................................       146,300
   230,000   Venetian Casino Resort LLC,
               11.000% 06/15/10..........................................       259,325

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             LODGING AND RECREATION  -- (CONTINUED)
$   60,000   Wheeling Island Gaming Inc.,
               10.125% 12/15/09..........................................   $    60,375
    60,000   Worldspan LP,
               9.625% 06/15/11@..........................................        61,800
                                                                            -----------
                                                                              2,344,611
                                                                            -----------
             MEDICAL DEVICES AND SUPPLIES -- 1.8%
   225,000   Alaris Medical Systems, Inc.,
               9.750% 12/01/06...........................................       232,875
   204,000   DJ Orthopedics LLC,
               12.625% 06/15/09..........................................       220,320
   365,000   Fisher Scientific International Inc.,
               8.125% 05/01/12@..........................................       390,550
   156,000   Per-Se Technologies, Inc., Series B,
               9.500% 02/15/05...........................................       159,120
                                                                            -----------
                                                                              1,002,865
                                                                            -----------
             METALS AND MINING -- 0.8%
   185,000   Commonwealth Industries, Inc.,
               10.750% 10/01/06..........................................       185,925
    75,000   Ormet Corporation,
               11.000% 08/15/08@.........................................        25,500
   250,000   UCAR Finance Inc.,
               10.250% 02/15/12..........................................       245,000
                                                                            -----------
                                                                                456,425
                                                                            -----------
             NATURAL GAS DISTRIBUTION -- 0.9%
   270,000   Ferrellgas Partners LP,
               8.750% 06/15/12...........................................       292,950
   195,000   Star Gas Partners, LP,
               10.250% 02/15/13@.........................................       202,800
                                                                            -----------
                                                                                495,750
                                                                            -----------
             NATURAL GAS PIPELINES -- 4.7%
    40,000   ANR Pipeline, Inc.,
               8.875% 03/15/10@..........................................        43,700
   235,000   ANR Pipeline, Inc.,
               9.625% 11/01/21...........................................       277,300
   105,000   EL Paso Corporation, MTN,
               7.800% 08/01/31...........................................        88,463
   190,000   EL Paso Energy Partners, Series B,
               8.500% 06/01/11...........................................       203,300
   220,000   GulfTerra Energy Partners, LP,
               10.625% 12/01/12..........................................       254,100
   240,000   Northwest Pipelines Corporation,
               7.125% 12/01/25...........................................       236,400
   185,000   Southern Natural Gas Company,
               8.875% 03/15/10@..........................................       201,650
    45,000   Southern Natural Gas Company,
               7.350% 02/15/31...........................................        45,788
   110,000   Tennessee Gas Pipeline Company,
               7.500% 04/01/17...........................................       113,025
   355,000   Tennessee Gas Pipeline Company,
               7.000% 10/15/28...........................................       337,693
   230,000   Tennessee Gas Pipeline Company,
               8.375% 06/15/32...........................................       250,125
   145,000   Tennessee Gas Pipeline Company,
               7.625% 04/01/37...........................................       146,813

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             57

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             NATURAL GAS PIPELINES  -- (CONTINUED)
$  420,000   Transcontinental Gas Pipe Line Corporation,
               7.250% 12/01/26...........................................   $   413,699
    40,000   Transcontinental Gas Pipe Line Corporation, Series B,
               8.875% 07/15/12...........................................        45,200
                                                                            -----------
                                                                              2,657,256
                                                                            -----------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.5%
   370,000   Avaya Inc.,
               11.125% 04/01/09 (a)......................................       405,150
   385,000   IPC Acquisition Corporation,
               11.500% 12/15/09..........................................       408,100
   355,000   Lucent Technologies Inc.,
               7.250% 07/15/06 (a).......................................       336,363
    80,000   Lucent Technologies Inc.,
               6.500% 01/15/28...........................................        55,200
   310,000   Lucent Technologies Inc.,
               6.450% 03/15/29...........................................       212,350
                                                                            -----------
                                                                              1,417,163
                                                                            -----------
             OIL REFINING AND MARKETING -- 0.3%
   190,000   Tesoro Petroleum Corporation,
               8.000% 04/15/08@..........................................       194,750
                                                                            -----------
             OILFIELD SERVICES -- 1.0%
   115,000   Grant Prideco, Inc., Series B,
               9.625% 12/01/07...........................................       127,075
    65,000   Halliburton Company,
               8.750% 02/15/21...........................................        77,667
    85,000   Parker Drilling Company, Series B,
               10.125% 11/15/09 (a)......................................        91,800
   175,000   Parker Drilling Company, Series D,
               9.750% 11/15/06 (a).......................................       180,250
    80,000   Pride International, Inc.,
               9.375% 05/01/07...........................................        82,600
                                                                            -----------
                                                                                559,392
                                                                            -----------
             PACKAGING AND CONTAINERS -- 1.5%
   235,000   Crown Cork & Seal Company, Inc.,
               7.000% 12/15/06 (a).......................................       224,425
    94,221   Owens Corning Bank Debt,
               0.000%** 01/01/04 (b)(c)(i)(j)............................        70,037
   255,000   Owens-Brockway Glass
               Containers, Inc.,
               8.875% 02/15/09...........................................       276,675
    70,000   Owens-Brockway Glass
               Containers, Inc.,
               8.250% 05/15/13@..........................................        73,150
   250,000   Owens-Illinois, Inc.,
               7.800% 05/15/18...........................................       236,250
                                                                            -----------
                                                                                880,537
                                                                            -----------

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             PAPER AND FOREST PRODUCTS -- 2.4%
$  295,000   Fort James Corporation,
               6.625% 09/15/04...........................................   $   300,162
   200,000   Georgia-Pacific Corporation,
               8.875% 02/01/10@..........................................       217,000
    85,000   Georgia-Pacific Corporation,
               9.375% 02/01/13@..........................................        93,713
   160,000   Georgia-Pacific Corporation,
               9.625% 03/15/22...........................................       158,400
   230,000   Georgia-Pacific Corporation,
               9.500% 05/15/22...........................................       226,550
   155,000   Georgia-Pacific Corporation,
               7.375% 12/01/25...........................................       136,400
    85,000   Georgia-Pacific Corporation,
               7.250% 06/01/28...........................................        74,800
    15,000   Georgia-Pacific Corporation,
               7.750% 11/15/29...........................................        13,575
    45,000   Pope and Talbot, Inc.,
               8.375% 06/01/13...........................................        43,425
   115,000   Pope and Talbot, Inc.,
               8.375% 06/01/13...........................................       110,975
                                                                            -----------
                                                                              1,375,000
                                                                            -----------
             PHARMACEUTICALS -- 0.8%
    75,000   Alaris Medical Systems Inc.,
               7.250% 07/01/11...........................................        75,938
   380,000   Caremark Rx, Inc.,
               7.375% 10/01/06...........................................       405,650
                                                                            -----------
                                                                                481,588
                                                                            -----------
             PUBLISHING AND ADVERTISING -- 3.6%
   305,000   American Color Graphics,
               12.750% 08/01/05..........................................       305,763
   175,000   American Color Graphics,
               10.000% 06/15/10@.........................................       174,125
    70,000   Dex Media East LLC,
               9.875% 11/15/09...........................................        78,050
    85,000   Dex Media East LLC,
               12.125% 11/15/12..........................................       100,513
   250,000   Garden State Newspapers, Inc., Series B,
               8.750% 10/01/09...........................................       258,125
   105,000   Houghton Mifflin Company,
               8.250% 02/01/11@..........................................       110,775
   325,000   Houghton Mifflin Company,
               7.200% 03/15/11...........................................       341,655
   115,000   Houghton Mifflin Company,
               9.875% 02/01/13@..........................................       124,775
    85,000   Key3Media Group, Inc.,
               11.250% 06/15/11 (b)......................................           850
   210,000   Moore North America Finance,
               7.875% 01/15/11@..........................................       218,925
   110,000   Phoenix Color Corporation,
               10.375% 02/01/09..........................................       104,500
   130,000   Vertis Inc.,
               9.750% 04/01/09@..........................................       135,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

 58                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             PUBLISHING AND ADVERTISING  -- (CONTINUED)
$   48,661   Ziff Davis Media Inc. Bank Debt Term B,
               6.040%** 03/31/07 (i)(j)..................................   $    42,335
    87,054   Ziff Davis Media Inc., Series B,
               13.000% 08/12/09 (a)......................................        43,527
                                                                            -----------
                                                                              2,039,118
                                                                            -----------
             RAILROADS, TRUCKING AND SHIPPING -- 0.0%+
    11,290   Ermis Maritime Holdings Ltd.,
               12.500% 12/31/04 (d)(h)(i)................................         5,160
     1,584   Pegasus Promissory Note,
               0.000% 01/31/04 (b)(h)(i).................................            --
                                                                            -----------
                                                                                  5,160
                                                                            -----------
             REAL ESTATE -- 1.1%
   170,000   CB Richard Ellis Services Inc.,
               11.250% 06/15/11..........................................       182,325
   195,000   CBRE Escrow Inc.,
               9.750% 05/15/10@..........................................       204,993
    13,500   DR Structured Finance Corporation, Series A-1,
               7.600% 08/15/07...........................................         7,020
    60,943   DR Structured Finance Corporation, Series A-1,
               6.660% 08/15/10...........................................        31,081
    75,000   DR Structured Finance Corporation, Series A-2,
               8.375% 08/15/15...........................................        33,000
    20,000   DR Structured Finance Corporation, Series A-3,
               8.550% 08/15/19...........................................         9,400
    69,347   Kmart Corporation, Series 1995K-3,
               8.540% 01/02/15 (b).......................................        27,739
   135,000   LNR Property Corporation, Series B,
               9.375% 03/15/08...........................................       141,919
                                                                            -----------
                                                                                637,477
                                                                            -----------
             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.3%
     5,000   Crescent Real Estate Equities LP,
               7.500% 09/15/07...........................................         5,100
   300,000   Crescent Real Estate Equities LP,
               9.250% 04/15/09...........................................       323,490
    90,000   Healthcare Realty Trust, Inc.,
               8.125% 05/01/11...........................................       100,073
   240,000   OMEGA Healthcare Investors, Inc.,
               6.950% 08/01/07...........................................       216,000
   100,000   Senior Housing Properties Trust,
               8.625% 01/15/12...........................................       106,500
                                                                            -----------
                                                                                751,163
                                                                            -----------
             SEMICONDUCTORS -- 0.3%
   155,000   ON Semiconductor Corporation,
               13.000% 05/15/08..........................................       156,550
                                                                            -----------

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             SPECIALTY STORES -- 0.7%
$   85,000   Herbalife International, Inc., Class A,
               11.750% 07/15/10..........................................   $    96,263
   285,000   The Gap, Inc.,
               6.900% 09/15/07...........................................       307,087
                                                                            -----------
                                                                                403,350
                                                                            -----------
             STEEL -- 1.2%
   180,000   AK Steel Corporation,
               7.750% 06/15/12...........................................       149,400
   270,000   Allegheny Ludlum Corporation,
               6.950% 12/15/25...........................................       217,659
   300,000   United States Steel LLC,
               10.750% 08/01/08..........................................       315,000
                                                                            -----------
                                                                                682,059
                                                                            -----------
             TELECOMMUNICATIONS SERVICES -- 6.1%
   105,000   Alamosa Delaware Inc.,
               12.500% 02/01/11..........................................        86,100
   175,000   Alamosa Holdings, Inc.,
               (0.000)% due 02/15/10
               12.875% beginning 02/15/05................................       101,500
   125,000   COLO.COM,
               13.875% 03/15/10@(b)(h)...................................         5,000
    53,585   Globix Corporation,
               11.000% 05/01/08@(d)(h)(i)................................        40,189
    40,825   GT Telecom Racers Notes Trust, Series A,
               0.000%** 06/30/08 (b)(c)(h)(i)(j).........................             4
    29,175   GT Telecom Racers Notes Trust, Series B,
               0.000%** 06/30/08 (b)(c)(h)(i)(j).........................             3
   170,000   LodgeNet Entertainment Corporation,
               9.500% 06/15/13...........................................       174,250
    81,000   Loral Cyberstar Inc.,
               10.000% 07/15/06..........................................        39,690
   595,000   NEON Communications, Inc.,
               12.750% 07/08/03..........................................        56,525
   169,961   NII Holdings Ltd.,
               (0.000)% due 11/01/09
               13.000% beginning 11/01/04 (i)............................       156,789
    80,000   Pagemart Nationwide,
               15.000% 02/01/05 (b)(c)(h)(i).............................             8
   245,000   Qwest Capital Funding, Inc.,
               7.750% 02/15/31 (a).......................................       191,100
   205,000   Qwest Communications International Inc., Series B,
               7.500% 11/01/08...........................................       189,625
   350,000   Qwest Communications Term B,
               6.950%** 06/30/10 (i)(j)..................................       349,387
   110,000   Qwest Corporation,
               7.200% 11/01/04...........................................       112,750
    10,000   Qwest Corporation,
               5.625% 11/15/08...........................................         9,600
   235,000   Qwest Corporation,
               8.875% 03/15/12@..........................................       262,613
   220,000   Qwest Corporation,
               7.250% 09/15/25...........................................       206,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             59

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES  -- (CONTINUED)
$  300,000   Qwest Corporation,
               8.875% 06/01/31...........................................   $   315,000
    23,420   Qwest Service Corporation,
               4.790%** 05/03/05 (i)(j)..................................        22,775
   113,000   Qwest Services Corporation,
               13.000% 12/15/07@(a)......................................       123,735
   439,000   Qwest Services Corporation,
               13.500% 12/15/10@.........................................       496,069
   219,000   Qwest Services Corporation,
               14.000% 12/15/14@.........................................       254,040
   155,000   TSI Telecommunication Services Inc., Series B,
               12.750% 02/01/09..........................................       153,450
   170,000   US Unwired Inc., Series B,
               (0.000)% due 11/01/09
               13.375% beginning 11/01/04................................        69,700
                                                                            -----------
                                                                              3,416,702
                                                                            -----------
             TOBACCO -- 0.7%
   365,000   Commonwealth Brands, Inc.,
               9.750% 04/15/08@..........................................       377,775
                                                                            -----------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $37,735,728)........................................    39,740,435
                                                                            -----------
             FOREIGN BONDS AND NOTES -- 10.7%
             BROADCASTING AND CABLE -- 2.1%
    75,000   Cablevision S.A.,
               12.500% 03/02/04@(b)......................................        24,750
   160,000   Cablevision S.A.,
               13.750% 04/30/07 (b)......................................        52,800
    75,000   Cablevision S.A.,
               13.750% 05/01/09 (b)......................................        24,750
   125,000   CanWest Media Inc.,
               10.625% 05/15/11 (a)......................................       142,500
   155,000   Canwest Media Inc.,
               7.625% 04/15/13@..........................................       164,688
   120,000   Quebecor Media Inc.,
               11.125% 07/15/11..........................................       137,400
   315,000   Quebecor Media Inc.,
               (0.000)% due 07/15/11
               13.750% beginning 07/15/06................................       261,450
    35,000   Rogers Cable Inc.,
               11.000% 12/01/15..........................................        39,550
   235,000   United Pan-Europe Communications N.V., Series B,
               11.250% 02/01/10 (a)(b)...................................        50,525
 105,000(e)  United Pan-Europe Communications N.V., Series B,
               11.250% 02/01/10 (b)......................................        24,115
   200,000   United Pan-Europe Communications N.V., Series B,
               11.500% 02/01/10 (b)......................................        43,000
   260,000   United Pan-Europe Communications N.V., Series B,
               (0.000)% due 02/01/10
               13.750% beginning 02/01/05 (b)............................        35,750

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             BROADCASTING AND CABLE  -- (CONTINUED)
$  360,000   United Pan-Europe Communications N.V., Series B,
               (0.000)% due 08/01/09
               12.500% beginning 08/01/04 (b)............................   $    54,000
    40,000   United Pan-Europe Communications N.V., Series B,
               (0.000)% due 11/01/09
               13.375% beginning 11/01/04 (b)............................         5,700
   165,000   Vivendi Universal S.A.,
               9.250% 04/15/10@..........................................       187,688
                                                                            -----------
                                                                              1,248,666
                                                                            -----------
             CHEMICALS-SPECIALTY -- 0.3%
   140,000   Acetex Corporation,
               10.875% 08/01/09..........................................       155,575
                                                                            -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
    40,000   Xerox Capital (Europe) plc,
               5.875% 05/15/04...........................................        40,200
                                                                            -----------
             ELECTRIC POWER -- NON NUCLEAR -- 0.9%
   105,000   AES Drax Holdings Ltd., Series B,
               10.410% 12/31/20..........................................        67,725
   590,000   Calpine Canada Energy Finance,
               8.500% 05/01/08...........................................       460,200
                                                                            -----------
                                                                                527,925
                                                                            -----------
             EXPLORATION AND PRODUCTION -- 0.2%
   105,000   Compton Petroleum Corporation,
               9.900% 05/15/09...........................................       115,500
                                                                            -----------
             FOOD PRODUCTS -- 0.7%
    75,000   Burns Philp Capital Property Ltd.,
               9.500% 11/15/10@..........................................        78,750
   310,000   Burns Philp Capital Property Ltd.,
               10.750% 02/15/11@.........................................       322,400
                                                                            -----------
                                                                                401,150
                                                                            -----------
             INSURANCE -- 0.5%
   100,000   Fairfax Financial Holdings Limited,
               7.750% 12/15/03...........................................       100,750
   220,000   Fairfax Financial Holdings Limited,
               7.750% 07/15/37...........................................       182,875
                                                                            -----------
                                                                                283,625
                                                                            -----------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.1%
    29,207   Marconi Corporation plc,
               8.000% 04/30/08 (a).......................................        26,359
    19,829   Marconi Corporation plc,
               10.000% 10/31/08 (a)......................................        20,077
                                                                            -----------
                                                                                 46,436
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 60                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             OILFIELD SERVICES -- 0.5%
$   45,000   Baytex Energy Ltd.,
               10.500% 02/15/11..........................................   $    55,125
   105,000   Petroleum Geo-Services ASA,
               6.250% 11/19/03...........................................        65,625
    25,000   Petroleum Geo-Services ASA,
               7.500% 03/31/07...........................................        15,625
   225,000   Petroleum Geo-Services ASA,
               7.125% 03/30/28...........................................       140,625
    15,000   Petroleum Geo-Services ASA,
               8.150% 07/15/29 (a).......................................         9,375
                                                                            -----------
                                                                                286,375
                                                                            -----------
             PACKAGING AND CONTAINERS -- 1.2%
    95,000   Crown Cork & Seal,
               6.750% 12/15/03...........................................        96,425
   315,000   Crown Euro Holdings,
               9.500% 03/01/11@..........................................       340,200
   220,000   Crown Euro Holdings,
               10.875% 03/01/13@.........................................       239,800
                                                                            -----------
                                                                                676,425
                                                                            -----------
             PAPER AND FOREST PRODUCTS -- 0.8%
   205,000   Abitibi-Consolidated Inc.
               8.850% 08/01/30...........................................       217,820
   225,000   Doman Industries Ltd., Class A,
               12.000% 07/01/04 (b)......................................       230,625
                                                                            -----------
                                                                                448,445
                                                                            -----------
             PUBLISHING AND ADVERTISING -- 1.3%
  75,000(f)  EMI Group plc,
               9.750% 05/20/08...........................................       128,587
   270,000   Hollinger Inc.,
               11.875% 03/01/11@.........................................       299,700
   275,000   Sun Media Corporation,
               7.625% 02/15/13...........................................       292,875
                                                                            -----------
                                                                                721,162
                                                                            -----------
             RAILROADS, TRUCKING AND SHIPPING -- 0.6%
   100,000   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
               11.750% 06/15/09..........................................       102,000
   155,000   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
               12.500% 06/15/12..........................................       167,400
    80,000   Sea Containers Ltd., Series B,
               7.875% 02/15/08...........................................        63,600
                                                                            -----------
                                                                                333,000
                                                                            -----------
             STEEL -- 0.2%
   161,000   Algoma Steel Inc.,
               11.000% 12/31/09 (i)......................................       104,650
                                                                            -----------
             TELECOMMUNICATIONS SERVICES -- 1.2%
    75,000   360networks Inc.,
               13.000% 05/01/08 (b)......................................             8
    57,411   Call-Net Enterprises, Inc.,
               10.625% 12/31/08..........................................        47,651

PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES  -- (CONTINUED)
$  385,000   Millicom International Cellular S.A.,
               11.000% 06/01/06@.........................................   $   381,149
    35,000   Nortel Networks Corporation,
               6.000% 09/01/03 (a).......................................        35,000
   185,000   Rogers Cantel Inc.,
               9.750% 06/01/16...........................................       214,600
    42,000   Telesystem International
               Wireless Inc.,
               14.000% 12/30/03 (d)......................................        42,158
     4,000   Telesystem International
               Wireless Inc.,
               14.000% 12/30/03@(d)......................................         4,015
                                                                            -----------
                                                                                724,581
                                                                            -----------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $5,843,532).........................................     6,113,715
                                                                            -----------
             FOREIGN CONVERTIBLE BONDS AND NOTES -- 2.3%
    35,000   Algoma Steel Inc.,
               1.000% 12/31/30 (i).......................................         6,825
 115,000(e)  Colt Telecom Group plc,
               2.000% 03/29/06@..........................................       109,611
 100,000(e)  Colt Telecom Group plc,
               2.000% 12/16/06@..........................................        90,720
 115,000(e)  Colt Telecom Group plc,
               2.000% 04/03/07@..........................................       103,008
 100,000(e)  Infineon Technologies,
               4.250% 02/06/07...........................................        99,763
 510,000(g)  Koninklijke Ahold N.V.,
               3.000% 09/30/03...........................................       254,135
  15,000(e)  KPNQwest NV,
               10.000% 03/15/12 (b)(d)...................................            43
    43,000   Millicom International Cellular S.A.,
               2.000% 06/01/06@(d)(i)....................................       106,801
   610,000   Nortel Networks Corporation,
               4.250% 09/01/08...........................................       513,925
                                                                            -----------
             TOTAL FOREIGN CONVERTIBLE BONDS AND NOTES
               (Cost $980,015)...........................................     1,284,831
                                                                            -----------
             MORTGAGE-BACKED SECURITIES -- 0.0%+
               (Cost $52,578)
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.0%+
    90,604   Commercial Trust I, Series 1993-KA, Class A2,
               7.630% 12/15/13...........................................        18,121
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             61

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 0.5%
$   20,000   New Jersey, Tobacco Settlement Financing Corporation,
               Revenue, Series 2002,
               6.000% 06/01/37...........................................   $    16,442
    70,000   New Jersey, Tobacco Settlement Financing Corporation,
               Revenue, Series 2002,
               6.125% 06/01/42...........................................        57,930
    55,000   New Jersey, Tobacco Settlement Financing Corporation,
               Revenue, Series 2003,
               6.375% 06/01/32...........................................        49,539
   120,000   New Jersey, Tobacco Settlement Financing Corporation,
               Revenue, Series 2003,
               6.250% 06/01/43...........................................       101,114
    60,000   Rhode Island, Tobacco Settlement Financing Corporation,
               Revenue, Series 2002,
               6.250% 06/01/42...........................................        50,274
                                                                            -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $261,538)...........................................       275,299
                                                                            -----------

  SHARES
----------
             PREFERRED STOCKS -- 0.9%
             BROADCASTING AND CABLE -- 0.3%
     3,870   MediaOne Financing Trust!!..................................        97,331
       500   Paxon Communications Corporation!!(d).......................        49,250
                                                                            -----------
                                                                                146,581
                                                                            -----------
             PUBLISHING AND ADVERTISING -- 0.0%+
        25   Ziff Davis Holdings Inc., Series E-1!!(h)(i)................            --
                                                                            -----------
             REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.4%
     1,750   Sovereign REIT, Series A@...................................       253,750
                                                                            -----------
             TELECOMMUNICATIONS SERVICES -- 0.2%
     3,477   NEON Communications, Inc.!!(h)(i)...........................        39,116
     1,050   Rural Cellular Corporation, Series B(d).....................        66,150
                                                                            -----------
                                                                                105,266
                                                                            -----------
             TOTAL PREFERRED STOCKS
               (Cost $411,002)...........................................       505,597
                                                                            -----------
             WARRANTS -- 0.1%
       125   COLO.COM
               Expire 03/15/10!!@........................................             1
       803   Loral Space& Communications
               Expire 01/15/07!!(i)......................................             8


  SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
             WARRANTS -- (CONTINUED)
    20,868   NEON Communications, Inc.
               Expire 12/02/12!!(h)(i)...................................   $       209
    17,391   NEON Communications, Inc., Class A
               Expire 12/02/12!!(h)(i)...................................           174
       105   Ono Finance plc
               Expire 03/16/11!!@(i).....................................             1
    28,658   Quadramed Corporation
               Expire 04/01/08!!.........................................        46,426
     4,730   Ziff Davis Holdings Inc.
               Expire 08/12/12!!.........................................            47
                                                                            -----------
             TOTAL WARRANTS
               (Cost $60,388)............................................        46,866
                                                                            -----------
             INVESTMENT COMPANIES -- 17.0% (Cost $9,692,867)
 9,692,867   Nations Cash Reserves, Capital Class Shares#................     9,692,867
                                                                            -----------
             TOTAL INVESTMENTS
               (Cost $58,960,904*).............................     109.1%   62,027,506
                                                                            -----------
             OTHER ASSETS AND LIABILITIES (NET)................      (9.1)%
             Cash........................................................   $    15,733
             Receivable for investment securities sold...................        14,938
             Receivable for Fund shares sold.............................       291,174
             Dividends receivable........................................         4,252
             Interest receivable.........................................       898,240
             Collateral on securities loaned.............................    (4,668,867)
             Payable for Fund shares redeemed............................      (113,699)
             Investment advisory fee payable.............................       (24,350)
             Administration fee payable..................................       (10,339)
             Payable for investment securities purchased.................    (1,467,394)
             Accrued Trustees' fees and
               expenses..................................................       (23,316)
             Accrued expenses and other liabilities......................       (71,231)
                                                                            -----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)....................    (5,154,859)
                                                                            -----------
             NET ASSETS........................................     100.0%  $56,872,647
                                                                            ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income....................................................   $ 1,899,298
             Accumulated net realized loss on investments sold...........      (412,699)
             Net unrealized appreciation of investments and foreign
               currency translations.....................................     3,066,602
             Paid-in capital.............................................    52,319,446
                                                                            -----------
             NET ASSETS..................................................   $56,872,647
                                                                            ===========
             Net asset value per share ($56,872,647 / 5,691,028 shares of
               common stock outstanding).................................         $9.99
                                                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

 62                                                            SEMIANNUAL REPORT

NATIONS FUNDS

Nations Separate Account Trust -- High Yield Bond Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


---------------

 *Federal income tax information (see Note 9).

 **
  Variable rate note. The interest rate shown reflects the rate in effect at June 30, 2003.

***
  Zero coupon security. The rate shown reflects the yield to maturity at June 30, 2003.

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $4,668,867.

(a)
  All or portion of security was on loan at June 30, 2003. The aggregate cost and market value of securities on loan at June 30, 2003, is $4,155,674 and $4,441,242, respectively.

(b)
  Issue in default.

(c)
  Issuer in bankruptcy.

(d)
  PIK ("Payment In Kind"). Interest or dividend payment is made with additional securities.

(e)
  Principal amount denominated in Euro.

 (f)
  Principal amount denominated in British Pounds.

(g)
  Principal amount denominated in Netherlands Guilder.

(h)
  Fair valued security.

 (i)
  Restricted security.

 (j)
  Loan participation agreement.

(k)
  Foreign security.

ABBREVIATIONS:
MTN - Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             63

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended June 30, 2003

                                                          INTERNATIONAL      INTERNATIONAL         FOCUSED             SMALL
                                                          OPPORTUNITIES          VALUE             EQUITIES           COMPANY
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                          -----------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $25,793,
  $37,510, $17,828, $162, $606, $6,594, $42, $0, $1,386,
  $29 and $1,380, respectively).........................  $      192,427     $      298,821     $      439,213     $       39,411
Dividend income from affiliated funds...................             296                643                314              9,387
Interest................................................           6,622                 --             17,514                257
Securities lending......................................              --                 --              6,398              2,937
                                                          --------------     --------------     --------------     --------------
    Total investment income.............................         199,345            299,464            463,439             51,992
                                                          --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee.................................          74,404             82,943            405,196             83,018
Administration fee......................................          20,461             20,275            124,260             21,216
Transfer agent fees.....................................           1,623              2,991             15,650              1,986
Custodian fees..........................................          23,348              1,988             11,177              4,231
Trustees' fees and expenses.............................           8,475              8,474              8,475              8,475
Shareholder servicing and distribution fees.............          23,251             23,040            135,065             23,061
Legal and audit fees....................................          18,943             21,271             28,403             18,874
Printing expense........................................           7,219              8,573              7,155              4,363
Amortization of organization costs......................             903                 --                903                903
Interest expense........................................              --                 93                 --                 --
Other...................................................           1,296              1,204              1,707                543
                                                          --------------     --------------     --------------     --------------
    Total expenses......................................         179,923            170,852            737,991            166,670
Fees waived and expenses reimbursed by investment
  advisor and/or distributor............................         (54,145)           (55,783)          (135,065)           (51,495)
Fees reduced by credits allowed by the custodian........             (39)                (7)                (5)               (23)
                                                          --------------     --------------     --------------     --------------
    Net expenses........................................         125,739            115,062            602,921            115,152
                                                          --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)............................          73,606            184,402           (139,482)           (63,160)
                                                          --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.................................         291,534           (530,923)        (3,283,569)          (863,443)
  Foreign currency and net other assets.................         (12,968)               516            (84,167)                --
                                                          --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments.................         278,566           (530,407)        (3,367,736)          (863,443)
                                                          --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities............................................       2,492,848          2,718,398         18,769,048          3,573,647
  Foreign currency and net other assets.................           2,373               (449)            18,151                 --
                                                          --------------     --------------     --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...........................................       2,495,221          2,717,949         18,787,199          3,573,647
                                                          --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments...........................................       2,773,787          2,187,542         15,419,463          2,710,204
                                                          --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $    2,847,393     $    2,371,944     $   15,279,981     $    2,647,044
                                                          ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

 64                                                            SEMIANNUAL REPORT

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


                                         CAPITAL           MIDCAP                            ASSET          HIGH YIELD
     21ST CENTURY        GROWTH           GROWTH           GROWTH           VALUE          ALLOCATION          BOND
      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

    $       13,348   $      221,136   $       66,193   $       41,516   $      283,014   $       51,080   $       21,130
               318              280            5,319           11,777            4,914           10,628           23,329
             1,582           10,544               --               --              570           84,110        2,153,526
               459            2,255              225               --              423              340            4,024
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            15,707          234,215           71,737           53,293          288,921          146,158        2,202,009
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            22,391          219,391           44,052           55,169           76,229           40,529          125,208
             6,866           67,280           15,588           19,522           26,974           14,341           52,360
               724            9,162            1,790            1,090            2,166            1,343            3,999
             4,038            8,272            2,125            6,653            3,857            2,777            3,805
             8,475            8,475            8,475            8,469            8,475            8,475            8,475
             7,464           73,130           16,943           21,219           29,319           15,588           56,913
            14,876           24,491           18,146           17,986           19,223           17,334           23,349
             5,792            5,763            3,170            6,641            3,687            7,501           16,575
               920              903              903               --              903              903               --
                --               21               --               --               --               --               --
               458            1,023              452              469              641              630            1,300
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            72,004          417,911          111,644          137,218          171,474          109,421          291,984
           (39,135)         (73,130)         (44,065)         (52,330)         (54,315)         (47,171)         (64,608)
               (72)             (17)              (1)             (12)              (2)              (1)              (1)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            32,797          344,764           67,578           84,876          117,157           62,249          227,375
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           (17,090)        (110,549)           4,159          (31,583)         171,764           83,909        1,974,634
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           273,858       (1,681,097)        (159,581)      (1,185,603)        (489,809)        (239,808)        (178,362)
            (6,421)         (16,780)              --               --               --               --            1,301
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           267,437       (1,697,877)        (159,581)      (1,185,603)        (489,809)        (239,808)        (177,061)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           947,059        9,427,003        1,603,154        3,333,958        3,013,571        1,277,798        5,985,042
            13,282            2,742               --               --               --               --            5,209
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           960,341        9,429,745        1,603,154        3,333,958        3,013,571        1,277,798        5,990,251
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
         1,227,778        7,731,868        1,443,573        2,148,355        2,523,762        1,037,990        5,813,190
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $    1,210,688   $    7,621,319   $    1,447,732   $    2,116,772   $    2,695,526   $    1,121,899   $    7,787,824
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             65

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                             INTERNATIONAL OPPORTUNITIES
                                                                      PORTFOLIO                   INTERNATIONAL VALUE PORTFOLIO
                                                          ---------------------------------     ---------------------------------
                                                            SIX MONTHS                            SIX MONTHS
                                                              ENDED                                 ENDED
                                                             6/30/03           YEAR ENDED          6/30/03           YEAR ENDED
                                                           (UNAUDITED)          12/31/02         (UNAUDITED)          12/31/02
                                                          -----------------------------------------------------------------------
Net investment income/(loss)............................  $       73,606     $       17,763     $      184,402     $      310,257
Net realized gain/(loss) on investments.................         278,566           (525,149)          (530,407)           254,495
Net change in unrealized appreciation/(depreciation) of
  investments...........................................       2,495,221           (372,545)         2,717,949         (4,330,666)
                                                          --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations............................................       2,847,393           (879,931)         2,371,944         (3,765,914)
Distributions to shareholders from net investment
  income................................................              --             (4,520)                --           (293,076)
Distributions to shareholders from net realized gain on
  investments...........................................              --                 --                 --           (256,485)
Net increase/(decrease) in net assets from Fund share
  transactions..........................................       7,693,885          4,373,767         (2,564,354)        12,231,954
                                                          --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets...................      10,541,278          3,489,316           (192,410)         7,916,479
NET ASSETS:
Beginning of period.....................................      14,819,200         11,329,884         19,422,676         11,506,197
                                                          --------------     --------------     --------------     --------------
End of period...........................................  $   25,360,478     $   14,819,200     $   19,230,266     $   19,422,676
                                                          ==============     ==============     ==============     ==============
Undistributed net investment income/(accumulated net
  investment loss) at end of period.....................  $       78,568     $        4,962     $      202,476     $       18,074
                                                          ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

 66                                                            SEMIANNUAL REPORT

NATIONS FUNDS

    FOCUSED EQUITIES PORTFOLIO            SMALL COMPANY PORTFOLIO           21ST CENTURY PORTFOLIO
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       6/30/03         YEAR ENDED        6/30/03         YEAR ENDED        6/30/03         YEAR ENDED
     (UNAUDITED)        12/31/02       (UNAUDITED)        12/31/02       (UNAUDITED)        12/31/02
-------------------------------------------------------------------------------------------------------
    $     (139,482)  $     (453,973)  $      (63,160)  $      (89,722)  $      (17,090)  $      (18,306)
        (3,367,736)      (7,703,652)        (863,443)        (991,286)         267,437         (325,635)
        18,787,199       (9,578,703)       3,573,647       (3,302,604)         960,341         (130,891)
    --------------   --------------   --------------   --------------   --------------   --------------
        15,279,981      (17,736,328)       2,647,044       (4,383,612)       1,210,688         (474,832)
                --               --               --               --               --               --
                --               --               --          (13,203)              --               --
         8,193,122        2,512,933        4,444,401        8,106,055          509,623        1,176,086
    --------------   --------------   --------------   --------------   --------------   --------------
        23,473,103      (15,223,395)       7,091,445        3,709,240        1,720,311          701,254
       101,516,051      116,739,446       16,287,901       12,578,661        5,526,736        4,825,482
    --------------   --------------   --------------   --------------   --------------   --------------
    $  124,989,154   $  101,516,051   $   23,379,346   $   16,287,901   $    7,247,047   $    5,526,736
    ==============   ==============   ==============   ==============   ==============   ==============
    $     (139,482)  $           --   $      (63,160)  $           --   $      (17,142)  $          (52)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             67

NATIONS FUNDS

                                                                  GROWTH PORTFOLIO                  CAPITAL GROWTH PORTFOLIO
                                                          ---------------------------------     ---------------------------------
                                                            SIX MONTHS                            SIX MONTHS
                                                              ENDED                                 ENDED
                                                             6/30/03           YEAR ENDED          6/30/03           YEAR ENDED
                                                           (UNAUDITED)          12/31/02         (UNAUDITED)          12/31/02
                                                          -----------------------------------------------------------------------
Net investment income/(loss)............................  $     (110,549)    $     (265,658)    $        4,159     $       10,620
Net realized gain/(loss) on investments.................      (1,697,877)        (5,902,010)          (159,581)        (4,541,634)
Net change in unrealized appreciation/(depreciation) of
  investments...........................................       9,429,745         (5,071,145)         1,603,154           (872,808)
                                                          --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations............................................       7,621,319        (11,238,813)         1,447,732         (5,403,822)
Distributions to shareholders from net investment
  income................................................              --                 --                 --            (16,833)
Distributions to shareholders from net realized gain on
  investments...........................................              --                 --                 --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..........................................       2,823,109         (4,363,811)           734,260           (438,973)
                                                          --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets...................      10,444,428        (15,602,624)         2,181,992         (5,859,628)
NET ASSETS:
Beginning of period.....................................      56,947,649         72,550,273         12,486,099         18,345,727
                                                          --------------     --------------     --------------     --------------
End of period...........................................  $   67,392,077     $   56,947,649     $   14,668,091     $   12,486,099
                                                          ==============     ==============     ==============     ==============
Undistributed net investment income/(accumulated net
  investment loss) at end of period.....................  $     (110,549)    $           --     $        9,663     $        5,504
                                                          ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

 68                                                            SEMIANNUAL REPORT

NATIONS FUNDS

      MIDCAP GROWTH PORTFOLIO                 VALUE PORTFOLIO             ASSET ALLOCATION PORTFOLIO
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       6/30/03         YEAR ENDED        6/30/03         YEAR ENDED        6/30/03         YEAR ENDED
     (UNAUDITED)        12/31/02       (UNAUDITED)        12/31/02       (UNAUDITED)        12/31/02
-------------------------------------------------------------------------------------------------------
    $      (31,583)  $      (26,709)  $      171,764   $      203,081   $       83,909   $      167,767
        (1,185,603)      (1,174,942)        (489,809)      (1,623,203)        (239,808)      (1,149,095)
         3,333,958       (1,422,200)       3,013,571       (2,109,751)       1,277,798         (469,219)
    --------------   --------------   --------------   --------------   --------------   --------------
         2,116,772       (2,623,851)       2,695,526       (3,529,873)       1,121,899       (1,450,547)
                --               --               --         (196,629)              --         (166,471)
                --               --               --               --               --               --
         8,413,573       11,705,397        8,158,454        9,307,816        3,588,894        2,167,770
    --------------   --------------   --------------   --------------   --------------   --------------
        10,530,345        9,081,546       10,853,980        5,581,314        4,710,793          550,752
        12,641,276        3,559,730       19,597,881       14,016,567       10,635,840       10,085,088
    --------------   --------------   --------------   --------------   --------------   --------------
    $   23,171,621   $   12,641,276   $   30,451,861   $   19,597,881   $   15,346,633   $   10,635,840
    ==============   ==============   ==============   ==============   ==============   ==============
    $      (31,583)  $           --   $      178,784   $        7,020   $       86,879   $        2,970
    ==============   ==============   ==============   ==============   ==============   ==============

        HIGH YIELD BOND PORTFOLIO
---  -------------------------------
       SIX MONTHS
         ENDED
        6/30/03         YEAR ENDED
      (UNAUDITED)        12/31/02
---  -------------------------------
     $    1,974,634   $    2,296,770
           (177,061)        (204,589)
          5,990,251       (1,350,162)
     --------------   --------------
          7,787,824          742,019
                 --       (2,388,785)
                 --               --
         13,731,213       19,724,013
     --------------   --------------
         21,519,037       18,077,247
         35,353,610       17,276,363
     --------------   --------------
     $   56,872,647   $   35,353,610
     ==============   ==============
     $    1,899,298   $      (75,336)
     ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             69

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                          INTERNATIONAL OPPORTUNITIES PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................    978,562     $    9,659,116        644,302     $    6,422,328
Issued as reinvestment of dividends.........................         --                 --            474              4,520
Repurchased.................................................   (196,172)        (1,965,231)      (196,803)        (2,053,081)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................    782,390     $    7,693,885        447,973     $    4,373,767
                                                              =========     ==============     ==========     ==============

                                                                              INTERNATIONAL VALUE PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................     55,610     $      376,141      1,888,271     $   15,418,628
Issued as reinvestment of dividends.........................         --                 --         81,427            549,561
Repurchased.................................................   (422,689)        (2,940,495)      (505,453)        (3,736,235)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................   (367,079)    $   (2,564,354)     1,464,245     $   12,231,954
                                                              =========     ==============     ==========     ==============

                                                                                FOCUSED EQUITIES PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................  1,625,649     $   19,226,882      1,935,374     $   24,407,029
Issued as reinvestment of dividends.........................         --                 --             --                 --
Repurchased.................................................   (958,410)       (11,033,760)    (1,721,976)       (21,894,096)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................    667,239     $    8,193,122        213,398     $    2,512,933
                                                              =========     ==============     ==========     ==============

                                                                                 SMALL COMPANY PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................    978,514     $    6,967,526      1,231,272     $    9,974,637
Issued as reinvestment of dividends.........................         --                 --          1,779             13,203
Repurchased.................................................   (351,798)        (2,523,125)      (248,712)        (1,881,785)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................    626,716     $    4,444,401        984,339     $    8,106,055
                                                              =========     ==============     ==========     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

 70                                                            SEMIANNUAL REPORT

NATIONS FUNDS

                                                                                  21ST CENTURY PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................    221,653     $    1,336,959        557,168     $    3,382,754
Issued as reinvestment of dividends.........................         --                 --             --                 --
Repurchased.................................................   (140,373)          (827,336)      (364,272)        (2,206,668)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................     81,280     $      509,623        192,896     $    1,176,086
                                                              =========     ==============     ==========     ==============

                                                                                     GROWTH PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................    843,309     $    9,946,344        885,766     $   11,077,534
Issued as reinvestment of dividends.........................         --                 --             --                 --
Repurchased.................................................   (625,582)        (7,123,235)    (1,233,283)       (15,441,345)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................    217,727     $    2,823,109       (347,517)    $   (4,363,811)
                                                              =========     ==============     ==========     ==============

                                                                                 CAPITAL GROWTH PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................    494,894     $    3,620,903        378,133     $    2,887,275
Issued as reinvestment of dividends.........................         --                 --          2,334             16,833
Repurchased.................................................   (385,350)        (2,886,643)      (427,026)        (3,343,081)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................    109,544     $      734,260        (46,559)    $     (438,973)
                                                              =========     ==============     ==========     ==============

                                                                                 MIDCAP GROWTH PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................  1,766,497     $   10,053,237      2,121,733     $   13,322,240
Issued as reinvestment of dividends.........................         --                 --             --                 --
Repurchased.................................................   (282,512)        (1,639,664)      (274,831)        (1,616,843)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................  1,483,985     $    8,413,573      1,846,902     $   11,705,397
                                                              =========     ==============     ==========     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             71

NATIONS FUNDS

                                                                                     VALUE PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................  1,251,510     $   10,445,094      1,526,476     $   13,643,237
Issued as reinvestment of dividends.........................         --                 --         24,283            196,629
Repurchased.................................................   (279,339)        (2,286,640)      (495,040)        (4,532,050)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................    972,171     $    8,158,454      1,055,719     $    9,307,816
                                                              =========     ==============     ==========     ==============

                                                                                ASSET ALLOCATION PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                    DECEMBER 31, 2002
                                                              ----------------------------     -----------------------------
                                                               SHARES          DOLLARS           SHARES          DOLLARS
                                                              --------------------------------------------------------------
Sold........................................................    670,975     $    5,535,864        589,978     $    5,040,512
Issued as reinvestment of dividends.........................         --                 --         20,778            166,471
Repurchased.................................................   (233,820)        (1,946,970)      (354,856)        (3,039,213)
                                                              ---------     --------------     ----------     --------------
Net increase/(decrease).....................................    437,155     $    3,588,894        255,900     $    2,167,770
                                                              =========     ==============     ==========     ==============

                                                                                HIGH YIELD BOND PORTFOLIO
                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2003                      YEAR ENDED
                                                                      (UNAUDITED)                   DECEMBER 31, 2002
                                                              ----------------------------     ----------------------------
                                                               SHARES          DOLLARS          SHARES          DOLLARS
                                                              -------------------------------------------------------------
Sold........................................................  2,182,006     $   20,186,056     2,375,310     $   20,983,295
Issued as reinvestment of dividends.........................         --                 --       283,374          2,388,785
Repurchased.................................................   (676,788)        (6,454,843)     (421,679)        (3,648,067)
                                                              ---------     --------------     ---------     --------------
Net increase/(decrease).....................................  1,505,218     $   13,731,213     2,237,005     $   19,724,013
                                                              =========     ==============     =========     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

 72                                                            SEMIANNUAL REPORT

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
  PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 9.67         $ 0.04            $ 1.24            $ 1.28           $   --         $   --
Year ended 12/31/2002#...........    10.44           0.02             (0.79)            (0.77)           (0.00)***         --
Year ended 12/31/2001#...........    12.17           0.06             (1.77)            (1.71)           (0.02)         (0.00)***
Year ended 12/31/2000............    14.35           0.02             (1.99)            (1.97)           (0.02)         (0.19)
Year ended 12/31/1999#...........    10.28           0.06              4.35              4.41            (0.05)         (0.29)
Period ended 12/31/1998*.........    10.00           0.06              0.25              0.31            (0.03)##          --
INTERNATIONAL VALUE PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 6.85         $ 0.07            $ 0.87            $ 0.94           $   --         $   --
Year ended 12/31/2002#...........     8.40           0.14             (1.49)            (1.35)           (0.11)         (0.09)
Year ended 12/31/2001#...........     9.43           0.11             (1.05)            (0.94)           (0.05)         (0.04)
Period ended 12/31/2000**........    10.00           0.04             (0.57)            (0.53)           (0.04)            --
FOCUSED EQUITIES PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $11.39         $(0.02)           $ 1.67            $ 1.65           $   --         $   --
Year ended 12/31/2002#...........    13.42          (0.05)            (1.98)            (2.03)              --             --
Year ended 12/31/2001#...........    16.31          (0.01)            (2.88)            (2.89)              --             --
Year ended 12/31/2000#...........    19.71           0.01             (3.09)            (3.08)           (0.01)         (0.31)
Year ended 12/31/1999#...........    13.00          (0.03)             6.90              6.87               --          (0.16)
Period ended 12/31/1998*.........    10.00           0.02              3.00              3.02            (0.02)##          --
SMALL COMPANY PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 7.15         $(0.02)           $ 0.92            $ 0.90           $   --         $   --
Year ended 12/31/2002#...........     9.72          (0.05)            (2.51)            (2.56)              --          (0.01)
Year ended 12/31/2001#...........     9.39          (0.03)             0.40              0.37               --          (0.04)
Year ended 12/31/2000#...........     9.55           0.03              1.03              1.06            (0.44)         (0.44)
Year ended 12/31/1999#...........     9.03           0.01              0.52              0.53            (0.01)            --
Period ended 12/31/1998*.........    10.00           0.03             (0.97)            (0.94)           (0.03)##          --
21ST CENTURY PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 5.71         $(0.02)           $ 1.22            $ 1.20           $   --         $   --
Year ended 12/31/2002#...........     6.22          (0.02)            (0.49)            (0.51)              --             --
Year ended 12/31/2001#...........     8.47          (0.03)            (2.22)            (2.25)              --             --
Year ended 12/31/2000............    11.63          (0.03)            (3.13)            (3.16)              --             --
Year ended 12/31/1999#...........    10.62           0.02              1.02              1.04            (0.03)            --
Period ended 12/31/1998*.........    10.00           0.02              0.62              0.64            (0.02)##          --

---------------

  * Portfolio commenced operations on March 27, 1998. Shares were offered to the public on April 6, 1998.

 ** International Value commenced operations on July 7, 2000.

 ***Amount represents less than $0.01 per share.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Includes distributions in excess of net investment income or from net realized gains which amounted to less than $0.01 per share.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

 74                                                            SEMIANNUAL REPORT

NATIONS FUNDS


                                                                         RATIO OF               RATIO OF
                        TOTAL       NET ASSET              NET ASSETS    OPERATING           NET INVESTMENT
    DISTRIBUTIONS     DIVIDENDS       VALUE                  END OF     EXPENSES TO         INCOME/(LOSS) TO   PORTFOLIO
      FROM PAID          AND         END OF      TOTAL       PERIOD     AVERAGE NET           AVERAGE NET      TURNOVER
     IN CAPITAL     DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS                 ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------
       $   --          $   --        $10.95       13.24%    $ 25,360        1.35%+(a)             0.79%+           98%
           --           (0.00)***      9.67       (7.35)      14,819        1.25(a)(b)            0.15            175
           --           (0.02)        10.44      (13.98)      11,330        1.25(a)(b)            0.57            304
           --           (0.21)        12.17      (13.81)      13,937        1.25                  0.20             30
           --           (0.34)        14.35       43.05        5,898        1.25                  0.43             24
           --           (0.03)##      10.28        3.11        2,310        1.25+                 1.09+            16
       $   --          $   --        $ 7.79       13.72%    $ 19,230        1.25%+(a)(b)          2.00%+            3%
           --           (0.20)         6.85      (16.04)      19,423        1.25(a)               1.74             15
           --           (0.09)         8.40       (9.87)      11,506        1.25                  1.25             10
           --           (0.04)         9.43       (5.35)       2,122        1.25+                 1.32+             2
       $   --          $   --        $13.04       14.49%    $124,989        1.11%+(a)            (0.26)%+          42%
           --              --         11.39      (15.13)     101,516        1.09(a)(b)           (0.41)           119
           --              --         13.42      (17.72)     116,739        1.10(a)              (0.08)           128
           --           (0.32)##      16.31      (15.82)     148,714        1.10(a)(b)            0.06            141
           --           (0.16)        19.71       53.28      113,115        1.10(a)              (0.17)           134
           --           (0.02)##      13.00       30.16       24,521        1.10+(a)              0.33+           236
       $   --          $   --        $ 8.05       12.59%    $ 23,379        1.25%+(a)            (0.68)%+          17%
           --           (0.01)         7.15      (26.37)      16,288        1.25(a)              (0.64)            48
           --           (0.04)         9.72        3.93       12,579        1.07(a)(b)           (0.31)            70
        (0.34)          (1.22)         9.39       10.84        9,328        0.68(a)               0.31             94
           --           (0.01)         9.55        5.92        7,187        0.75                  0.14             55
           --           (0.03)##       9.03       (9.35)       6,098        0.75+(a)              0.49+            44
       $   --          $   --        $ 6.91       20.84%    $  7,247        1.10%+(a)            (0.57)%+         126%
           --              --          5.71       (8.20)       5,527        1.10(a)              (0.36)           352
           --              --          6.22      (26.56)       4,825        1.07(a)              (0.42)           373
           --              --          8.47      (27.17)       5,107        1.00(a)              (0.25)           140
           --           (0.03)        11.63        9.75        7,684        1.00(a)(b)            0.22             50
           --           (0.02)##      10.62        6.44        4,796        1.00+(a)              0.44+            40

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
     ---------------
        RATIO OF
        OPERATING
       EXPENSES TO
         AVERAGE
       NET ASSETS
---  ---------------
          1.93%+(a)
          2.29(a)
          2.52(a)
          2.20
          2.64
          4.09+
          1.85%+(a)
          1.81(a)
          3.04
          7.59+(a)
          1.36%+(a)
          1.35(a)
          1.38(a)
          1.36(a)
          1.38(a)
          1.94+(a)
          1.80%+(a)
          1.92(a)
          2.14(a)
          1.92(a)
          1.21
          1.70+(a)
          2.41%+(a)
          2.55(a)
          3.45(a)
          2.25(a)
          1.81(a)
          2.41+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             75

NATIONS FUNDS

For a share outstanding throughout each period.


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $11.28         $(0.02)           $ 1.54            $ 1.52           $   --         $   --
Year ended 12/31/2002#...........    13.45          (0.05)            (2.12)            (2.17)              --             --
Year ended 12/31/2001#...........    16.33          (0.02)            (2.86)            (2.88)           (0.00)***         --
Year ended 12/31/2000#...........    18.86           0.00***          (2.34)            (2.34)           (0.00)***      (0.19)
Year ended 12/31/1999#...........    12.16          (0.03)             6.73              6.70               --             --
Period ended 12/31/1998*.........    10.00           0.02              2.16              2.18            (0.02)##          --
CAPITAL GROWTH PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 7.04           0.00***         $ 0.75            $ 0.75           $   --         $   --
Year ended 12/31/2002#...........    10.08           0.01             (3.04)            (3.03)           (0.01)            --
Year ended 12/31/2001#...........    11.46           0.02             (1.38)            (1.36)           (0.02)            --
Year ended 12/31/2000............    13.03           0.07             (1.57)            (1.50)           (0.07)            --
Year ended 12/31/1999#...........    11.06           0.08              1.95              2.03            (0.06)            --
Period ended 12/31/1998*.........    10.00           0.06              1.07              1.13            (0.07)##          --
MIDCAP GROWTH PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 5.57         $(0.01)           $ 0.61            $ 0.60           $   --         $   --
Year ended 12/31/2002#...........     8.44          (0.02)            (2.85)            (2.87)              --             --
Period ended 12/31/2001**#.......    10.00          (0.02)            (1.54)            (1.56)              --             --
VALUE PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 8.15         $ 0.06            $ 0.81            $ 0.87           $   --         $   --
Year ended 12/31/2002#...........    10.39           0.12             (2.27)            (2.15)           (0.09)            --
Year ended 12/31/2001#...........    11.29           0.10             (0.91)            (0.81)           (0.09)            --
Year ended 12/31/2000#...........    10.61           0.12              0.67              0.79            (0.11)            --
Year ended 12/31/1999#...........    10.41           0.07              0.19              0.26            (0.06)            --
Period ended 12/31/1998*.........    10.00           0.04              0.41              0.45            (0.04)##          --
ASSET ALLOCATION PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 8.05         $ 0.06            $ 0.61            $ 0.67           $   --         $   --
Year ended 12/31/2002#...........     9.46           0.15             (1.43)            (1.28)           (0.13)            --
Year ended 12/31/2001#...........    10.13           0.22             (0.70)            (0.48)           (0.19)            --
Year ended 12/31/2000............     9.65           0.31              0.48              0.79            (0.31)            --
Year ended 12/31/1999#...........     9.68           0.20             (0.06)             0.14            (0.17)            --
Period ended 12/31/1998*.........    10.00           0.09             (0.31)            (0.22)           (0.10)##          --
HIGH YIELD BOND PORTFOLIO
Six months ended 6/30/03
  (unaudited)#...................   $ 8.45         $ 0.40            $ 1.14            $ 1.54           $   --         $   --
Year ended 12/31/2002#...........     8.87           0.80             (0.61)             0.19            (0.61)            --
Year ended 12/31/2001#...........     8.96           1.07             (0.33)             0.74            (0.83)            --
Period ended 12/31/2000**........    10.00           0.50             (1.03)            (0.53)           (0.51)            --

---------------

  * Portfolio commenced operations on March 27, 1998. Shares were offered to the public on April 6, 1998.

 ** High Yield Bond and MidCap Growth commenced operations on July 7, 2000 and
    May 1, 2001, respectively.

 ***Amount represents less than $0.01 per share.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Includes distributions in excess of net investment income or from net realized gains which amounted to less than $0.01 per share.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

 76                                                            SEMIANNUAL REPORT

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                     RATIO OF               RATIO OF                      RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING           NET INVESTMENT                   OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO         INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD       AVERAGE               AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS             NET ASSETS        RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------
   $   --        $12.80       13.48%    $67,392        1.18%+(a)(b)          (0.38)%+          50%          1.43%+(a)
       --         11.28      (16.13)     56,948        1.14(a)(b)            (0.40)           107           1.42(a)
    (0.00)***     13.45      (17.63)     72,550        1.10(a)               (0.14)           113           1.43(a)
    (0.19)        16.33      (12.42)     90,791        1.10(a)(b)             0.01            122           1.39(a)
       --         18.86       55.10      64,049        1.10(a)               (0.20)           110           1.41(a)
    (0.02)##      12.16       21.80      15,576        1.10+(a)               0.40+           184           1.99+(a)
   $   --        $ 7.79       10.65%    $14,668        1.00%+(a)              0.06%+           84%          1.65%+(a)
    (0.01)         7.04      (30.06)     12,486        1.00(a)(b)             0.07            153           1.61(a)
    (0.02)        10.08      (11.91)     18,346        0.89(a)(b)             0.17            167           1.51(a)
    (0.07)        11.46      (11.51)     22,542        0.75(a)                0.63             80           1.28(a)
    (0.06)        13.03       18.27      20,680        0.75(a)                0.64             76           1.07(a)
    (0.07)##      11.06       11.39       9,931        0.75+(a)               1.04+            16           1.62+(a)
   $   --        $ 6.17       10.77%    $23,172        1.00%+(a)             (0.37)%+          24%          1.61%+(a)
       --          5.57      (34.00)     12,641        1.00(a)               (0.38)            49           2.02(a)
       --          8.44      (15.60)      3,560        1.00+(a)              (0.19)+           20           5.73+(a)
   $   --        $ 9.02       10.67%    $30,452        1.00%+(a)              1.46%+           37%          1.46%+(a)
    (0.09)         8.15      (20.73)     19,598        1.00(a)(b)             1.30             89           1.59(a)
    (0.09)        10.39       (7.20)     14,017        1.00(a)                1.00            168           2.00(a)
    (0.11)        11.29        7.47      11,073        1.00(a)(b)             1.12            174           1.87(a)
    (0.06)        10.61        2.50      10,645        1.00(a)                0.67             82           1.68(a)
    (0.04)##      10.41        4.48       5,645        1.00+(a)               0.83+            27           2.32+(a)
   $   --        $ 8.72        8.32%    $15,347        1.00%+(a)              1.34%+          185%          1.75%+(a)
    (0.13)         8.05      (13.54)     10,636        1.00(a)                1.72            372           1.97(a)
    (0.19)         9.46       (4.72)     10,085        1.00(a)                2.31            273           2.34(a)
    (0.31)        10.13        8.14       7,321        1.00(a)                3.38            210           2.21(a)
    (0.17)         9.65        1.44       6,548        1.00(a)                2.01             75           1.79(a)
    (0.10)##       9.68       (2.23)      3,823        1.00+(a)               2.36+            94           2.71+(a)
   $   --        $ 9.99       18.22%    $56,873        1.00%+(a)              8.66%+           24%          1.28%+(a)
    (0.61)         8.45        2.18      35,354        1.00(a)                9.19             62           1.44(a)
    (0.83)         8.87        8.32      17,276        1.00(a)               11.43             64           2.13(a)
    (0.51)         8.96       (5.34)      9,843        1.00+                 10.68+            74           1.78+

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEMIANNUAL REPORT                                                             77

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                    JUNE 30, 2003 (UNAUDITED)


Nations Separate Account Trust (the "Trust"), was organized as a Delaware statutory trust on February 5, 1998 and commenced operations March 27, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company whose shares are offered in the following eleven portfolios: Nations Marsico International Opportunities Portfolio, Nations International Value Portfolio, Nations Marsico Focused Equities Portfolio, Nations Small Company Portfolio, Nations Marsico 21st Century Portfolio, Nations Marsico Growth Portfolio, Nations Capital Growth Portfolio, Nations MidCap Growth Portfolio, Nations Value Portfolio, Nations Asset Allocation Portfolio and Nations High Yield Bond Portfolio (individually, a "Portfolio", collectively the "Portfolios"). International Value Portfolio is no longer accepting new investments from current or prospective investors. The Portfolios are made available only to variable annuity and variable life separate accounts issued by participating life insurance companies. The investment objective of each Portfolio follows:

International Opportunities
  --                           Seeks long-term growth of capital
International Value --         Seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging market countries
Focused Equities --            Seeks long-term growth of capital
Small Company --               Seeks long-term capital growth by investing primarily in
                               equity securities
21st Century --                Seeks long-term growth of capital
Growth --                      Seeks long-term growth of capital
Capital Growth --              Seeks growth of capital by investing in companies that are believed to have superior earnings growth potential
MidCap Growth --               Seeks capital appreciation by investing in emerging growth companies that are believed to have superior long-term
                               earnings growth prospects
Value --                       Seeks growth of capital by investing in companies that are believed to be undervalued
Asset Allocation --            Seeks to obtain long-term growth from capital appreciation, and dividend and interest income
High Yield Bond --             Seeks maximum income by investing in a diversified portfolio of high yield debt securities

Certain Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Certain securities may be valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the Portfolio's prospectus.

Futures contracts: All Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments

 78                                                            SEMIANNUAL REPORT

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of net assets. In addition, the Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Loan Participations: The High Yield Bond Portfolio may invest in Loan Participations. When the Portfolio purchases a Loan Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations

SEMIANNUAL REPORT                                                             79

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


("Selling Participant"), but not the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid annually by the Portfolios. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio are charged to such Portfolio. The Portfolios, with the exception of International Value, MidCap Growth and High Yield Bond, bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under federal and state securities regulations. All such costs have been fully amortized.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP") a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), dated January 1, 2003, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Portfolio:

PORTFOLIO                                                     ANNUAL RATE
-------------------------------------------------------------------------
International Value, Small Company..........................     0.90%
International Opportunities.................................     0.80%
Focused Equities, 21st Century, Growth......................     0.75%
Capital Growth, MidCap Growth, Value, Asset Allocation......     0.65%
High Yield Bond.............................................     0.55%

Effective January 1, 2003, BACAP serves as adviser to the Portfolios without a sub-advisor, excluding International Opportunities, Focused Equities, 21st Century, Growth, International Value and High Yield Bond Portfolio.

The Trust has, on behalf of the International Opportunities, Focused Equities, 21st Century and Growth Portfolios, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of each Portfolio's average daily net assets.

The Trust has, on behalf of the International Value Portfolio, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the Portfolio's average daily net assets.

 80                                                            SEMIANNUAL REPORT

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


The Trust has, on behalf of the High Yield Bond Portfolio, entered into a sub-advisory agreement with BACAP and MacKay Shields LLC ("MacKay Shields") pursuant to which MacKay Shields is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.40% of the Portfolio's average daily net assets up to and including $100 million; 0.375% over $100 million and up to and including $200 million and 0.35% in excess of $200 million.

Effective January 1, 2003, BACAP Distributors, LLC ("BACAP Distributors") (formerly BA Advisors), a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, serves as sole administrator of the Portfolios. Under the agreement, BACAP Distributors is currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of the International Opportunities and International Value Portfolios and 0.23% of the average daily net assets of all other Portfolios of the Trust. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to an agreement with BACAP. For the six months ended June 30, 2003, BACAP Distributors earned 0.17% of the Portfolio's average daily net assets for its administration services.

BACAP and/or its affiliates may, from time to time, reduce their fees payable by each Portfolio. During the six months ended June 30, 2003 and until April 30, 2004, BACAP has agreed to reimburse expenses and/or waive its fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Portfolio's average daily net assets, exceeded the following annual rates: 1.00% for the Capital Growth Portfolio, MidCap Growth Portfolio, Value Portfolio, Asset Allocation Portfolio and High Yield Bond Portfolio, 1.10% for the 21st Century Portfolio, 1.25% for International Value Portfolio and Small Company Portfolio, and 1.50% (including shareholder servicing and distribution fees) for International Opportunities Portfolio.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares.

BNY serves as the custodian of the Trust's assets. For the six months ended June 30, 2003, expenses of the Trust were reduced by $180 under expense offset arrangements with BNY. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

BACAP Distributors serves as distributor of the Portfolios' shares.

For the six months ended June 30, 2003, the following Portfolios paid commissions to certain affiliates of BACAP in connection with the execution of various portfolio transactions:

PORTFOLIO                                                     COMMISSIONS
-------------------------------------------------------------------------
Small Company...............................................    $  155
21st Century................................................       762
Value.......................................................     4,545
Asset Allocation............................................     1,196

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or Officer of the Trust.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no portfolios are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company advised by BACAP. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in each Portfolio's Statement of net assets.

The Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission and BACAP earns investment advisory fees from such investments. The income earned by each Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

SEMIANNUAL REPORT                                                             81

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

The Trust has adopted a Shareholder Servicing and Distribution Plan (the "Servicing and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Servicing and Distribution Plan are calculated daily and paid monthly at a rate not exceeding 0.25% (on an annualized basis) of the average daily net asset value of the shares beneficially owned through the ownership of contracts by customers with whom the selling and servicing agents have a selling or servicing relationship. For the six months ended June 30, 2003 and until April 30, 2004, BACAP Distributors agreed to voluntarily waive 100% of the Portfolios' shareholder servicing and distribution fees, with the exception of International Opportunities Portfolio.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended June 30, 2003, were as follows:

PORTFOLIO                                                      PURCHASES        SALES
----------------------------------------------------------------------------------------
International Opportunities.................................  $24,653,704    $17,412,267
International Value.........................................      572,474      2,867,916
Focused Equities............................................   55,893,503     45,089,986
Small Company...............................................    8,149,453      2,924,283
21st Century................................................    8,398,480      7,244,588
Growth......................................................   29,051,770     29,260,705
Capital Growth..............................................   12,231,077     10,578,817
MidCap Growth...............................................   11,453,327      3,701,579
Value.......................................................   16,667,235      8,511,462
Asset Allocation............................................   10,413,903      6,592,066
High Yield Bond.............................................   23,808,595      9,809,399

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended June 30, 2003, were as follows:

PORTFOLIO                                                      PURCHASES        SALES
----------------------------------------------------------------------------------------
Asset Allocation............................................  $15,940,429    $15,898,978

5.  FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2003, the following Portfolios had forward foreign currency contracts outstanding:

                                                                                                                     UNREALIZED
                                                      VALUE OF CONTRACT    VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                          LOCAL          WHEN OPENED          WHEN OPENED          CONTRACT        (DEPRECIATION)
DESCRIPTION                             CURRENCY      (LOCAL CURRENCY)       (US DOLLARS)        (US DOLLARS)       (US DOLLARS)
---------------------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITIES:
CONTRACTS TO SELL:
Expiring September 17, 2003..........         Euro       (3,508,972)          $(4,038,897)        $(4,020,169)        $18,728
Expiring September 17, 2003..........         Euro         (175,888)             (200,838)           (201,513)           (675)
                                                                                                                      -------
Net unrealized appreciation..........                                                                                 $18,053
                                                                                                                      =======
21ST CENTURY:
CONTRACTS TO SELL:
Expiring September 17, 2003..........  Swiss Franc         (227,924)             (174,588)           (168,577)        $ 6,011
Expiring September 17, 2003..........  Swiss Franc         (117,590)              (88,719)            (86,972)          1,747
Expiring September 17, 2003..........  Swiss Franc          (15,101)              (11,225)            (11,169)             56
Expiring September 17, 2003..........         Euro         (157,991)             (186,477)           (181,008)          5,469
Expiring September 17, 2003..........         Euro           (7,262)               (8,289)             (8,319)            (30)
                                                                                                                      -------
Net unrealized appreciation..........                                                                                 $13,253
                                                                                                                      =======

 82                                                            SEMIANNUAL REPORT

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


                                                                                                                     UNREALIZED
                                                      VALUE OF CONTRACT    VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                          LOCAL          WHEN OPENED          WHEN OPENED          CONTRACT        (DEPRECIATION)
DESCRIPTION                             CURRENCY      (LOCAL CURRENCY)       (US DOLLARS)        (US DOLLARS)       (US DOLLARS)
---------------------------------------------------------------------------------------------------------------------------------
GROWTH:
CONTRACTS TO SELL:
Expiring July 8, 2003................         Euro         (509,989)             (587,008)           (584,286)          2,722
Expiring September 17, 2003..........         Euro          (25,563)              (29,190)            (29,288)            (98)
                                                                                                                      -------
Net unrealized appreciation..........                                                                                 $ 2,624
                                                                                                                      =======

6.  SHARES OF BENEFICIAL INTEREST

At June 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. At June 30, 2003, Hartford Life Insurance Company owned the following percentage of shares outstanding:

PORTFOLIO                                                     % OF SHARES HELD
------------------------------------------------------------------------------
Small Company...............................................        16.1%
Capital Growth..............................................        16.3
High Yield Bond.............................................        21.2

7.  LINES OF CREDIT

The Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

SEMIANNUAL REPORT                                                             83

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


The Portfolios had no borrowings outstanding at June 30, 2003. For the six months ended June 30, 2003, borrowings by the Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT         AVERAGE
PORTFOLIO                                                     OUTSTANDING*   INTEREST RATE
------------------------------------------------------------------------------------------
International Value.........................................    $10,606          1.76%
Growth......................................................      2,372          1.73

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral.

At June 30, 2003, the following Portfolios had securities on loan:

                                                               MARKET VALUE OF    MARKET VALUE
PORTFOLIO                                                     LOANED SECURITIES   OF COLLATERAL
-----------------------------------------------------------------------------------------------
Focused Equities............................................     $  307,319        $  326,301
Small Company...............................................      2,395,568         2,460,249
21st Century................................................        707,976           722,463
Growth......................................................      1,214,949         1,227,923
Capital Growth..............................................        281,955           288,810
Value.......................................................        354,796           366,149
Asset Allocation............................................        560,511           576,888
High Yield Bond.............................................      4,441,242         4,668,867

9.  INCOME TAXES

Information on the tax components of capital at June 30, 2003 is as follows:

                                                                                                                     NET TAX
                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION/
                                                                                                NET TAX         (DEPRECIATION) ON
                                                                                              UNREALIZED         DERIVATIVES AND
                                           COST OF          GROSS TAX       GROSS TAX        APPRECIATION/      FOREIGN CURRENCY
                                         INVESTMENTS        UNREALIZED      UNREALIZED     (DEPRECIATION) OF         AND NET
PORTFOLIO                              FOR TAX PURPOSES    APPRECIATION    DEPRECIATION       INVESTMENTS         OTHER ASSETS
---------------------------------------------------------------------------------------------------------------------------------
International Opportunities..........    $ 22,198,246      $ 3,741,054     $  (130,321)       $ 3,610,733            $ 1,871
International Value..................      21,557,297        1,529,259      (3,817,142)        (2,287,883)              (107)
Focused Equities.....................     105,719,821       21,183,420        (546,393)        20,637,027             18,291
Small Company........................      24,783,833        2,652,603      (1,462,569)         1,190,034                 --
21st Century.........................       6,971,560        1,176,354         (14,392)         1,161,962             13,281
Growth...............................      58,154,104       11,848,633        (262,394)        11,586,239              2,901
Capital Growth.......................      13,268,388        1,763,172         (71,543)         1,691,629                 --
MidCap Growth........................      21,276,303        2,283,773        (412,799)         1,870,974                 --
Value................................      29,343,759        2,138,748        (494,572)         1,644,176                 --
Asset Allocation.....................      16,814,484          964,484        (104,583)           859,901                 --
High Yield Bond......................      58,960,904        4,833,702      (1,767,100)         3,066,602                 --

 84                                                            SEMIANNUAL REPORT

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


At December 31, 2002, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

PORTFOLIO                        EXPIRING IN 2006    EXPIRING IN 2007    EXPIRING IN 2008    EXPIRING IN 2009    EXPIRING IN 2010
---------------------------------------------------------------------------------------------------------------------------------
International Opportunities....      $     --            $     --           $       --         $ 3,416,389         $   582,100
Focused Equities...............            --                  --            5,660,894          23,143,672          10,047,508
Small Company..................            --                  --                   --                  --             876,808
21st Century...................        78,483                  --              530,720           2,092,294             237,966
Growth.........................            --                  --              262,272          13,882,689           7,897,818
Capital Growth.................        36,966             221,488              517,769           1,966,000           4,631,508
MidCap Growth..................            --                  --                   --              57,066           1,091,297
Value..........................            --             169,864                   --             397,152           1,490,211
Asset Allocation...............       178,334              74,210                   --                  --             872,757
High Yield.....................            --                  --                   --                  --             173,288

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the following Portfolios elected to defer losses occurring between November 1, 2002 and December 31, 2002 under these rules, as follows:

                                                              CAPITAL LOSSES   CURRENCY LOSSES
PORTFOLIO                                                        DEFERRED         DEFERRED
----------------------------------------------------------------------------------------------
International Opportunities.................................     $ 18,172           $ --
International Value.........................................           --            228
Small Company...............................................      124,208             --
21st Century................................................      108,863             52
Capital Growth..............................................       53,045             --
MidCap Growth...............................................        7,964             --
Value.......................................................       73,665             --
Asset Allocation............................................      177,018             --

Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2003.

10.  COMMITMENTS AND CONTINGENCIES

As of December 31, 2002, the High Yield Bond Portfolio had unfunded loan commitments pursuant to the following loan agreements:

BORROWER                                                      UNFUNDED COMMITMENT
---------------------------------------------------------------------------------
Owens Corning, Inc. ........................................        $4,610

11.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

The following securities are considered restricted as to resale at June 30, 2003 for the High Yield Bond Portfolio.

SEMIANNUAL REPORT                                                             85

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


                                                                           PRINCIPAL                  MARKET     PERCENTAGE
                                                                            AMOUNT/                   VALUE        OF NET
SECURITY                                               ACQUISITION DATE     SHARES        COST       06/30/03      ASSETS
---------------------------------------------------------------------------------------------------------------------------
Algoma Steel Inc., 11.000% due 12/31/09..............  08/23/01-02/03/03   $161,000    $  119,046   $  104,650      0.2%
Algoma Steel Inc., 1.000% due 12/31/30...............  04/12/01-12/14/01     35,000            --        6,825      0.0*
CMS Energy Credit Facility, 7.500% due
  04/30/04(e)(f).....................................  04/17/03              44,171        43,896       44,502      0.1
CMS Energy Credit Facility, 9.000% due
  09/30/04(e)(f).....................................  04/17/03              75,000        74,176       74,906      0.1
Ermis Maritime Holdings Ltd., 12.500% due
  12/31/04(c)(g).....................................  02/22/01              11,290        10,391        5,160      0.0*
Globix Corporation, 11.000% due 05/01/08(c)(d)(g)....  10/15/01-04/08/02     53,585        57,266       40,189      0.1
Globix Corporation, Common Stock(h)..................  10/15/01-04/08/02      5,619            --        7,726      0.0*
GT Telecom Racers Notes Trust, Series A, 0.000% due
  06/30/08(a)(b)(e)(f)(g)............................  12/13/01              40,825        15,785            4      0.0*
GT Telecom Racers Notes Trust, Series B, 0.000% due
  06/30/08(a)(b)(e)(f)(g)............................  12/13/01              29,175        15,293            3      0.0*
IMPSAT Fiber Networks, Inc., Common Stock(g)(h)......  04/04/02               1,475        78,600           15      0.0*
Loral Space & Communications, Warrants, Expire
  01/15/07(h)........................................  12/31/01                 803            --            8      0.0*
Millicom International Cellular S.A., 2.000%
  due 06/01/06(c)....................................  05/12/03              43,000        37,126      106,801      0.2
Mirant Revolver Credit Facility, 4.750% due
  07/15/03(e)(f).....................................  04/11/03             100,000        97,282       71,500      0.1
NII Holdings, Inc., Class B, Common Stock(h).........  11/14/01-11/13/02      7,561        18,902      289,358      0.5
NII Holdings, Inc., (0.000)% due 11/01/09
  13.000% beginning 11/01/04.........................  11/13/02             169,961        94,745      156,789      0.3
NEON Communications, Inc., Preferred Stock(g)(h).....  12/04/02               3,477        39,115       39,116      0.1
NEON Communications, Inc., Warrants, Expire
  12/02/12(g)(h).....................................  12/04/02              20,868            --          209      0.0*
NEON Communications, Inc., Class A Warrants,
  Expire 12/02/12(g)(h)..............................  12/04/02              17,391            --          174      0.0*
Ono Finance plc, Warrants, Expire 03/16/11(d)(h).....  02/09/01                 105        14,486            1      0.0*
Owens Corning Bank Debt, 0.000% due
  01/01/04(a)(b)(f)..................................  08/15/01-10/14/02     94,221        63,181       70,037      0.1
Pacific Gas and Electric Company Bank Debt A,
  8.375% due 12/30/06(e)(f)..........................  07/10/02             135,000       130,300      136,462      0.2
Pagemart Nationwide, 15.000% due 02/01/05(a)(b)(g)...  03/01/01              80,000        76,810            8      0.0*
Pegasus Promissory Note, 0.000% due 01/31/04(a)(g)...  08/24/01               1,584            --           --       --
President Casinos, Inc., 13.000% due
  09/15/03(a)(g).....................................  08/20/01              37,000        17,575       17,575      0.0*
Qwest Communications Term B, 6.950% due
  06/30/10(e)(f).....................................  06/05/03             350,000       344,218      349,387      0.6
Qwest Service Corporation, 4.790% due
  05/03/05(e)(f).....................................  01/24/03              23,420        20,240       22,775      0.1
Thermadyne Holding Corporation, Common Stock(h)......  05/23/03               8,516        96,317      115,605      0.2
Thermadyne Holding Corporation Bank Debt,
  5.730% due 03/31/08(e)(f)..........................  06/05/03             121,961       121,961      120,131      0.2
United Artists Theatre Circuit Inc., Series 1995-A,
  9.300% due 07/01/15(g).............................  01/27/03             135,636       122,300      135,636      0.2
Ziff Davis Holdings, Inc., Series E-1, Preferred
  Stock(g)(h)........................................  08/15/01-09/04/01         25            --           --      0.0*
Ziff Davis Media, Inc., Bank Debt Term B,
  6.040% due 03/31/07(e)(f)..........................  11/06/01              48,661        36,890       42,335      0.1
                                                                                       ----------   ----------      ---
Total................................................                                  $1,745,901   $1,957,887      3.4%
                                                                                       ==========   ==========      ===

---------------

 * Amount represents less than 0.1%.

(a)Issue in default.

(b)Issuer in bankruptcy.

(c)PIK ("Payment in kind"). Interest or dividend payment is made with additional securities.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)Variable rate note. The interest rate shown reflects the rate in effect at June 30, 2003.

(f) Loan participation agreement.

(g)Fair valued security.

(h)Non-income producing security.

 86                                                            SEMIANNUAL REPORT

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)       JUNE 30, 2003 (UNAUDITED)


12.  SUBSEQUENT EVENT

Effective September 5, 2003, the MidCap Growth Portfolio will change its investment objective and principal investment strategies.

SEMIANNUAL REPORT                                                             87

ITEM 2.  CODE OF ETHICS.
          Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
          Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not Applicable.

ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not Applicable.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) EX-99.CERT
                A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          (b)   EX-99.906CERT
                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nations Separate Account Trust
            ------------------------------------------------

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003


By:  /s/ Edward D. Bedard
     Edward D. Bedard
     Chief Financial Officer

Date:  September 8, 2003



* Print the name and title of each signing officer under his or her signature.